GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 64.0%
Angola – 1.4%
Angolan Government International Bond (NR/B3)
	$470,000	8.250%		05/09/28	$ 425,350
Republic of Angola (NR/B3)
	910,000	9.500		11/12/25	937,300
	4,090,000	8.250	(a)	05/09/28	3,701,450
Republic of Angola (B-/B3)
	1,740,000	8.000		11/26/29	1,531,200
	1,840,000	8.750	(a)	04/14/32	1,591,600

					8,186,900

Argentina(b) – 1.1%
Republic of Argentina (CCC+/NR)
EUR	120,088	0.500		07/09/29	31,197
	$1,479,348	1.000		07/09/29	392,027
EUR	3,559,900	0.125		07/09/30	921,235
	$6,884,677	0.500	(c)	07/09/30	1,862,305
	10,164,166	1.500	(c)	07/09/35	2,561,370
	840,000	3.875	(c)	01/09/38	264,495
	1,294,455	3.500	(c)	07/09/41	366,331

					6,398,960

Azerbaijan – 0.3%
Republic of Azerbaijan (NR/Ba1u)
	684,000	4.750		03/18/24	674,723
	1,640,000	3.500		09/01/32	1,360,995

					2,035,718

Bahrain – 2.6%
Bahrain Government International Bond (B+/NR)
	2,800,000	6.750		09/20/29	2,774,275
CBB International Sukuk Programme Co. SPC (B+/B2u)
	2,670,000	3.950	(a)	09/16/27	2,552,019
Kingdom of Bahrain (B+/NR)
	1,950,000	4.250	(a)	01/25/28	1,780,350
	480,000	4.250		01/25/28	438,240
	1,650,000	5.250	(a)	01/25/33	1,404,563
	1,930,000	5.250		01/25/33	1,642,912
	1,360,000	5.625	(a)	05/18/34	1,170,705
Kingdom of Bahrain (B+/B2u)
	1,510,000	7.375	(a)	05/14/30	1,527,743
	1,320,000	5.625	(a)	09/30/31	1,200,210
	680,000	5.450		09/16/32	597,890
	820,000	5.450	(a)	09/16/32	720,985

					15,809,892

Benin – 0.4%
Benin Government International Bond (B+/NR)
EUR	2,190,000	4.875	(a)	01/19/32	1,805,099
	280,000	6.875		01/19/52	216,421
Benin Government International Bond (B+/B1)
	590,000	4.950		01/22/35	457,411
	280,000	4.950	(a)	01/22/35	217,076

					2,696,007

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Brazil – 0.7%
Republic of Brazil (BB-/Ba2)
	$1,635,000	3.875%		06/12/30	$ 1,415,092
	3,610,000	4.750	(b)	01/14/50	2,508,499

					3,923,591

Cameroon(a) – 0.2%
Republic Of Cameroon (B-/B2u)
EUR	1,550,000	5.950		07/07/32	1,222,413

Chile(b) – 2.2%
Republic of Chile (A/A2)
	$4,970,000	3.500		01/31/34	4,226,985
	1,440,000	4.340		03/07/42	1,213,020
	390,000	3.500		01/25/50	280,873
	2,960,000	4.000		01/31/52	2,278,830
	2,180,000	3.100		01/22/61	1,354,734
	6,080,000	3.250		09/21/71	3,742,240

					13,096,682

Colombia(b) – 3.0%
Colombia Government International Bond (BB+/Baa2)
	1,010,000	8.000		04/20/33	1,007,980
Republic of Colombia (BB+/Baa2)
	480,000	3.875		04/25/27	423,690
	1,990,000	4.500		03/15/29	1,715,504
	4,270,000	3.000		01/30/30	3,262,280
	3,990,000	3.125		04/15/31	2,957,089
	1,300,000	3.250		04/22/32	943,150
	920,000	5.625		02/26/44	674,360
	1,660,000	5.000		06/15/45	1,138,968
	4,260,000	4.125		05/15/51	2,554,136
	5,810,000	3.875		02/15/61	3,238,349

					17,915,506

Costa Rica – 0.2%
Republic of Costa Rica (B/B2)
	880,000	6.125		02/19/31	851,565
	470,000	5.625		04/30/43	381,816

					1,233,381

Dominican Republic – 2.1%
Dominican Republic (BB/Ba3)
	450,000	6.875		01/29/26	453,459
	1,310,000	5.950		01/25/27	1,278,314
	1,500,000	8.625		04/20/27	1,555,125
	1,640,000	5.500	(a)(b)	02/22/29	1,501,933
	3,290,000	4.500	(a)	01/30/30	2,790,948
	199,000	6.850		01/27/45	171,986
	2,700,000	6.500	(a)	02/15/48	2,217,881
	360,000	6.400	(a)	06/05/49	289,868
	3,360,000	5.875		01/30/60	2,455,530

					12,715,044

Ecuador – 2.0%
Republic of Ecuador (B-/NR)
	3,532,360	0.000	(a)(d)	07/31/30	1,367,244

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ecuador – (continued)
Republic of Ecuador (B-/NR) – (continued)
	$1,620,000	0.000	%(d)	07/31/30	$ 627,041
	993,040	5.500	(a)(c)	07/31/30	631,698
	5,900,000	5.500	(c)	07/31/30	3,753,137
	12,508,455	2.500	(a)(c)	07/31/35	5,721,055

					12,100,175

Egypt – 2.2%
Egypt Government International Bond (B/B2u)
	1,300,000	8.875		05/29/50	866,125
Republic of Egypt (B/NR)
EUR	139,000	6.375		04/11/31	102,295
	670,000	6.375	(a)	04/11/31	493,076
Republic of Egypt (B/B2)
	$980,000	5.800		09/30/27	808,500
	3,153,000	5.875		02/16/31	2,180,102
	1,430,000	7.300		09/30/33	1,015,300
Republic of Egypt (B/B2u)
	1,550,000	6.588		02/21/28	1,265,188
	3,020,000	7.625	(a)	05/29/32	2,224,041
	2,690,000	8.700		03/01/49	1,768,675
	1,190,000	8.700	(a)	03/01/49	782,425
	2,960,000	8.875	(a)	05/29/50	1,972,100

					13,477,827

El Salvador – 0.8%
Republic of El Salvador (CCC+/Caa3u)
	26,000	7.750	(e)	01/24/23	25,006
	2,930,000	5.875		01/30/25	1,854,690
	580,000	6.375		01/18/27	251,140
	710,000	8.250		04/10/32	306,542
	1,230,000	7.625		02/01/41	471,090
	610,000	7.125	(b)	01/20/50	231,724
	2,260,000	9.500	(a)(b)	07/15/52	971,517
	1,440,000	9.500	(b)	07/15/52	619,020

					4,730,729

Ethiopia – 0.1%
Ethiopia International Bond (CCC/Caa2)
	940,000	6.625		12/11/24	580,039

Gabon – 0.5%
Gabon Government International Bond (NR/Caa1)
	710,000	6.625		02/06/31	579,227
Republic of Gabon (NR/Caa1)
	2,150,000	7.000	(a)(b)	11/24/31	1,759,372
Republic of Gabon (NR/NR)
	836,079	6.375		12/12/24	781,890

					3,120,489

Ghana – 0.9%
Republic of Ghana (NR/Caa3)
	1,970,000	10.750		10/14/30	1,379,000
Republic of Ghana (CC/Ca)
	1,756,000	6.375		02/11/27	658,500
	750,000	6.375	(a)	02/11/27	281,250
	660,000	7.625		05/16/29	237,600

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ghana – (continued)
Republic of Ghana (CC/Ca) – (continued)
	$1,120,000	8.125	%(a)	03/26/32	$ 396,200
	4,150,000	8.625		04/07/34	1,472,731
	410,000	8.625	(a)	04/07/34	145,499
	280,000	7.875		02/11/35	97,965
	410,000	8.875		05/07/42	141,450
	1,410,000	8.875	(a)	05/07/42	486,450
	210,000	8.627	(a)	06/16/49	71,925
	379,000	8.627		06/16/49	129,808
	440,000	8.950		03/26/51	151,607

					5,649,985

Guatemala – 1.6%
Guatemala Government Bond (BB-/Ba1)(b)
	600,000	6.125		06/01/50	562,425
Republic of Guatemala (BB-/NR)(b)
	550,000	4.650		10/07/41	440,103
Republic of Guatemala (BB-/Ba1)
	6,260,000	4.375	(a)	06/05/27	5,901,224
	1,330,000	5.250	(a)(b)	08/10/29	1,275,802
	1,290,000	6.125	(a)(b)	06/01/50	1,209,214

					9,388,768

Honduras(a)(b) – 0.1%
Republic of Honduras (BB-/B1)
	710,000	5.625		06/24/30	567,911

Hungary – 1.5%
Hungary Government Bond (BBB/Baa2)
EUR	940,000	5.000		02/22/27	996,426
	$2,300,000	5.500	(a)	06/16/34	2,142,306
Hungary Government International Bond (BBB/Baa2)
	3,540,000	5.250	(a)	06/16/29	3,365,876
	1,570,000	2.125		09/22/31	1,153,754
	2,420,000	3.125		09/21/51	1,442,623

					9,100,985

Indonesia – 2.5%
Indonesia Government International Bond (BBB/Baa2)(b)
	800,000	3.200		09/23/61	548,088
Perusahaan Penerbit SBSN Indonesia III (BBB/Baa2)
	1,032,000	3.800	(a)	06/23/50	797,334
	1,460,000	3.800		06/23/50	1,128,011
Republic of Indonesia (BBB/Baa2)
	1,380,000	4.150	(b)	09/20/27	1,352,552
	2,380,000	3.850		10/15/30	2,231,696
	5,630,000	4.650	(b)	09/20/32	5,518,019
EUR	870,000	1.100		03/12/33	676,525
	$350,000	4.625		04/15/43	318,539
	1,520,000	3.050		03/12/51	1,098,367
	890,000	4.450		04/15/70	744,360
	1,490,000	3.350		03/12/71	996,601

					15,410,092

Iraq – 0.3%
Republic of Iraq (NR/NR)
	343,750	5.800	(b)	01/15/28	315,777

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Iraq – (continued)
Republic of Iraq (B-/Caa1u)
	$1,790,000	6.752%		03/09/23	$ 1,763,486

					2,079,263

Israel(d) – 1.0%
Bank of Israel Bill - Makam (NR/NR)
ILS	21,725,000	0.000		02/08/23	6,150,812

Ivory Coast – 0.8%
Republic of Ivory Coast (BB-/Ba3)
EUR	3,020,000	5.250		03/22/30	2,723,194
	1,320,000	4.875	(a)	01/30/32	1,112,114
	$920,000	6.125		06/15/33	818,800
EUR	310,000	6.625	(a)	03/22/48	233,283

					4,887,391

Jamaica – 0.2%
Jamaica Government International Bond (B+/B2)
	$1,140,000	7.875		07/28/45	1,277,726

Jordan – 0.9%
Kingdom of Jordan (B+/B1)
	1,725,000	5.750		01/31/27	1,653,089
	2,160,000	5.850	(a)	07/07/30	1,920,105
	1,790,000	5.850		07/07/30	1,591,198

					5,164,392

Kenya – 0.9%
Republic of Kenya (B/B2u)
	2,470,000	7.000	(a)	05/22/27	2,213,738
	550,000	7.250		02/28/28	484,000
	750,000	7.250	(a)	02/28/28	660,000
	2,200,000	8.000	(a)	05/22/32	1,886,500

					5,244,238

Lebanon(f) – 0.3%
Republic of Lebanon (NR/NR)
	3,663,000	6.750		11/29/27	207,875
Republic of Lebanon (D/NR)
	2,710,000	8.250		04/12/21	162,600
	3,990,000	6.200		02/26/25	226,432
Republic of Lebanon (D/NR)
	2,020,000	6.650		04/22/24	114,635
	130,000	6.600		11/27/26	7,378
	710,000	6.850		03/23/27	40,071
	750,000	6.650		11/03/28	42,563
	5,764,000	6.850		05/25/29	325,306
	6,874,000	6.650		02/26/30	390,099
	1,520,000	7.050		11/02/35	85,785
Republic of Lebanon (D/WR)
	310,000	6.100		10/04/22	17,825

					1,620,569

Macedonia(a) – 0.7%
Republic of North Macedonia (BB-/NR)
EUR	4,140,000	2.750		01/18/25	4,125,045

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Maldives(a) – 0.1%
Maldives Sukuk Issuance Ltd. (NR/Caa1)
	$600,000	9.875%		04/08/26	$ 458,738

Mexico(b) – 2.6%
Mexico Government International Bond (BBB/Baa2)
	250,000	4.750		04/27/32	233,797
	710,000	4.875		05/19/33	653,910
EUR	3,990,000	2.250		08/12/36	3,027,938
	$1,240,000	4.280		08/14/41	953,095
EUR	1,110,000	2.125		10/25/51	653,732
United Mexican States (BBB/Baa2)
	$5,490,000	2.659		05/24/31	4,435,920
	9,209,000	3.771		05/24/61	5,832,175

					15,790,567

Mongolia – 0.3%
Mongolia Government International Bond (B/B3u)
	1,400,000	5.625		05/01/23	1,359,904
	460,000	3.500	(a)	07/07/27	365,750
Republic of Mongolia (B/B3)
	280,000	5.125	(a)	04/07/26	240,831

					1,966,485

Morocco – 0.9%
Morocco Government International Bond (BB+/Ba1u)
	1,390,000	3.000	(a)	12/15/32	1,097,926
Republic of Morocco (BB+/Ba1u)
	1,160,000	2.375	(a)	12/15/27	1,004,705
	1,440,000	2.375		12/15/27	1,247,220
EUR	1,010,000	1.500	(a)	11/27/31	794,851
	$810,000	4.000	(a)	12/15/50	549,686
	1,230,000	4.000		12/15/50	834,709

					5,529,097

Mozambique(c) – 0.1%
Republic of Mozambique (NR/Caa2u)
	980,000	5.000		09/15/31	742,840

Nigeria – 2.3%
Republic of Nigeria (B-/B3)
	3,140,000	6.500		11/28/27	2,523,775
	630,000	6.125	(a)	09/28/28	485,100
	3,000,000	6.125		09/28/28	2,310,000
	1,380,000	8.375		03/24/29	1,138,500
	2,550,000	7.143		02/23/30	1,947,562
	610,000	8.747		01/21/31	497,913
	4,060,000	7.875		02/16/32	3,045,000
	2,540,000	7.696	(a)	02/23/38	1,717,358

					13,665,208

Oman – 3.5%
Republic of Oman (NR/Ba3)
	2,680,000	6.750	(a)	10/28/27	2,768,440
	880,000	6.750		10/28/27	909,040
	5,790,000	5.625		01/17/28	5,696,998
	1,270,000	6.000		08/01/29	1,267,857

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Oman – (continued)
Republic of Oman (NR/Ba3) – (continued)
$3,260,000	6.250	%(a)	01/25/31	$ 3,267,743
810,000	6.250		01/25/31	811,924
1,390,000	7.375	(a)	10/28/32	1,503,198
2,230,000	6.750	(a)	01/17/48	2,075,712
500,000	7.000		01/25/51	480,875
Republic of Oman (BB/Ba3)
1,430,000	4.750		06/15/26	1,376,196
1,030,000	5.375		03/08/27	1,004,443
330,000	6.500		03/08/47	299,475

				21,461,901

Pakistan – 0.7%
Pakistan Government International Bond (CCC+/Caa1)
200,000	8.250		04/15/24	106,022
Pakistan Water & Power Development Authority (CCC+/NR)
940,000	7.500		06/04/31	266,314
Republic of Pakistan (NR/Caa1)
790,000	6.000	(a)	04/08/26	316,087
1,594,000	6.000		04/08/26	637,775
420,000	7.375	(a)	04/08/31	148,096
980,000	7.375		04/08/31	345,558
3,340,000	8.875		04/08/51	1,144,317
Republic of Pakistan (CCC+/Caa1)
3,287,000	6.875		12/05/27	1,265,857

				4,230,026

Panama – 1.8%
Panama Government International Bond (BBB/Baa2)(b)
370,000	6.400		02/14/35	375,272
Panama Notas del Tesoro (BBB/Baa2)
2,560,000	3.750		04/17/26	2,405,280
Republic of Panama (BBB/Baa2)
3,460,000	4.500	(b)	04/16/50	2,609,705
1,990,000	4.500	(b)	04/01/56	1,459,292
3,680,000	3.870	(b)	07/23/60	2,370,840
1,950,000	4.500	(b)	01/19/63	1,375,725

				10,596,114

Papua New Guinea(a) – 0.1%
Papua New Guinea Government International Bond (B-/B2)
490,000	8.375		10/04/28	416,898

Paraguay – 1.5%
Paraguay Government International Bond (BB/Ba1)(b)
670,000	5.400		03/30/50	575,279
Republic of Paraguay (BB/Ba1)
610,000	5.000	(a)	04/15/26	607,636
2,440,000	4.700	(a)	03/27/27	2,392,420
400,000	4.950	(b)	04/28/31	386,075
340,000	4.950	(a)(b)	04/28/31	328,164
6,339,000	2.739	(a)(b)	01/29/33	5,060,503

				9,350,077

Peru(b) – 1.3%
Republic of Peru (BBB/Baa1)
540,000	2.783		01/23/31	446,445

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Peru(b) – (continued)
Republic of Peru (BBB/Baa1) – (continued)
EUR	580,000	1.250%		03/11/33	$ 432,585
	$1,620,000	3.000		01/15/34	1,275,547
	3,440,000	2.780		12/01/60	2,011,970
	900,000	3.600		01/15/72	585,450
	5,740,000	3.230	(g)	07/28/21	3,346,420

					8,098,417

Philippines – 0.9%
Philippines Government International Bond (BBB+/Baa2)
	2,740,000	5.609		04/13/33	2,891,001
	1,320,000	5.950		10/13/47	1,419,145
Republic of Philippines (BBB+/Baa2)
	1,870,000	3.200		07/06/46	1,355,956

					5,666,102

Poland – 0.3%
Republic of Poland Government International Bond (A-/A2)(b)
	240,000	5.500		11/16/27	245,383
	1,680,000	5.750		11/16/32	1,780,448

					2,025,831

Qatar(a) – 0.2%
Republic of Qatar (AA/Aa3)
	1,290,000	4.400		04/16/50	1,174,142

Romania – 2.0%
Republic of Romania (BBB-/Baa3)
EUR	880,000	2.375	(a)	04/19/27	840,319
	600,000	2.875		05/26/28	554,279
	1,130,000	1.750	(a)	07/13/30	838,258
	700,000	2.124	(a)	07/16/31	514,826
	$50,000	3.625	(a)	03/27/32	39,650
	2,520,000	3.625		03/27/32	1,998,360
EUR	420,000	2.000		04/14/33	287,119
	3,280,000	2.000	(a)	04/14/33	2,242,260
	590,000	2.750		04/14/41	352,611
	1,190,000	3.375		01/28/50	730,305
	$800,000	4.000		02/14/51	525,400
Republic of Romania (BBB-/Baa3)
	1,520,000	3.000	(a)	02/27/27	1,342,160
Republic of Romania (BBB-/Baa3)
	2,070,000	3.000	(a)	02/14/31	1,622,104
Romanian Government International Bond (BBB-/Baa3)
	350,000	5.250		11/25/27	334,862

					12,222,513

Russia – 0.9%
Russian Federation Bond (NR/NR)
	3,200,000	4.375	(a)	03/21/29	832,000
EUR	10,800,000	1.850		11/20/32	2,890,214
	$1,000,000	5.100		03/28/35	290,000
	2,400,000	5.100	(a)	03/28/35	696,000
	1,800,000	5.100	(a)	03/28/35	522,000

					5,230,214

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Saudi Arabia – 1.8%
Saudi Government International Bond (NR/A1)
	$2,060,000	5.500	%(a)	10/25/32	$ 2,181,540
	1,380,000	5.000		04/17/49	1,296,596
	410,000	3.750		01/21/55	321,158
	1,770,000	3.750	(a)	01/21/55	1,386,463
	5,460,000	4.500	(a)	04/22/60	4,822,887
	1,650,000	3.450		02/02/61	1,173,872

					11,182,516

Senegal – 0.5%
Republic of Senegal (B+/Ba3)
EUR	3,170,000	4.750	(a)	03/13/28	2,926,743
	$390,000	6.750		03/13/48	273,926

					3,200,669

Serbia – 0.7%
Republic of Serbia (NR/Ba2)
EUR	1,620,000	3.125		05/15/27	1,487,340
Republic of Serbia (BB+/Ba2)
	1,170,000	1.000	(a)	09/23/28	897,285
	$1,190,000	2.125		12/01/30	850,701
EUR	520,000	1.650		03/03/33	336,694
	290,000	2.050		09/23/36	174,384
Serbia International Bond (BB+/Ba2)
	420,000	1.000		09/23/28	322,103

					4,068,507

South Africa – 2.4%
Republic of South Africa (NR/Ba2)
	$280,000	4.850		09/27/27	264,915
	2,770,000	5.650		09/27/47	2,035,950
Republic of South Africa (BB-/Ba2)
	2,470,000	4.300		10/12/28	2,194,132
	5,270,000	4.850		09/30/29	4,676,466
	1,280,000	5.875		04/20/32	1,150,400
	530,000	6.250		03/08/41	448,612
	940,000	5.375		07/24/44	706,058
	1,100,000	5.000		10/12/46	766,425
	2,460,000	5.750		09/30/49	1,801,950
	890,000	7.300		04/20/52	762,062

					14,806,970

Sri Lanka – 0.5%
Republic of Sri Lanka (D/Ca)
	690,000	6.125		06/03/25	212,520
	1,600,000	6.850		11/03/25	480,300
	3,770,000	6.850	(a)	11/03/25	1,131,707
	1,690,000	6.750	(a)	04/18/28	504,676
	3,010,000	7.550	(a)	03/28/30	876,286

					3,205,489

Trinidad and Tobago(a)(b) – 0.2%
Republic of Trinidad & Tobago (BBB-/Ba2)
	1,560,000	4.500		06/26/30	1,469,130

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Tunisia – 0.4%
Tunisian Republic (NR/Caa1)
EUR	660,000	6.750%		10/31/23	$ 589,395
	460,000	5.625		02/17/24	386,324
	$700,000	5.750		01/30/25	474,819
EUR	1,150,000	6.375		07/15/26	769,231

					2,219,769

Turkey – 3.6%
Republic of Turkey (NR/B3)
	$1,040,000	4.250		03/13/25	972,400
	1,200,000	4.875		10/09/26	1,071,000
	3,970,000	6.000		03/25/27	3,627,587
	6,670,000	5.250		03/13/30	5,369,350
	1,200,000	5.950		01/15/31	996,000
	880,000	5.875		06/26/31	721,600
	2,670,000	6.500		09/20/33	2,210,760
	450,000	5.750		05/11/47	305,241
Republic of Turkey (NR/B3)
	999,000	7.375		02/05/25	1,001,498
	1,750,000	6.000		01/14/41	1,264,375
Turkey Government International Bond (NR/B3)
	3,900,000	9.875		01/15/28	4,036,500

					21,576,311

Ukraine – 0.8%
Ukraine Government Bond (CCC+/NR)
EUR	2,890,000	6.750		06/20/28	555,494
	$910,000	6.876		05/21/31	172,218
EUR	2,210,000	4.375	(a)	01/27/32	416,953
	970,000	4.375		01/27/32	183,007
	$4,490,000	7.375		09/25/34	831,492
	873,000	7.253	(a)	03/15/35	162,760
	3,120,000	7.253		03/15/35	581,685
	1,478,000	0.000	(h)	08/01/41	421,045
Ukraine Government Bond (CCC+/Caa3u)
	630,000	7.750		09/01/27	130,646
	5,600,000	7.750		09/01/28	1,195,600
	1,220,000	7.750		09/01/29	259,098

					4,909,998

United Arab Emirates(a) – 0.4%
Finance Department Government of Sharjah (BBB-/Ba1)
	490,000	3.625		03/10/33	404,801
	2,881,000	4.000		07/28/50	1,881,293

					2,286,094

Uruguay – 0.7%
Republic of Uruguay (BBB/Baa2)
	569,610	4.375	(b)	01/23/31	567,047
	1,705,920	5.750	(b)	10/28/34	1,852,629
	1,890,000	4.975		04/20/55	1,819,125

					4,238,801

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Uzbekistan – 0.5%
National Bank of Uzbekistan (BB-/NR)
$1,560,000	4.850%		10/21/25	$ 1,406,242
Republic of Uzbekistan (BB-/NR)
990,000	5.375	(a)	02/20/29	915,317
1,160,000	3.700	(a)	11/25/30	963,380

				3,284,939

Vietnam(b)(i)(j) – 0.3%
Debt and Asset Trading Corp. (NR/NR)
2,160,000	1.000		10/10/25	1,784,430

Zambia – 0.2%
Republic of Zambia (D/NR)
2,462,000	5.375		09/20/22	1,021,730
520,000	8.500		04/14/24	234,000

				1,255,730

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $521,219,422)				$388,025,053

Corporate Obligations – 22.5%
Azerbaijan – 0.2%
State Oil Co. of the Azerbaijan Republic (BB-/NR)
$1,040,000	6.950%		03/18/30	$ 1,069,445

Bermuda(a)(b) – 0.2%
Tengizchevroil Finance Co. International Ltd. (BB+/Baa2)
1,690,000	2.625		08/15/25	1,444,950

Brazil – 0.5%
Banco do Brasil SA (CCC+/NR) (10 year CMT + 4.398%)
1,980,000	6.250	(b)(h)	10/29/49	1,773,090
Banco do Brasil SA (CCC+/B2) (10 year CMT + 6.362%)
290,000	9.000	(b)(h)	06/29/49	287,789
Samarco Mineracao SA (NR/WR)
775,000	4.125	(f)	11/01/22	328,794
430,000	5.750	(f)	10/24/23	196,805
800,000	5.375	(f)	09/26/24	361,400

				2,947,878

British Virgin Islands – 0.2%
Easy Tactic Ltd. (NR/NR)(k)
395,437	7.500	(b)	07/11/28	75,331
Huarong Finance 2017 Co. Ltd. (NR/Baa3)
480,000	4.750		04/27/27	419,790
290,000	4.250		11/07/27	245,050
SF Holding Investment 2021 Ltd. (A-/A3)
390,000	2.375		11/17/26	349,974
360,000	3.125		11/17/31	295,510

				1,385,655

Burundi – 1.1%
The African Export-Import Bank (NR/Baa1)
2,022,000	2.634	(a)(b)	05/17/26	1,792,544
1,740,000	3.798	(a)(b)	05/17/31	1,435,587

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Burundi – (continued)
The Eastern & Southern African Trade & Development Bank (NR/Baa3)
$3,740,000	4.875%		05/23/24	$ 3,584,827

				6,812,958

Cayman Islands – 1.3%
Gaci First Investment Co. (NR/A1)(b)
5,610,000	5.000		10/13/27	5,610,785
KSA Sukuk Ltd. (NR/A1)
2,170,000	5.268	(a)	10/25/28	2,257,668

				7,868,453

Chile – 0.5%
Embotelladora Andina SA (BBB/NR)
506,000	5.000	(a)	10/01/23	502,142
Empresa de los Ferrocarriles del Estado (A/NR)
600,000	3.068	(a)(b)	08/18/50	370,988
Empresa de Transporte de Pasajeros Metro SA (NR/A3)
830,000	3.650	(a)(b)	05/07/30	752,084
GNL Quintero SA (BBB/Baa2)
873,016	4.634		07/31/29	842,078
Inversiones CMPC SA (BBB-/NR)
660,000	4.375	(a)(b)	05/15/23	654,142

				3,121,434

China – 0.2%
China Aoyuan Group Ltd. (NR/NR)
370,000	5.980	(b)	08/18/25	28,675
Fantasia Holdings Group Co. Ltd. (NR/NR)
340,000	10.875	(b)	03/02/24	26,350
Fantasia Holdings Group Co. Ltd. (NR/WR)
200,000	11.875	(b)	06/01/23	15,500
Meituan (BBB-/Baa3)
310,000	3.050	(b)	10/28/30	236,433
NIO, Inc. (NR/NR)
90,000	0.000	(d)(e)	02/01/26	77,721
360,000	0.500	(e)	02/01/27	272,569
Redsun Properties Group Ltd. (NR/Caa3u)
220,000	9.700	(b)	04/16/23	20,350
Sunac China Holdings Ltd. (NR/WR)
350,000	6.500	(b)	07/09/23	72,625
600,000	6.650	(b)	08/03/24	124,500
Yuzhou Group Holdings Co. Ltd. (NR/Cu) (-1x 5 Year CMT + 8.527%)
410,000	5.375	(b)	12/31/99	22,550

				897,273

Colombia – 0.3%
Banco de Bogota SA (NR/Ba2)
350,000	6.250	(a)	05/12/26	341,534
Ecopetrol SA (BB+/Baa3)(b)
1,470,000	4.625		11/02/31	1,120,875

				1,462,409

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Cyprus – 0.1%
MHP SE (D/NR)
$1,430,000	7.750%		05/10/24	$ 687,294

Dominican Republic(a)(b) – 0.4%
Aeropuertos Dominicanos Siglo XXI SA (BB-/Ba3)
2,420,000	6.750		03/30/29	2,344,375

Hong Kong – 0.4%
CNAC HK Finbridge Co. Ltd (NR/Baa2)
1,840,000	3.875		06/19/29	1,635,245
CNAC HK Finbridge Co. Ltd (A-/NR)
800,000	5.125		03/14/28	767,650

				2,402,895

India – 0.4%
Adani Electricity Mumbai Ltd. (BBB-/Baa3)
960,000	3.949		02/12/30	724,380
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
570,000	4.200	(b)	08/04/27	499,926
270,000	4.375		07/03/29	225,923
Reliance Industries Ltd. (BBB+/Baa2)
1,480,000	2.875	(a)	01/12/32	1,208,538

				2,658,767

Indonesia – 1.3%
Bank Negara Indonesia Persero Tbk PT (NR/Ba3) (5 year CMT + 3.466%)
1,060,000	4.300	(b)(h)	12/31/99	832,217
Freeport Indonesia PT (NR/Baa3)
910,000	5.315	(a)(b)	04/14/32	835,025
Indofood CBP Sukses Makmur Tbk PT (NR/Baa3)
510,000	3.398	(b)	06/09/31	420,169
380,000	3.541	(b)	04/27/32	309,742
Indonesia Asahan Aluminium Persero PT (NR/Baa2)
1,180,000	5.450	(b)	05/15/30	1,125,646
560,000	5.800	(a)(b)	05/15/50	464,555
Pertamina Persero PT (NR/Baa2)
2,040,000	2.300	(b)	02/09/31	1,642,424
Pertamina Persero PT (BBB/Baa2)
690,000	6.500		05/27/41	696,814
1,500,000	6.000		05/03/42	1,417,312

				7,743,904

Israel(a)(b) – 0.4%
Leviathan Bond Ltd. (BB-/Ba3)
2,360,000	5.750		06/30/23	2,343,480

Ivory Coast(a)(i)(j) – 0.3%
Brazil Minas SPE via State of Minas Gerais (BB-/NR)
2,100,000	5.333		02/15/28	2,032,144

Kazakhstan – 0.9%
KazMunayGas National Co. JSC (NR/Baa2)
1,570,000	3.500	(a)(b)	04/14/33	1,155,716
KazMunayGas National Co. JSC (BB+/Baa2)
4,392,000	4.750		04/19/27	4,012,641

				5,168,357

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Luxembourg(b) – 0.3%
Altice Financing SA (B/B2)
EUR	1,320,000	4.250	%(a)	08/15/29	$ 1,142,575
Puma International Financing SA (NR/B1)
	$200,000	5.000		01/24/26	172,038
Rede D’or Finance S.a.r.l. (BB/NR)
	256,000	4.500	(a)	01/22/30	220,240
	552,000	4.500		01/22/30	474,892

					2,009,745

Malaysia(a)(b) – 0.8%
Genm Capital Labuan Ltd. (BBB-/NR)
	1,150,000	3.882		04/19/31	868,250
Petronas Capital Ltd. (A-/A2)
	3,390,000	4.550		04/21/50	2,996,930
	1,040,000	4.800		04/21/60	937,820

					4,803,000

Mauritius – 0.3%
Greenko Power II Ltd. (NR/Ba2)
	821,300	4.300	(a)(b)	12/13/28	685,785
India Airport Infra (NR/B1)
	250,000	6.250	(a)(b)	10/25/25	235,313
India Green Power Holdings (NR/Ba3)
	420,000	4.000	(a)(b)	02/22/27	358,050
MTN Mauritius Investments Ltd. (BB-/Ba2)
	727,000	4.755		11/11/24	704,190

					1,983,338

Mexico – 4.6%
Banco Mercantil del Norte SA (BB-/Ba2)
(5 year CMT + 4.643%)
	1,210,000	5.875	(a)(b)(h)	12/31/99	1,077,505
(5 year CMT + 4.967%)
	1,159,000	6.750	(a)(b)(h)	12/31/99	1,128,793
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa3) (5 year CMT + 2.995%)
	890,000	5.950	(a)(b)(h)	10/01/28	885,161
BBVA Bancomer SA (BB/NR) (5 year CMT + 2.650%)
	1,310,000	5.125	(a)(b)(h)	01/18/33	1,175,152
Mexico City Airport Trust (BBB/Baa3)
	980,000	4.250	(a)(b)	10/31/26	930,571
	2,190,000	3.875	(a)(b)	04/30/28	1,993,995
	1,300,000	5.500	(a)(b)	10/31/46	997,587
	722,000	5.500	(b)	10/31/46	554,045
	1,389,000	5.500	(b)	07/31/47	1,069,530
Petroleos Mexicanos (BBB/B1)
EUR	8,600,000	5.125		03/15/23	9,217,373
	$760,000	6.875		08/04/26	722,380
	1,320,000	6.490	(b)	01/23/27	1,205,160
	760,000	5.350		02/12/28	639,160
	2,264,000	5.950	(b)	01/28/31	1,711,584
	370,000	6.700	(b)	02/16/32	289,987
	290,000	5.625		01/23/46	167,620
	560,000	6.750		09/21/47	356,653
	1,730,000	6.350		02/12/48	1,050,218

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – (continued)
Petroleos Mexicanos (BBB/B1) – (continued)
	$843,000	7.690	%(b)	01/23/50	$ 582,724
	3,653,000	6.950	(b)	01/28/60	2,311,436

					28,066,634

Netherlands – 0.7%
IHS Netherlands Holdco B.V. (B/B3)
	400,000	8.000	(a)(b)	09/18/27	351,450
Metinvest B.V. (NR/NR)
	301,000	7.750	(a)(b)	04/23/23	240,988
	200,000	7.750	(b)	04/23/23	160,125
	500,000	8.500	(b)	04/23/26	259,000
Minejesa Capital B.V. (NR/Baa3)
	370,000	4.625		08/10/30	321,941
MV24 Capital B.V. (BB/NR)
	1,104,885	6.748	(a)	06/01/34	1,009,105
NE Property B.V. (BBB/NR)
EUR	1,540,000	3.375	(b)	07/14/27	1,411,831
Prosus NV (BBB/Baa3)
	$310,000	3.257	(a)(b)	01/19/27	278,225
	280,000	3.680	(b)	01/21/30	232,102

					4,264,767

Panama(a) – 1.2%
Aeropuerto Internacional de Tocumen SA (BBB/Baa2)
	1,190,000	4.000	(b)	08/11/41	979,742
	2,920,000	5.125	(b)	08/11/61	2,389,472
Autoridad del Canal de Panama (A-/A2)
	380,000	4.950		07/29/35	348,246
Banco Latinoamericano de Comercio Exterior SA (BBB/Baa2)
	2,430,000	2.375	(b)	09/14/25	2,218,590
Banco Nacional de Panama (BBB/Baa2)
	1,490,000	2.500	(b)	08/11/30	1,189,486

					7,125,536

Peru – 0.2%
Atlantica Transmision Sur SA (BBB/NR)
	724,570	6.875	(a)	04/30/43	645,094
Black Sea Trade & Development Bank (A-/Baa1)
	240,000	3.500		06/25/24	217,142
Corp. Lindley SA (BBB+/NR)
	30,000	4.625	(a)	04/12/23	29,621

					891,857

Qatar(a)(b) – 0.7%
Qatar Energy (AA/Aa3)
	6,097,000	3.300		07/12/51	4,463,385

South Africa – 0.8%
Eskom Holdings SOC Ltd. (BB-/Ba2)(i)
	2,100,000	6.350	(j)	08/10/28	1,937,250
Eskom Holdings SOC Ltd. (CCC+/Caa2)
	940,000	6.750		08/06/23	901,989
	520,000	6.750		08/06/23	498,972
	1,800,000	7.125		02/11/25	1,633,275

					4,971,486

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Thailand(a)(b) – 0.5%
GC Treasury Center Co. Ltd. (BBB/Baa2)
$1,540,000	2.980%		03/18/31	$ 1,236,139
250,000	4.300		03/18/51	171,687
PTT Treasury Center Co. Ltd. (BBB+/Baa1)
2,410,000	3.700		07/16/70	1,495,405

				2,903,231

Turkey – 0.3%
Yapi ve Kredi Bankasi A/S (NR/B3)
200,000	5.850		06/21/24	196,038
Yapi ve Kredi Bankasi A/S (NR/Caa3u) (5 year USD Swap + 11.245%)
1,700,000	13.875	(b)(h)	12/31/99	1,775,756

				1,971,794

Ukraine(i)(j) – 0.0%
NPC Ukrenergo (NR/Caa3)
346,000	6.875		11/09/28	57,912

United Arab Emirates – 1.1%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)
3,610,000	4.600	(a)	11/02/47	3,308,339
DP World Crescent Ltd. (NR/Baa3)
880,000	3.750	(b)	01/30/30	809,215
DP World Ltd. (NR/Baa3)
310,000	5.625		09/25/48	289,424
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)
471,577	2.160	(a)	03/31/34	400,251
NBK Tier 1 Financing 2 Ltd. (NR/Baa3) (6 Year USD Swap + 2.832%)
2,010,000	4.500	(a)(b)(h)	12/31/99	1,843,924

				6,651,153

United Kingdom – 0.3%
IHS Holding Ltd. (B/NR)
480,000	5.625	(a)(b)	11/29/26	398,340
400,000	6.250	(a)(b)	11/29/28	321,575
Prudential PLC (A-/A3) (5 year CMT + 1.517%)
1,000,000	2.950	(b)(h)	11/03/33	815,000
Ukraine Railways Via Rail Capital Markets PLC (NR/NR)
410,000	8.250		07/09/24	74,056
Vedanta Resources Finance II PLC (B-/NR)
670,000	8.950	(b)	03/11/25	453,088

				2,062,059

United States – 0.9%
Brazil Loan Trust 1 (BB-/NR)(i)
1,735,928	5.477	(a)(j)	07/24/23	1,728,659
Kosmos Energy Ltd. (B/Caa1u)
930,000	7.750	(a)(b)	05/01/27	770,621
Sasol Financing USA LLC (BB+/Ba2)
2,780,000	5.875	(b)	03/27/24	2,710,500

				5,209,780

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Venezuela(f) – 1.1%
Petroleos de Venezuela SA (NR/NR)(l)
$138,210,000	6.000%	10/28/22	$ 3,317,040
Petroleos de Venezuela SA (CCC-/NR)
2,180,000	5.500	04/12/37	92,650
Petroleos de Venezuela SA (NR/NR)
41,690,000	6.000	05/16/24	1,980,275
3,387,934	6.000	11/15/26	143,987
17,520,000	5.375	04/12/27	797,160
1,650,000	5.375	04/12/27	75,075

			6,406,187

TOTAL CORPORATE OBLIGATIONS (Cost $218,699,309)			$136,233,535

Shares	Dividend Rate		Value

Investment Company(m) – 7.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
44,380,328	4.159%		$ 44,380,328
(Cost $ 44,380,328)

TOTAL INVESTMENTS – 93.8% (Cost $ 784,299,059)			$568,638,916

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.2%			37,496,793

NET ASSETS – 100.0%			$606,135,709

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2022.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2022.

(f)	Security is currently in default and/or non-income producing.

(g)	Actual maturity date is April 03, 2120.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(i)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $7,540,395, which represents approximately 1% of the Fund’s net assets as of December 31, 2022.

(j)	Guaranteed by a foreign government until maturity.

(k)	Pay-in-kind securities.

(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(m)	Represents an Affiliated Issuer.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	4,907,800	NZD	5,220,663	01/25/23	$29,246
	AUD	773,163	NZD	827,853	03/15/23	1,991
	AUD	3,014,928	USD	2,026,800	01/17/23	27,425
	BRL	2,744,621	USD	510,736	01/04/23	8,646
	CAD	2,462,646	USD	1,809,652	03/15/23	10,225
	CHF	1,182,979	EUR	1,198,000	03/15/23	872
	CLP	1,161,399,900	USD	1,334,231	01/03/23	34,533
	CLP	720,021,631	USD	778,498	01/10/23	69,509
	COP	3,954,312,241	USD	778,479	01/23/23	33,486
	CZK	29,463,120	EUR	1,209,818	01/25/23	4,230
	CZK	34,808	USD	1,506	03/15/23	28
	EUR	1,735,197	CHF	1,707,658	01/25/23	8,590
	EUR	492,000	CHF	485,151	03/15/23	383
	EUR	604,405	GBP	523,645	03/15/23	16,100
	EUR	611,599	NZD	1,020,043	03/15/23	9,942
	EUR	1,939,237	SEK	21,385,056	01/25/23	27,082
	EUR	933,399	SEK	10,300,036	03/15/23	12,999
	EUR	18,092,700	USD	18,533,336	01/06/23	842,234
	EUR	6,867,078	USD	7,319,700	01/17/23	40,193
	EUR	67,507,898	USD	71,781,331	03/15/23	858,066
	GBP	545,724	USD	654,403	01/03/23	5,402
	GBP	531,058	USD	641,168	02/23/23	1,731
	JPY	78,401,255	USD	595,741	03/15/23	7,766
	NOK	23,325,130	USD	2,342,795	03/15/23	45,921
	NZD	2,389,808	USD	1,357,485	01/11/23	160,047
	NZD	727,620	USD	456,912	01/25/23	5,234
	NZD	113,062	USD	71,262	03/15/23	579
	PLN	41,187,263	USD	9,169,660	03/15/23	170,809
	SGD	1,997,889	USD	1,481,388	01/25/23	10,974
	SGD	1,531,517	USD	1,135,758	03/15/23	9,082
	TWD	20,648,043	USD	670,914	01/03/23	1,352
	USD	1,968,866	BRL	10,288,641	01/04/23	21,884
	USD	500,877	BRL	2,605,038	02/02/23	10,680
	USD	2,477,920	EUR	2,300,417	01/17/23	12,413
	USD	650,746	EUR	604,405	03/15/23	398
	USD	912,369	GBP	744,016	01/03/23	12,819
	USD	3,059,725	GBP	2,492,727	03/15/23	40,495
	USD	6,385,750	ILS	21,609,423	02/08/23	226,927
	USD	2,017,226	ILS	6,884,775	03/15/23	50,316
	USD	607,688	INR	50,204,765	02/16/23	2,467
	USD	3,212,969	NZD	5,014,757	03/15/23	26,537
	USD	1,481,383	SEK	15,278,832	03/15/23	10,833
	USD	556,808	TRY	10,854,947	03/15/23	8,518
	USD	654,295	TWD	20,031,231	01/03/23	2,111
	ZAR	62,522,844	USD	3,478,290	01/05/23	199,903
	ZAR	10,670,751	USD	620,262	03/15/23	3,731

TOTAL						$3,084,709

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	567,600	NZD	609,239	01/25/23	$(83)
	BRL	9,165,305	USD	1,762,074	01/04/23	(27,669)
	BRL	2,744,621	USD	523,338	02/02/23	(6,875)
	CHF	2,981,164	EUR	3,030,871	01/25/23	(16,749)
	CHF	591,451	USD	645,499	03/15/23	(573)
	COP	1,113,703,504	USD	229,819	01/23/23	(1,135)
	EUR	1,198,000	CHF	1,185,385	01/25/23	(1,008)
	EUR	1,212,873	CZK	29,463,120	01/25/23	(952)
	EUR	591,863	NZD	1,002,964	03/15/23	(443)
	GBP	74,685	USD	91,202	01/03/23	(904)
	ILS	865,450	USD	251,877	03/15/23	(4,627)
	ILS	1,839,429	USD	535,312	03/17/23	(9,732)
	INR	176,885	USD	2,139	02/16/23	(7)
	NZD	4,627,826	AUD	4,348,017	01/25/23	(24,238)
	NZD	1,513,365	AUD	1,418,230	03/15/23	(6,946)
	NZD	1,001,661	EUR	597,733	03/15/23	(6,702)
	SEK	21,385,056	EUR	1,947,501	01/25/23	(35,943)
	SEK	7,033,081	EUR	646,839	03/15/23	(19,091)
	TWD	20,648,042	USD	676,143	01/03/23	(3,876)
	TWD	616,812	USD	20,360	03/27/23	(99)
	USD	1,472,690	AUD	2,182,650	01/17/23	(14,462)
	USD	710,614	AUD	1,043,265	03/15/23	(1,866)
	USD	302,479	BRL	1,621,285	01/04/23	(4,327)
	USD	1,079,763	CHF	998,334	03/15/23	(8,833)
	USD	1,313,582	CLP	1,161,399,900	01/03/23	(55,181)
	USD	771,566	CLP	693,822,895	01/10/23	(45,585)
	USD	1,595,402	CNH	11,068,555	03/15/23	(13,323)
	USD	1,505,744	COP	7,518,875,430	01/23/23	(38,157)
	USD	133,499,514	EUR	134,278,907	01/06/23	(10,300,498)
	USD	4,340,025	EUR	4,066,708	01/17/23	(18,531)
	USD	650,968	EUR	607,042	03/15/23	(2,218)
	USD	524,594	GBP	437,478	01/03/23	(4,338)
	USD	649,505	GBP	538,813	02/23/23	(2,783)
	USD	878,153	KRW	1,134,837,209	03/16/23	(24,681)
	USD	93,345	MXN	1,875,895	03/15/23	(1,600)
	USD	527,304	NOK	5,630,026	01/04/23	(47,476)
	USD	377,181	NOK	3,694,189	03/15/23	(1,139)
	USD	574,831	NOK	5,630,026	03/30/23	(2,153)
	USD	8,494,480	PLN	42,207,041	01/13/23	(1,128,927)
	USD	1,484,210	SGD	1,997,889	01/25/23	(8,153)
	USD	690,985	TWD	21,264,854	01/03/23	(1,365)
	USD	3,944,639	ZAR	68,999,610	03/15/23	(90,248)

TOTAL						$(11,983,496)

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	97	03/22/23	$10,892,797	$(15,755)
2 Year U.S. Treasury Notes	230	03/31/23	47,167,969	53,768
5 Year U.S. Treasury Notes	377	03/31/23	40,689,492	(256,865)
Ultra Long U.S. Treasury Bonds	341	03/22/23	43,361,063	(1,208,877)

Total				$(1,427,729)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
10 Year U.S. Treasury Notes	(68)	03/22/23	$(8,043,125)	$168,280

TOTAL FUTURES CONTRACTS				$(1,259,449)

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	10.565%(a)	01/02/23	BRL	14,880		$(34,367)	$—	$(34,367)
1M BID Average(a)	12.400(a)	01/02/23		14,140		16,138	61	16,077
5.800%(a)	1M BID Average(a)	01/02/23		130,700		1,365,550	(6,420)	1,371,970
1M BID Average(b)	7.200(b)	01/02/23		141,640		(1,211,502)	(10)	(1,211,492)
1M BID Average(b)	11.814(b)	01/02/24		21,053		(54,938)	(18,427)	(36,511)
1M BID Average(a)	12.300(a)	01/02/24		6,140		(5,004)	(21,023)	16,019
1M BID Average(a)	13.950(a)	01/02/24		95,570		80,393	(4,760)	85,153
12.795(a)	1M BID Average(a)	01/02/24		30,650		37,388	—	37,388
1M BID Average(a)	11.488(a)	01/02/25		29,290		(110,984)	(3,444)	(107,540)
10.950(a)	1M BID Average(a)	01/02/25		3,600		24,729	607	24,122
13.300(a)	1M BID Average(a)	01/02/25		27,000		(47,432)	(207)	(47,225)
9.250(a)	Mexico Interbank TIIE 28 Days(a)	03/12/25	MXN	128,705	(c)	38,089	(12,482)	50,571
8.250(d)	3M JIBAR(d)	03/15/25	ZAR	204,175	(c)	(84,853)	(65,804)	(19,049)
3.000(e)	6M EURO(f)	03/15/25	EUR	6,200	(c)	63,038	30,536	32,502
4.500(d)	3M KWCDC(d)	03/17/25	KRW	10,035,650	(c)	(115,123)	(93,464)	(21,659)
3M LIBOR(f)	3.388(f)	11/15/26		$32,800	(c)	85,516	199,527	(114,011)
11.230(a)	1M BID Average(a)	01/04/27	BRL	28,730		179,625	208,175	(28,550)
3M LIBOR(f)	3.350(f)	10/06/27		$30,370	(c)	76,080	(108,894)	184,974
3M CNRR(d)	2.500(d)	03/15/28	CNY	72,490	(c)	(158,882)	(202,395)	43,513
3M KWCDC(d)	4.500(d)	03/15/28	KRW	17,484,450	(c)	596,693	678,790	(82,097)
3.000(e)	6M EURO(f)	03/15/28	EUR	6,380	(c)	86,218	(127,683)	213,901
3.000(e)	6M EURO(f)	03/15/30		4,560	(c)	66,654	(135,518)	202,172
Mexico Interbank TIIE 28 Days(a)	8.250(a)	03/02/33	MXN	55,315	(c)	(76,611)	(7,385)	(69,226)
4.250(d)	3M KWCDC(d)	03/15/33	KRW	5,798,440	(c)	(305,071)	(324,794)	19,723
3.750(f)	3M LIBOR(f)	03/15/33		$11,400	(c)	(206,988)	(456,901)	249,913
6M WIBOR(f)	5.500(e)	03/15/33	PLN	32,175	(c)	(333,990)	(38,529)	(295,461)
3.000(e)	6M EURO(f)	03/15/33	EUR	3,250	(c)	64,015	(22,900)	86,915
3M JIBAR(d)	9.500(d)	03/15/33	ZAR	76,600	(c)	74,564	16,654	57,910
3.500(f)	3M LIBOR(f)	11/15/34		$7,270	(c)	(101,069)	(218,870)	117,801

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.240%(f)	3M LIBOR(f)	10/06/35		$7,070	(c)	$52,027	$182,591	$(130,564)
3.000(e)	6M EURO(f)	03/15/38	EUR	7,920	(c)	142,399	(447,103)	589,502

TOTAL						$202,302	$(1,000,072)	$1,202,374

(a)	Payments made at monthly.
(b)	Payments made at maturity.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2022.
(d)	Payments made quarterly.
(e)	Payments made semi-annually.
(f)	Payments made annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Republic of Colombia	(1.000)%	2.706%	12/20/27	$3,790	$273,847	$310,484	$(36,637)
Republic of South Africa	(1.000)	2.472	12/20/27	3,240	203,947	219,956	(16,009)
Protection Sold:
Argentine Republic, 1.000%, 07/09/29	5.000	43.072	12/20/25	560	(340,333)	(70,231)	(270,102)
Federative Republic of Brazil	1.000	2.509	12/20/27	5,840	(376,452)	(440,435)	63,983
Republic of Chile, 3.240%, 12/20/2027	1.000	1.070	12/20/27	5,340	(14,893)	(137,199)	122,306
Republic of Indonesia, 5.875%, 12/20/2027	1.000	1.018	12/20/27	10,840	(5,230)	(97,737)	92,507
Republic of Panama, 8.875%, 12/20/2027	1.000	1.171	12/20/27	3,410	(24,676)	(75,819)	51,143
Republic of Panama, 8.875%, 06/20/2027	1.000	1.076	06/20/27	1,210	(3,347)	(13,140)	9,793
Republic of Peru, 8.750%, 06/20/2027	1.000	1.195	12/20/27	4,280	(35,544)	(28,382)	(7,162)
Republic of Peru, 8.750%, 06/20/2027	1.000	1.100	06/20/27	3,140	(11,734)	(29,509)	17,775
Republic of the Philippines, 10.625%, 12/20/2027	1.000	0.990	12/20/27	8,170	6,473	(103,106)	109,579
Republic of Turkey	1.000	5.059	12/20/27	2,370	(380,240)	(399,923)	19,683
United Mexican States, 4.150%, 12/20/2027	1.000	1.299	12/20/27	11,170	(143,502)	(315,475)	171,973

TOTAL					$(851,684)	$(1,180,516)	$328,832

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	4,900,000	$4,900,000	$28,116	$164,150	$(136,034)
1Y IRS	Deutsche Bank AG (London)	2.700	04/28/2023	6,050,000	6,050,000	26,124	224,661	(198,537)

				10,950,000	$10,950,000	$54,240	$388,811	$(334,571)

Puts
1Y IRS	Deutsche Bank AG (London)	3.000	05/05/2023	5,920,000	5,920,000	301,437	207,104	94,334
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	5,090,000	5,090,000	289,328	198,154	91,174
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	5,090,000	5,090,000	335,677	183,772	151,905

				16,100,000	$16,100,000	$926,442	$589,030	$337,413

Total purchased option contracts				27,050,000	$27,050,000	$980,682	$977,841	$2,842

Written option contracts
Calls
1Y IRS	Citibank NA	1.750	07/28/2023	(4,900,000)	(4,900,000)	(8,162)	(61,250)	53,088
1Y IRS	Citibank NA	2.075	07/28/2023	(4,900,000)	(4,900,000)	(15,343)	(102,900)	87,558
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(6,050,000)	(6,050,000)	(4,129)	(85,585)	81,456
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(6,050,000)	(6,050,000)	(10,733)	(139,076)	128,342

				(21,900,000)	$(21,900,000)	$(38,367)	$(388,811)	$350,444

Puts
1Y IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(5,920,000)	(5,920,000)	(77,351)	(76,079)	(1,272)
1Y IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(5,920,000)	(5,920,000)	(162,810)	(131,025)	(31,785)
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(5,090,000)	(5,090,000)	(181,166)	(121,449)	(59,716)
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(5,090,000)	(5,090,000)	(107,270)	(76,705)	(30,566)
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(5,090,000)	(5,090,000)	(132,266)	(70,313)	(61,954)
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(5,090,000)	(5,090,000)	(217,683)	(113,459)	(104,224)

				(32,200,000)	$(32,200,000)	$(878,546)	$(589,030)	$(289,517)

Total written option contracts				(54,100,000)	$(54,100,000)	$(916,913)	$(977,841)	$60,927

TOTAL				(27,050,000)	$(27,050,000)	$63,769	$—	$63,769

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
LLC	— Limited Liability Company
MTN	— Medium Term Note
NR	— Not Rated
PLC	— Public Limited Company
WR	— Withdrawn Rating

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 88.2%
Advertising(a) – 0.4%
Lamar Media Corp.
	$3,289,000	3.625%		01/15/31	$ 2,721,286
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
	1,609,000	4.250		01/15/29	1,334,633
	2,829,000	4.625		03/15/30	2,346,090

					6,402,009

Aerospace & Defense(a) – 2.9%
Bombardier, Inc.
	1,900,000	7.500	(b)	12/01/24	1,903,534
Howmet Aerospace, Inc.
	39,000	6.875		05/01/25	40,055
	3,040,000	3.000		01/15/29	2,569,347
Moog, Inc.
	3,004,000	4.250	(b)	12/15/27	2,775,155
Spirit AeroSystems, Inc.
	4,849,000	7.500	(b)	04/15/25	4,791,782
	2,285,000	4.600		06/15/28	1,850,667
	1,755,000	9.375		11/30/29	1,849,472
TransDigm UK Holdings PLC
	220,000	6.875		05/15/26	215,602
TransDigm, Inc.
	1,200,000	7.500		03/15/27	1,188,936
	5,048,000	5.500		11/15/27	4,740,324
	3,570,000	4.625		01/15/29	3,136,888
	8,868,000	4.875		05/01/29	7,731,743
Triumph Group, Inc.(c)
	3,886,000	6.250	(b)	09/15/24	3,673,397
	5,955,000	7.750		08/15/25	5,071,576

					41,538,478

Airlines – 0.9%
Allegiant Travel Co.
	2,430,000	7.250	(a)(b)	08/15/27	2,313,117
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
	2,370,000	5.500		04/20/26	2,279,134
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
	6,807,223	5.750	(a)(b)	01/20/26	6,159,107
United Continental Holdings, Inc.
	2,875,000	5.000		02/01/24	2,842,944

					13,594,302

Automotive – 4.2%
American Axle & Manufacturing, Inc.(a)
	101,000	6.250		03/15/26	94,804
	3,110,000	5.000	(c)	10/01/29	2,494,469
Clarios Global LP/Clarios U.S. Finance Co.
	2,952,000	8.500	(a)(b)	05/15/27	2,888,001
Clarios Global LP/Clarios US Finance Co.
EUR	—	4.375	(a)	05/15/26	—
Dana Financing Luxembourg S.a.r.l.
	1,175,000	3.000	(a)(b)	07/15/29	961,722
Dana, Inc.(a)
	$4,243,000	5.375		11/15/27	3,934,788

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Dana, Inc.(a) – (continued)
$1,205,000	4.250%		09/01/30	$ 971,025
Dealer Tire LLC/DT Issuer LLC
5,849,000	8.000	(a)(b)	02/01/28	4,983,933
Dornoch Debt Merger Sub, Inc.
5,333,000	6.625	(a)(b)	10/15/29	3,770,378
Ford Motor Co.
2,567,000	3.250	(a)	02/12/32	1,931,539
7,341,000	4.750		01/15/43	5,311,140
Ford Motor Credit Co. LLC(a)
1,350,000	4.687		06/09/25	1,289,101
3,020,000	3.375		11/13/25	2,735,425
5,425,000	4.950		05/28/27	5,067,058
2,803,000	3.815		11/02/27	2,470,929
2,010,000	2.900		02/16/28	1,660,863
2,380,000	4.000		11/13/30	1,954,742
4,307,000	3.625		06/17/31	3,390,901
General Motors Financial Co., Inc.
1,915,000	2.350	(a)	01/08/31	1,446,361
IHO Verwaltungs GmbH(a)(b)(d)
900,000	6.000		05/15/27	791,451
2,985,000	6.375		05/15/29	2,519,788
(PIK 5.500%, Cash 4.750%)
2,695,000	4.750		09/15/26	2,335,783
The Goodyear Tire & Rubber Co.(a)
3,830,000	9.500		05/31/25	3,960,718
2,371,000	5.000	(c)	07/15/29	1,977,770
2,371,000	5.250		07/15/31	1,940,403

				60,883,092

Banks – 2.7%
Banco Mercantil del Norte SA (5 year CMT + 4.643%)
1,580,000	5.875	(a)(b)(e)	12/31/99	1,406,990
Bank of America Corp. (5 year CMT + 1.200%)
3,565,000	2.482	(a)(e)	09/21/36	2,628,154
Barclays PLC (5 year CMT + 5.672%)
3,937,000	8.000	(a)(e)	12/31/99	3,830,110
Citigroup, Inc.(a)(e)
(3M USD LIBOR + 3.423%)
4,002,000	6.300		12/29/49	3,794,616
(5 year CMT + 3.597%)
931,000	4.000		12/31/99	812,083
Comerica, Inc. (5 year CMT + 5.291%)
1,550,000	5.625	(a)(e)	12/31/99	1,502,183
Credit Suisse Group AG(a)(e)
(5 year CMT + 3.554%)
900,000	4.500	(b)	12/31/99	513,027
(5 year CMT + 4.889%)
1,075,000	5.250	(b)	12/31/99	705,920
(5 year USD Swap + 3.455%)
1,129,000	6.250		12/29/49	886,852
Deutsche Bank AG(a)(e)
(5 year CMT + 4.524%)
1,800,000	6.000		12/31/99	1,531,404
(SOFR + 2.757%)
2,225,000	3.729		01/14/32	1,638,668

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Intesa Sanpaolo SpA(b)
	$2,350,000	5.017%		06/26/24	$ 2,269,113
	3,120,000	5.710		01/15/26	3,006,401
Morgan Stanley, Inc. (SOFR + 1.360%)
	3,575,000	2.484	(a)(e)	09/16/36	2,607,712
Standard Chartered PLC (5 year CMT + 3.805%)
	2,610,000	4.750	(a)(b)(e)	12/31/99	2,006,672
The Bank of New York Mellon Corp. (5 year CMT + 4.358%)
	1,550,000	4.700	(a)(e)	12/31/99	1,484,931
The PNC Financial Services Group, Inc. (5 year CMT + 3.238%)
	2,445,000	6.200	(a)(e)	12/31/99	2,394,560
The Toronto-Dominion Bank (5 year CMT + 4.075%)
	1,475,000	8.125	(a)(e)	10/31/82	1,535,327
UniCredit SpA (5 year CMT + 4.750%)
	3,415,000	5.459	(a)(b)(e)	06/30/35	2,775,166
Wells Fargo & Co. (3M USD LIBOR + 3.990%)
	1,550,000	5.875	(a)(e)	12/29/49	1,506,182

					38,836,071

Beverages(a)(b) – 0.2%
Primo Water Holdings, Inc.
	3,300,000	4.375		04/30/29	2,850,012

Building Materials(a) – 2.0%
Builders FirstSource, Inc.
	5,180,000	5.000	(b)	03/01/30	4,617,763
Carrier Global Corp.
	1,910,000	3.377		04/05/40	1,447,073
CP Atlas Buyer, Inc.
	7,292,000	7.000	(b)(c)	12/01/28	5,459,083
James Hardie International Finance DAC
	2,850,000	5.000	(b)	01/15/28	2,648,590
JELD-WEN, Inc.
	2,088,000	4.875	(b)	12/15/27	1,574,603
Masonite International Corp.(b)
	3,939,000	5.375		02/01/28	3,648,459
	1,241,000	3.500		02/15/30	1,006,401
SRM Escrow Issuer LLC
	6,599,000	6.000	(b)	11/01/28	5,901,090
Standard Industries, Inc.(b)
	1,880,000	5.000		02/15/27	1,738,868
	950,000	4.750		01/15/28	854,896

					28,896,826

Capital Goods(a) – 0.2%
Cirsa Finance International S.a.r.l.
EUR	2,040,000	10.375		11/30/27	2,237,153

Chemicals – 4.5%
Ashland LLC
	$2,340,000	3.375	(a)(b)	09/01/31	1,861,985
ASP Unifrax Holdings, Inc.
	5,076,000	7.500	(a)(b)(c)	09/30/29	3,224,986
Avient Corp.
	2,660,000	7.125	(a)(b)	08/01/30	2,616,403

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Axalta Coating Systems LLC
	$2,760,000	3.375	%(a)(b)	02/15/29	$ 2,290,386
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V.
	2,930,000	4.750	(a)(b)(c)	06/15/27	2,707,525
Diamond BC BV
	2,625,000	4.625	(a)(b)	10/01/29	2,106,116
Herens Holdco S.a.r.l.
	6,437,000	4.750	(a)(b)	05/15/28	5,147,991
Ingevity Corp.
	2,946,000	3.875	(a)(b)	11/01/28	2,541,367
Minerals Technologies, Inc.
	3,421,000	5.000	(a)(b)	07/01/28	3,096,723
Olympus Water US Holding Corp.(a)(b)
EUR	750,000	3.875		10/01/28	654,762
	$4,335,000	4.250		10/01/28	3,551,926
	658,000	6.250		10/01/29	500,008
Polar US Borrower LLC/Schenectady International Group, Inc.
	5,619,000	6.750	(a)(b)	05/15/26	2,119,711
SPCM SA(a)(b)
	1,555,000	3.125		03/15/27	1,345,604
	3,870,000	3.375		03/15/30	3,152,850
The Chemours Co.(a)
	263,000	5.375		05/15/27	242,360
	1,415,000	5.750	(b)	11/15/28	1,270,557
	5,700,000	4.625	(b)	11/15/29	4,674,057
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(a)(b)
	1,840,000	5.375		09/01/25	1,515,240
	3,325,000	5.125		04/01/29	2,155,930
Tronox, Inc.
	5,297,000	4.625	(a)(b)	03/15/29	4,401,012
Valvoline, Inc.(a)(b)
	2,095,000	4.250		02/15/30	2,044,091
	1,946,000	3.625		06/15/31	1,596,187
Vibrantz Technologies, Inc.
	2,910,000	9.000	(a)(b)	02/15/30	2,212,124
WR Grace Holdings LLC(b)
	4,548,000	5.625		10/01/24	4,494,334
	2,278,000	4.875	(a)	06/15/27	2,018,057
	950,000	5.625	(a)	08/15/29	768,569

					64,310,861

Commercial Services – 4.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b)
	4,498,000	9.750		07/15/27	3,948,255
	955,000	6.000		06/01/29	698,669
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l.(a)(b)
	1,474,000	4.625		06/01/28	1,218,202
	2,626,000	4.625		06/01/28	2,198,934
APi Group DE, Inc.(a)(b)
	5,388,000	4.125		07/15/29	4,555,392
	1,804,000	4.750		10/15/29	1,580,142

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
APX Group, Inc.(a)(b)
	$1,200,000	6.750%		02/15/27	$ 1,156,020
	7,395,000	5.750		07/15/29	6,131,195
Autostrade per l’Italia SpA
EUR	2,690,000	2.000	(a)	12/04/28	2,370,959
BCP V Modular Services Finance II PLC
	1,780,000	4.750	(a)(b)	11/30/28	1,591,543
Gartner, Inc.
	$2,202,000	3.625	(a)(b)	06/15/29	1,930,251
Herc Holdings, Inc.
	3,019,000	5.500	(a)(b)	07/15/27	2,814,614
MPH Acquisition Holdings LLC
	8,662,000	5.750	(a)(b)(c)	11/01/28	5,756,765
NESCO Holdings II, Inc.
	3,800,000	5.500	(a)(b)	04/15/29	3,350,650
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
	3,400,000	4.000	(a)(b)	06/15/29	2,606,644
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
	1,853,000	5.250		04/15/24	1,822,407
	4,553,000	3.375	(a)	08/31/27	3,956,420
	2,002,000	6.250	(a)	01/15/28	1,828,046
PROG Holdings, Inc.

	3,295,000	6.000	(a)(b)	11/15/29	2,652,211
The ADT Security Corp.
	2,026,000	4.125	(a)(b)	08/01/29	1,736,748
The Brink’s Co.
	639,000	4.625	(a)(b)	10/15/27	584,410
TriNet Group, Inc.
	3,191,000	3.500	(a)(b)	03/01/29	2,643,169
Verisure Holding AB
EUR	650,000	3.250	(a)(b)	02/15/27	602,521
Verisure Midholding AB
	725,000	5.250	(a)(b)	02/15/29	622,816

					58,356,983

Computers(a) – 1.2%
Booz Allen Hamilton, Inc.
	$2,625,000	4.000	(b)	07/01/29	2,326,406
Crowdstrike Holdings, Inc.
	4,771,000	3.000	(c)	02/15/29	4,036,218
KBR, Inc.
	2,613,000	4.750	(b)	09/30/28	2,287,237
Presidio Holdings, Inc.
	1,442,000	8.250	(b)	02/01/28	1,336,359
Science Applications International Corp.
	2,354,000	4.875	(b)	04/01/28	2,187,902
Seagate HDD Cayman
	2,561,220	9.625		12/01/32	2,808,506
Virtusa Corp.
	2,960,000	7.125	(b)	12/15/28	2,270,942

					17,253,570

Distribution & Wholesale(a)(b) – 1.3%
American Builders & Contractors Supply Co., Inc.
	9,064,000	3.875		11/15/29	7,407,735

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Distribution & Wholesale(a)(b) – (continued)
BCPE Empire Holdings, Inc.
	$6,762,000	7.625%		05/01/27	$ 6,066,326
H&E Equipment Services, Inc.
	2,165,000	3.875		12/15/28	1,843,151
Resideo Funding, Inc.
	2,285,000	4.000		09/01/29	1,843,538
Univar Solutions USA, Inc.
	2,270,000	5.125		12/01/27	2,155,456

					19,316,206

Diversified Financial Services – 3.9%
AerCap Holdings NV (5 year CMT + 4.535%)
	3,115,000	5.875	(a)(c)(e)	10/10/79	2,846,892
Ally Financial, Inc. (5 year CMT + 3.868%)
	3,325,000	4.700	(a)(e)	12/31/99	2,231,973
Capital One Financial Corp. (5 year CMT + 3.157%)
	2,085,000	3.950	(a)(e)	12/31/99	1,646,233
Castlelake Aviation Finance DAC
	1,755,000	5.000	(a)(b)(c)	04/15/27	1,522,866
Global Aircraft Leasing Co. Ltd.(d) (PIK 7.250%, Cash 6.500%)
	5,404,559	6.500	(a)(b)	09/15/24	4,606,684
Jane Street Group/JSG Finance, Inc.
	2,731,000	4.500	(a)(b)	11/15/29	2,385,474
Jefferies Finance LLC/JFIN Co-Issuer Corp.
	3,928,000	5.000	(a)(b)	08/15/28	3,207,723
LD Holdings Group LLC
	3,685,000	6.500	(a)(b)	11/01/25	2,511,807
Lincoln Financing S.a.r.l.
EUR	3,125,000	3.625	(a)(b)	04/01/24	3,286,079
LPL Holdings, Inc.
	$1,620,000	4.625	(a)(b)	11/15/27	1,520,613
Navient Corp.
	2,000,000	6.750		06/15/26	1,910,200
	5,413,000	5.000	(a)	03/15/27	4,734,480
	3,153,000	4.875	(a)	03/15/28	2,588,203
	4,060,000	5.500	(a)	03/15/29	3,329,565
NFP Corp.
	2,960,000	6.875	(a)(b)	08/15/28	2,450,850
OneMain Finance Corp.
	2,970,000	6.125	(a)	03/15/24	2,872,792
	2,523,000	7.125		03/15/26	2,398,919
	1,458,000	3.500	(a)	01/15/27	1,207,880
	2,254,000	4.000	(a)	09/15/30	1,684,820
United Wholesale Mortgage LLC
	3,641,000	5.500	(a)(b)	04/15/29	2,902,714
VistaJet Malta Finance PLC/XO Management Holding, Inc.(a)(b)
	2,565,000	7.875		05/01/27	2,321,274
	3,035,000	6.375		02/01/30	2,438,015

					56,606,056

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical(a) – 0.5%
Edison International (5 year CMT + 4.698%)
	$4,285,000	5.375	%(e)	12/31/99	$ 3,514,428
Pike Corp.
	4,370,000	5.500	(b)	09/01/28	3,819,817

					7,334,245

Electrical Components & Equipment(a)(b) – 0.2%
Energizer Holdings, Inc.
	1,085,000	6.500		12/31/27	1,034,917
Wesco Distribution, Inc.
	2,015,000	7.125		06/15/25	2,042,565

					3,077,482

Electronics(b) – 1.1%
Atkore, Inc.
	2,593,000	4.250	(a)	06/01/31	2,242,634
Coherent Corp.
	4,470,000	5.000	(a)	12/15/29	3,867,578
Imola Merger Corp.
	2,775,000	4.750	(a)	05/15/29	2,404,371
Sensata Technologies B.V.
	1,014,000	5.000		10/01/25	991,955
	1,135,000	4.000	(a)	04/15/29	978,983
	1,800,000	5.875	(a)	09/01/30	1,705,014
Sensata Technologies, Inc.(a)
	3,389,000	4.375		02/15/30	2,981,168
	1,519,000	3.750		02/15/31	1,256,927

					16,428,630

Engineering & Construction(a) – 0.6%
AECOM
	2,692,000	5.125		03/15/27	2,605,802
Global Infrastructure Solutions, Inc.(b)
	4,213,000	5.625		06/01/29	3,285,087
	2,915,000	7.500		04/15/32	2,344,155

					8,235,044

Entertainment(a) – 2.4%
Allen Media LLC/Allen Media Co-Issuer, Inc.
	7,844,000	10.500	(b)	02/15/28	2,982,289
Banijay Group SAS
EUR	1,275,000	6.500	(b)	03/01/26	1,284,367
Boyne USA, Inc.
	$1,055,000	4.750	(b)	05/15/29	944,594
Cinemark USA, Inc.
	1,925,000	5.250	(b)	07/15/28	1,429,851
Everi Holdings, Inc.
	3,190,000	5.000	(b)	07/15/29	2,749,142
International Game Technology PLC
EUR	2,364,000	2.375		04/15/28	2,184,263
	$945,000	5.250	(b)	01/15/29	886,996
Lions Gate Capital Holdings LLC
	3,735,000	5.500	(b)	04/15/29	2,162,005
Motion Bondco DAC
	2,235,000	6.625	(b)	11/15/27	1,930,973
Penn Entertainment, Inc.(b)
	2,900,000	5.625		01/15/27	2,627,139

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a) – (continued)
Penn Entertainment, Inc.(b) – (continued)
	$1,580,000	4.125%		07/01/29	$ 1,249,938
Pinewood Finance Co. Ltd.
GBP	2,125,000	3.250	(b)	09/30/25	2,365,450
	1,525,000	3.250		09/30/25	1,697,558
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
	$2,595,000	5.625	(b)	09/01/29	1,909,375
SeaWorld Parks & Entertainment, Inc.
	4,150,000	5.250	(b)(c)	08/15/29	3,619,796
Six Flags Theme Parks, Inc.
	840,000	7.000	(b)(c)	07/01/25	847,031
WMG Acquisition Corp.(b)
	1,200,000	3.875		07/15/30	1,034,136
	2,922,000	3.000		02/15/31	2,337,921

					34,242,824

Environmental(a)(b) – 0.3%
GFL Environmental, Inc.
	2,216,000	4.000		08/01/28	1,927,876
	3,460,000	3.500		09/01/28	3,044,177

					4,972,053

Food & Drug Retailing – 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertson’s LLC(a)(b)
	7,000	4.625		01/15/27	6,514
	3,744,000	3.500		03/15/29	3,139,494
Chobani LLC/Chobani Finance Corp., Inc.
	2,363,000	7.500	(a)(b)(c)	04/15/25	2,301,137
New Albertsons LP
	3,100,000	7.450		08/01/29	3,103,317
Performance Food Group, Inc.
	6,255,000	4.250	(a)(b)	08/01/29	5,418,644
Post Holdings, Inc.(a)(b)
	2,456,000	5.750		03/01/27	2,378,243
	3,000	5.625		01/15/28	2,836
	588,000	5.500		12/15/29	532,716
	3,980,000	4.625		04/15/30	3,433,705
Sigma Holdco B.V.
	8,342,000	7.875	(a)(b)	05/15/26	5,906,219
US Foods, Inc.
	2,181,000	6.250	(a)(b)	04/15/25	2,163,312

					28,386,137

Forest Products&Paper(a) – 0.1%
Mercer International, Inc.
	2,248,000	5.500		01/15/26	2,135,892

Gaming(a) – 1.1%
Las Vegas Sands Corp.
	6,859,000	3.200		08/08/24	6,482,852
MGM Resorts International
	4,760,000	5.500		04/15/27	4,424,325
	6,260,000	4.750		10/15/28	5,465,418

					16,372,595

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gas(a) – 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
	$7,393,000	5.750%		05/20/27	$ 6,911,346

Healthcare Providers & Services(a) – 2.6%
Catalent Pharma Solutions, Inc.
	5,539,000	3.500	(b)	04/01/30	4,368,831
Centene Corp.
	12,000	4.625		12/15/29	11,004
	2,570,000	3.375		02/15/30	2,175,120
	4,574,000	2.500		03/01/31	3,578,560
	911,000	2.625		08/01/31	715,545
CHS/Community Health Systems, Inc.(b)
	2,003,000	8.000		03/15/26	1,826,075
	4,019,000	5.625		03/15/27	3,448,382
	1,325,000	5.250		05/15/30	1,000,746
Global Medical Response, Inc.
	3,404,000	6.500	(b)	10/01/25	2,481,788
Laboratoire Eimer Selas
EUR	600,000	5.000	(b)	02/01/29	491,227
Medline Borrower LP(b)
	$3,153,000	3.875		04/01/29	2,541,192
	2,072,000	5.250		10/01/29	1,646,784
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
	2,871,000	9.750	(b)	12/01/26	2,311,327
Team Health Holdings, Inc.
	3,485,000	6.375	(b)(c)	02/01/25	2,013,598
Tenet Healthcare Corp.
	994,000	4.625		07/15/24	971,496
	585,000	6.250	(b)	02/01/27	561,898
	4,097,000	4.625	(b)	06/15/28	3,672,141
	3,270,000	4.250	(b)	06/01/29	2,831,199
	1,592,000	6.125	(b)	06/15/30	1,516,237

					38,163,150

Home Builders(a) – 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(b)
	1,645,000	5.000		06/15/29	1,303,893
	1,031,000	4.875		02/15/30	805,097
LGI Homes, Inc.
	2,141,000	4.000	(b)	07/15/29	1,652,274
Thor Industries, Inc.
	5,540,000	4.000	(b)	10/15/29	4,370,118
Tri Pointe Homes, Inc.
	1,863,000	5.250		06/01/27	1,662,914

					9,794,296

Household Products(a) – 0.4%
Central Garden & Pet Co.
	2,307,000	4.125		10/15/30	1,898,476
	1,000,000	4.125	(b)	04/30/31	828,590
Spectrum Brands, Inc.
	149,000	5.750		07/15/25	147,458

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Household Products(a) – (continued)
Spectrum Brands, Inc. – (continued)
	$3,719,000	3.875	%(b)	03/15/31	$ 2,907,589

					5,782,113

Housewares(a) – 0.3%
Newell Brands, Inc.
	1,017,000	4.875		06/01/25	992,175
	1,745,000	5.750		04/01/46	1,372,006
The Scotts Miracle-Gro Co.
	1,602,000	4.000		04/01/31	1,230,176

					3,594,357

Insurance(a) – 1.1%
Acrisure LLC/Acrisure Finance, Inc.(b)
	7,023,000	4.250		02/15/29	5,830,144
	1,140,000	6.000		08/01/29	917,461
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
	2,884,000	6.750	(b)	10/15/27	2,598,599
HUB International Ltd.
	3,692,000	7.000	(b)	05/01/26	3,624,104
Prudential Financial, Inc. (3M USD LIBOR + 3.920%)
	1,525,000	5.625	(e)	06/15/43	1,502,125
Voya Financial, Inc. (5 year CMT + 3.358%)
	1,550,000	6.125	(e)	12/31/99	1,511,126

					15,983,559

Internet(a)(b) – 1.8%
ANGI Group LLC
	3,624,000	3.875		08/15/28	2,731,807
Cars.com, Inc.
	3,260,000	6.375		11/01/28	2,904,758
Endurance International Group Holdings, Inc.
	4,281,000	6.000		02/15/29	2,786,417
Getty Images, Inc.
	1,489,000	9.750		03/01/27	1,468,005
ION Trading Technologies Sarl
	2,087,000	5.750		05/15/28	1,742,061
Match Group Holdings II LLC
	2,033,000	4.625		06/01/28	1,818,153
	2,269,000	3.625		10/01/31	1,738,145
NortonLifeLock, Inc.
	3,730,000	6.750		09/30/27	3,662,263
Uber Technologies, Inc.
	219,000	8.000		11/01/26	220,662
	712,000	6.250	(c)	01/15/28	685,962
	2,990,000	4.500		08/15/29	2,606,742
Ziff Davis, Inc
	4,653,000	4.625	(c)	10/15/30	3,939,835

					26,304,810

Iron/Steel(a)(b) – 0.3%
Mineral Resources Ltd.
	4,610,000	8.000		11/01/27	4,707,963

Leisure Time(a) – 2.0%
Carnival Corp.
EUR	1,000,000	10.125		02/01/26	1,065,097

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a) – (continued)
Carnival Corp. – (continued)
	$1,034,000	7.625	%(b)	03/01/26	$ 825,835
	5,106,000	5.750	(b)	03/01/27	3,643,080
	1,327,000	9.875	(b)	08/01/27	1,257,001
Lindblad Expeditions LLC
	905,000	6.750	(b)	02/15/27	821,079
MajorDrive Holdings IV LLC
	5,000,000	6.375	(b)	06/01/29	3,734,100
NCL Corp. Ltd.(b)
	2,269,000	3.625		12/15/24	1,943,172
	5,222,000	5.875		03/15/26	4,110,027
	310,000	7.750		02/15/29	233,291
Royal Caribbean Cruises Ltd.(b)
	4,540,000	4.250		07/01/26	3,675,993
	3,280,000	5.500		08/31/26	2,759,595
	2,855,000	5.375		07/15/27	2,322,514
	2,565,000	11.625		08/15/27	2,578,594
TUI Cruises GmbH
EUR	575,000	6.500	(b)	05/15/26	510,872

					29,480,250

Lodging(a) – 1.8%
Hilton Domestic Operating Co., Inc.
	$1,922,000	4.875		01/15/30	1,743,869
	1,460,000	4.000	(b)	05/01/31	1,229,670
	2,295,000	3.625	(b)	02/15/32	1,836,941
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b)
	5,050,000	5.000		06/01/29	4,384,057
	2,913,000	4.875		07/01/31	2,384,145
Marriott Ownership Resorts, Inc.
	2,574,000	4.750		01/15/28	2,236,909
	2,585,000	4.500	(b)	06/15/29	2,151,082
Travel & Leisure Co.
	2,610,000	4.500	(b)	12/01/29	2,127,385
Travel + Leisure Co.
	3,430,000	6.625	(b)	07/31/26	3,359,136
	2,397,000	6.000		04/01/27	2,279,667
	3,287,000	4.625	(b)	03/01/30	2,739,090

					26,471,951

Machinery - Construction & Mining(a)(b) – 0.9%
BWX Technologies, Inc.
	4,375,000	4.125		04/15/29	3,790,806
The Manitowoc Co., Inc.
	4,355,000	9.000		04/01/26	4,073,014
Vertiv Group Corp.
	5,321,000	4.125		11/15/28	4,540,409

					12,404,229

Machinery-Diversified(b) – 1.0%
Chart Industries, Inc.
	1,230,000	7.500		01/01/30	1,235,104
Husky III Holding Ltd.(d)
	4,283,000	13.000	(a)	02/15/25	3,792,982

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery-Diversified(b) – (continued)
Mueller Water Products, Inc.
	$3,183,000	4.000	%(a)	06/15/29	$ 2,798,303
Titan Acquisition Ltd./Titan Co-Borrower LLC
	2,414,000	7.750	(a)	04/15/26	2,179,866
TK Elevator Holdco GmbH
	4,672,000	7.625	(a)(c)	07/15/28	3,828,564

					13,834,819

Media – 6.3%
Altice Financing SA(a)(b)
	5,695,000	5.000		01/15/28	4,602,585
EUR	2,425,000	4.250		08/15/29	2,099,048
Altice Finco SA
	1,800,000	4.750	(a)	01/15/28	1,434,413
Audacy Capital Corp.
	$3,855,000	6.500	(a)(b)	05/01/27	731,756
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
	1,975,000	5.500	(b)	05/01/26	1,912,728
	2,731,000	4.750	(b)	03/01/30	2,358,737
	6,131,000	4.500	(b)	08/15/30	5,076,591
	15,352,000	4.250	(b)	02/01/31	12,325,814
	2,804,000	4.500		05/01/32	2,231,984
CSC Holdings LLC
	10,000	5.250		06/01/24	9,321
	2,306,000	4.625	(a)(b)	12/01/30	1,268,969
Cumulus Media New Holdings, Inc.
	2,657,000	6.750	(a)(b)	07/01/26	2,231,481
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)
	4,800,000	5.375		08/15/26	571,488
	3,812,000	6.625		08/15/27	42,618
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
	3,040,000	5.875	(a)(b)	08/15/27	2,726,181
DISH DBS Corp.
	4,125,000	5.875		11/15/24	3,847,387
	9,000	7.750		07/01/26	7,263
	2,675,000	5.250	(a)(b)	12/01/26	2,256,443
DISH Network Corp.
	3,640,000	11.750	(a)(b)	11/15/27	3,743,158
Gray Escrow II, Inc.
	3,012,000	5.375	(a)(b)	11/15/31	2,179,935
iHeartCommunications, Inc.(a)
	6,985,000	8.375	(c)	05/01/27	5,949,124
	1,024,000	4.750	(b)	01/15/28	832,850
McGraw-Hill Education, Inc
	2,610,000	8.000	(a)(b)	08/01/29	2,160,088
Sinclair Television Group, Inc.
	3,102,000	4.125	(a)(b)	12/01/30	2,315,984
Sirius XM Radio, Inc.(a)(b)
	1,520,000	3.125		09/01/26	1,349,578
	3,359,000	5.000		08/01/27	3,108,217
	850,000	4.000		07/15/28	737,911
TEGNA, Inc.(a)
	742,000	4.750	(b)	03/15/26	722,330
	3,365,000	4.625		03/15/28	3,195,337

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
UPC Holding B.V.
	$3,025,000	5.500	%(a)(b)	01/15/28	$ 2,715,482
Urban One, Inc.
	4,719,000	7.375	(a)(b)	02/01/28	3,989,867
Virgin Media Secured Finance PLC
	2,150,000	5.500	(a)(b)	05/15/29	1,932,140
Virgin Media Vendor Financing Notes IV DAC
	1,850,000	5.000	(a)(b)	07/15/28	1,616,918
VZ Secured Financing B.V.
	2,320,000	5.000	(a)(b)	01/15/32	1,891,566
Ziggo B.V.
	2,122,000	4.875	(a)(b)	01/15/30	1,774,310
Ziggo Bond Co. B.V.(a)
EUR	2,175,000	3.375	(b)	02/28/30	1,678,489
	1,725,000	3.375		02/28/30	1,331,216
	$1,725,000	5.125	(b)	02/28/30	1,399,424

					90,358,731

Metal Fabricate & Hardware(a)(b) – 0.2%
Roller Bearing Co of America, Inc.
	3,142,000	4.375		10/15/29	2,716,290

Mining(a)(b) – 0.7%
Constellium SE
	2,200,000	3.750		04/15/29	1,791,350
FMG Resources August Pty. Ltd.
	2,785,000	5.875		04/15/30	2,614,892
Novelis Corp.
	7,113,000	4.750		01/30/30	6,288,746

					10,694,988

Miscellaneous Manufacturing(a) – 0.5%
Amsted Industries, Inc.
	3,007,000	5.625	(b)	07/01/27	2,872,256
Hillenbrand, Inc.
	649,000	5.750		06/15/25	650,292
	4,364,000	3.750		03/01/31	3,598,423

					7,120,971

Office & Business Equipment(a)(b) – 0.2%
Xerox Holdings Corp.
	2,500,000	5.000		08/15/25	2,301,125

Oil Field Services – 6.2%
Archrock Partners LP/Archrock Partners Finance Corp.
	2,599,000	6.250	(a)(b)	04/01/28	2,388,741
Berry Petroleum Co. LLC
	2,916,000	7.000	(a)(b)	02/15/26	2,694,821
California Resources Corp.
	2,565,000	7.125	(a)(b)	02/01/26	2,446,728
Callon Petroleum Co.
	930,000	7.500	(a)(b)	06/15/30	853,759
Chord Energy Corp.
	2,150,000	6.375	(a)(b)	06/01/26	2,082,920
Civitas Resources, Inc
	3,270,000	5.000	(a)(b)	10/15/26	3,005,097

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
CNX Resources Corp.(a)(b)
	$375,000	7.250%		03/14/27	$ 373,853
	2,915,000	7.375		01/15/31	2,796,942
Comstock Resources, Inc.
	3,340,000	6.750	(a)(b)	03/01/29	3,015,519
Continental Resources, Inc.
	2,470,000	4.375	(a)	01/15/28	2,249,701
CrownRock LP/CrownRock Finance, Inc.(a)(b)
	3,248,000	5.625		10/15/25	3,134,320
	1,035,000	5.000		05/01/29	927,774
MEG Energy Corp.
	3,838,000	7.125	(a)(b)	02/01/27	3,916,756
Nabors Industries Ltd.
	336,000	7.250	(a)(b)	01/15/26	318,071
Nabors Industries, Inc.(a)(b)
	2,848,000	9.000		02/01/25	2,897,071
	5,465,000	7.375		05/15/27	5,354,826
Noble Finance Co.(a)(d)
(PIK 15.000%, Cash 11.000%)
	63,401	11.000	(b)	02/15/28	69,530
(PIK 15.000%, Cash 11.000%)
	1,004,220	11.000		02/15/28	1,101,298
Occidental Petroleum Corp.
	1,071,000	5.875	(a)	09/01/25	1,072,628
	775,000	5.500	(a)	12/01/25	772,954
	4,488,000	6.450		09/15/36	4,578,658
	10,146,000	4.400	(a)	04/15/46	7,966,741
Range Resources Corp.(a)
	2,130,000	4.875		05/15/25	2,030,231
	565,000	4.750	(b)	02/15/30	499,856
SM Energy Co.
	875,000	6.500	(a)(c)	07/15/28	836,290
Southwestern Energy Co.(a)
	2,643,000	7.750		10/01/27	2,728,897
	5,358,000	5.375		02/01/29	4,962,740
	1,160,000	5.375		03/15/30	1,054,939
	525,000	4.750		02/01/32	448,261
Sunoco LP/Sunoco Finance Corp.
	4,425,000	4.500	(a)	04/30/30	3,842,714
TechnipFMC PLC
	1,240,000	6.500	(a)(b)	02/01/26	1,211,492
Transocean Poseidon Ltd.
	2,716,875	6.875	(a)(b)(c)	02/01/27	2,647,241
Transocean, Inc.(a)(b)
	3,457,000	7.500		01/15/26	2,912,764
	5,014,000	11.500		01/30/27	5,035,911
USA Compression Partners LP/USA Compression Finance Corp.
	7,569,000	6.875	(a)	04/01/26	7,271,614

					89,501,658

Packaging(a) – 3.0%
ARD Finance SA(d)
(PIK 5.750%, Cash 5.000%)
EUR	2,294,375	5.000		06/30/27	1,642,336

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(a) – (continued)
(PIK 7.250%, Cash 6.500%)
	$2,435,107	6.500	%(b)	06/30/27	$ 1,702,529
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
	704,000	6.000	(b)	06/15/27	689,758
EUR	1,545,000	3.000		09/01/29	1,207,306
	$4,443,000	4.000	(b)	09/01/29	3,524,276
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b)
	3,989,000	5.250		08/15/27	3,008,145
	6,557,000	5.250		08/15/27	4,820,838
Ball Corp.
	2,270,000	6.875		03/15/28	2,333,401
	2,925,000	2.875		08/15/30	2,334,501
Crown Americas LLC
	1,625,000	5.250	(b)	04/01/30	1,533,740
Kleopatra Finco S.a.r.l.
EUR	1,986,000	4.250		03/01/26	1,653,748
Kleopatra Holdings 2 SCA
	2,825,000	6.500	(b)	09/01/26	1,660,278
	1,900,000	6.500		09/01/26	1,116,647
LABL, Inc.
	$4,030,000	10.500	(b)	07/15/27	3,739,840
Mauser Packaging Solutions Holding Co.
	4,572,000	5.500	(b)	04/15/24	4,448,373
Owens-Brockway Glass Container, Inc.
	2,818,000	6.625	(b)	05/13/27	2,742,759
Trident TPI Holdings, Inc.
	2,456,000	6.625	(b)	11/01/25	2,161,747
TriMas Corp.
	2,865,000	4.125	(b)	04/15/29	2,513,321

					42,833,543

Pharmaceuticals – 2.3%
AdaptHealth LLC(a)(b)
	961,000	6.125		08/01/28	888,541
	1,565,000	5.125		03/01/30	1,332,003
Bausch Health Cos., Inc.
	454,000	5.500	(a)(b)	11/01/25	386,545
	1,465,000	6.125	(a)(b)	02/01/27	1,007,817
	100	11.000	(b)	09/30/28	79
	804,000	14.000	(a)	10/15/30	477,608
Cheplapharm Arzneimittel GmbH
	4,494,000	5.500	(a)(b)	01/15/28	3,786,824
Herbalife Nutrition Ltd./HLF Financing, Inc.
	3,608,000	7.875	(a)(b)	09/01/25	3,203,471
Jazz Securities DAC
	4,300,000	4.375	(a)(b)	01/15/29	3,859,852
Organon & Co./Organon Foreign Debt Co.-Issuer BV(a)(b)
	5,900,000	4.125		04/30/28	5,223,978
	5,380,000	5.125		04/30/31	4,660,263
Perrigo Finance Unlimited Co.
	6,986,000	4.400	(a)	06/15/30	5,967,162

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Prestige Brands, Inc.
$2,014,000	3.750	%(a)(b)	04/01/31	$ 1,665,860

				32,460,003

Pipelines(a) – 4.2%
Buckeye Partners LP
600,000	4.350		10/15/24	577,320
3,545,000	3.950		12/01/26	3,168,486
839,000	4.125		12/01/27	735,300
1,534,000	4.500	(b)	03/01/28	1,347,803
Cheniere Energy Partners LP
4,394,000	4.000		03/01/31	3,763,593
Cheniere Energy, Inc.
2,464,000	4.625		10/15/28	2,234,454
CNX Midstream Partners LP
2,751,000	4.750	(b)	04/15/30	2,270,868
DT Midstream, Inc.
3,150,000	4.375	(b)	06/15/31	2,634,534
EnLink Midstream LLC
2,429,000	5.375		06/01/29	2,254,865
EQM Midstream Partners LP
3,140,000	7.500	(b)	06/01/27	3,076,195
Genesis Energy LP/Genesis Energy Finance Corp.
1,621,000	5.625		06/15/24	1,575,028
5,624,000	8.000		01/15/27	5,293,084
Global Partners LP/GLP Finance Corp.
912,000	7.000		08/01/27	870,358
1,383,000	6.875		01/15/29	1,252,611
Howard Midstream Energy Partners LLC
5,010,000	6.750	(b)	01/15/27	4,841,413
Kinetik Holdings LP
4,315,000	5.875	(b)	06/15/30	4,043,802
NuStar Logistics LP
2,721,000	5.750		10/01/25	2,628,540
3,336,000	5.625		04/28/27	3,136,007
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
4,601,000	5.750	(c)	04/15/25	3,873,904
2,010,000	8.500	(b)	10/15/26	1,908,435
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
3,675,000	6.000	(b)	09/01/31	3,165,094
Western Midstream Operating LP
6,070,000	4.300		02/01/30	5,316,834

				59,968,528

Real Estate – 0.5%
Kennedy-Wilson, Inc.(a)
5,850,000	4.750		02/01/30	4,473,378
1,514,000	5.000		03/01/31	1,157,816
Redfin Corp.
2,115,000	0.500		04/01/27	966,555

				6,597,749

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – 1.0%
CTR Partnership LP/CareTrust Capital Corp.
	$1,045,000	3.875	%(b)	06/30/28	$ 882,450
MPT Operating Partnership LP/MPT Finance Corp.
GBP	2,225,000	3.692		06/05/28	1,972,702
	$1,644,000	4.625		08/01/29	1,273,558
	4,565,000	3.500		03/15/31	3,140,583
SBA Communications Corp.
	3,142,000	3.125		02/01/29	2,616,532
Service Properties Trust
	3,253,000	4.500		03/15/25	2,828,061
	1,493,000	7.500		09/15/25	1,425,770

					14,139,656

Retailing – 6.2%
1011778 BC ULC/New Red Finance, Inc.(a)(b)
	2,475,000	4.375		01/15/28	2,225,743
	4,166,000	4.000		10/15/30	3,383,000
Arko Corp.
	7,875,000	5.125	(a)(b)	11/15/29	6,177,150
Asbury Automotive Group, Inc.(a)
	288,000	4.500		03/01/28	253,616
	1,832,000	4.625	(b)	11/15/29	1,545,695
	185,000	4.750		03/01/30	155,298
	1,014,000	5.000	(b)	02/15/32	836,509
Beacon Roofing Supply, Inc.
	8,090,000	4.125	(a)(b)	05/15/29	6,753,047
Carvana Co.
	1,605,000	5.500	(a)(b)(c)	04/15/27	625,950
eG Global Finance PLC(a)(b)
	4,290,000	6.750		02/07/25	3,766,148
	2,210,000	8.500		10/30/25	2,069,952
Foundation Building Materials, Inc.
	2,772,000	6.000	(a)(b)	03/01/29	2,081,606
Group 1 Automotive, Inc.
	2,208,000	4.000	(a)(b)	08/15/28	1,877,242
GYP Holdings III Corp.
	5,862,000	4.625	(a)(b)	05/01/29	4,812,057
Ken Garff Automotive LLC
	4,008,000	4.875	(a)(b)	09/15/28	3,359,946
LCM Investments Holdings II LLC
	5,325,000	4.875	(a)(b)	05/01/29	4,301,109
Lithia Motors, Inc.(a)(b)
	1,258,000	3.875		06/01/29	1,036,831
	853,000	4.375		01/15/31	699,997
Matalan Finance PLC
GBP	1,875,000	6.750	(a)	07/31/23	2,086,232
Murphy Oil USA, Inc.
	$3,341,000	3.750	(a)(b)	02/15/31	2,781,850
Nordstrom, Inc.
	3,270,000	4.375	(a)	04/01/30	2,454,724
Penske Automotive Group, Inc.(a)
	3,097,000	3.500		09/01/25	2,884,917
	3,469,000	3.750		06/15/29	2,817,348

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Sonic Automotive, Inc.(a)(b)
	$4,082,000	4.625%		11/15/29	$ 3,291,480
	2,092,000	4.875	(c)	11/15/31	1,647,011
SRS Distribution, Inc.(a)(b)
	2,238,000	6.125		07/01/29	1,816,473
	5,520,000	6.000		12/01/29	4,414,786
Staples, Inc.(a)(b)
	2,435,000	7.500		04/15/26	2,096,121
	6,979,000	10.750	(c)	04/15/27	5,026,625
Stonegate Pub Co. Financing 2019 PLC
GBP	1,750,000	8.250	(a)(b)	07/31/25	1,912,390
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)
	$2,121,000	5.875		03/01/27	2,029,203
	3,272,000	5.000	(b)	06/01/31	2,800,897
The Cheesecake Factory, Inc.
	2,188,000	0.375	(c)	06/15/26	1,792,793
Yum! Brands, Inc.
	4,248,000	3.625	(a)	03/15/31	3,559,867

					89,373,613

Semiconductors(a) – 0.7%
Amkor Technology, Inc.
	3,403,000	6.625	(b)	09/15/27	3,384,658
Broadcom, Inc.
	3,590,000	3.137	(b)	11/15/35	2,633,839
Entegris Escrow Corp.
	3,240,000	4.750	(b)	04/15/29	2,963,434
Micron Technology, Inc.
	1,940,000	2.703		04/15/32	1,455,388

					10,437,319

Software(a) – 1.6%
AthenaHealth Group, Inc.
	3,635,000	6.500	(b)(c)	02/15/30	2,692,917
Camelot Finance SA
	375,000	4.500	(b)	11/01/26	352,552
Castle U.S. Holding Corp.
	2,900,000	9.500	(b)	02/15/28	1,140,541
Elastic NV
	3,315,000	4.125	(b)	07/15/29	2,676,498
MSCI, Inc.
	1,770,000	3.625	(b)	09/01/30	1,474,658
Open Text Corp.
	2,350,000	6.900		12/01/27	2,369,458
	1,770,000	3.875	(b)	02/15/28	1,519,067
	2,995,000	3.875	(b)	12/01/29	2,410,975
Oracle Corp.
	1,955,000	3.600		04/01/40	1,443,631
ROBLOX Corp.
	1,769,000	3.875	(b)	05/01/30	1,393,459
SS&C Technologies, Inc.
	2,950,000	5.500	(b)	09/30/27	2,777,130
TeamSystem SpA
EUR	1,075,000	3.500	(b)	02/15/28	961,886

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
	$2,060,000	3.875	%(b)	02/01/29	$ 1,735,921

					22,948,693

Telecommunication Services – 3.5%
Altice France Holding SA
	4,555,000	10.500	(a)(b)	05/15/27	3,472,778
Altice France SA(a)(b)
	4,710,000	8.125		02/01/27	4,299,665
	225,000	5.500		01/15/28	176,654
	664,000	5.125		01/15/29	505,483
	4,764,000	5.500		10/15/29	3,647,509
AT&T, Inc.
	1,947,000	3.500	(a)	06/01/41	1,453,085
Frontier Communications Holdings LLC(a)(b)
	4,856,000	5.875		10/15/27	4,519,528
	4,745,000	6.000		01/15/30	3,733,508
Intelsat Jackson Holdings SA(f)
	8,485,000	0.000		10/15/24	—
	15,490,000	0.000		07/15/25	—
Level 3 Financing, Inc.(a)(b)
	1,896,000	4.625		09/15/27	1,582,288
	5,804,000	4.250		07/01/28	4,572,275
	1,124,000	3.625		01/15/29	822,318
	900,000	3.875		11/15/29	709,398
Lorca Telecom Bondco SA
EUR	2,555,000	4.000	(a)(b)	09/18/27	2,447,468
Lumen Technologies, Inc.
	$961,000	4.500	(a)(b)	01/15/29	663,859
Nokia of America Corp.
	5,200,000	6.450		03/15/29	5,017,584
Sprint Corp.(a)
	4,762,000	7.625		02/15/25	4,930,718
	2,836,000	7.625		03/01/26	2,984,351
Telecom Italia Capital SA
	2,040,000	6.000		09/30/34	1,562,110
	3,746,000	7.200		07/18/36	3,040,628

					50,141,207

Toys/Games/Hobbies(a)(b) – 0.4%
Mattel, Inc.
	1,439,000	3.375		04/01/26	1,325,909
	5,107,000	3.750		04/01/29	4,488,747

					5,814,656

Transportation(a)(b) – 0.2%
Cargo Aircraft Management, Inc.
	2,360,000	4.750		02/01/28	2,140,190

Water(a)(b) – 0.4%
Solaris Midstream Holdings LLC
	6,085,000	7.625		04/01/26	6,059,260

TOTAL CORPORATE OBLIGATIONS (Cost $1,470,566,208)					$1,271,307,544

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans – 6.0%
Aerospace & Defense(e) – 0.0%
ADS Tactical, Inc. (1M USD LIBOR + 5.750%)
$—	10.139%	03/19/26	$ —

Airlines(e) – 0.6%
Air Canada (3M USD LIBOR + 3.500%)
3,840,351	8.130	08/11/28	3,787,546
United Airlines, Inc. (1M USD LIBOR + 3.750%)
5,310,917	2.836	10/01/25	5,234,228

			9,021,774

Building & Construction Materials(e) – 0.2%
KKR Apple Bidco LLC (3M USD LIBOR + 2.750%)
2,444,295	7.134	10/02/28	2,407,240

Building Materials(e) – 0.2%
Chamberlain Group Inc (1M USD LIBOR + 3.250%)
—	7.634	11/03/28	—
Quikrete Holdings, Inc. (3M USD LIBOR + 2.625%)
2,467,171	7.009	11/03/25	2,436,331

			2,436,331

Chemicals(e) – 0.4%
Cyanco Intermediate Corp. (1M USD LIBOR + 3.500%)
2,010,714	7.884	03/16/25	1,925,259
Starfruit Finco B.V. (3M USD LIBOR + 2.750%)
3,866,664	7.165	11/03/25	3,806,730
Trident TPI Holdings, Inc.
(1M SOFR + 5.250%)
—	3.000	04/29/20	—
(3M USD LIBOR + 4.000%)
—	8.730	09/15/28	—

			5,731,989

Consumer Cyclical Services(e) – 0.4%
Prime Security Services Borrower LLC (3M USD LIBOR + 2.750%)
3,852,710	3.500	08/31/28	3,814,568
The Hertz Corp.
(1M USD LIBOR + 3.250%)
1,781,926	7.630	06/30/28	1,743,062
(1M USD LIBOR + 3.250%)
340,938	7.630	06/30/28	333,502

			5,891,132

Diversified Manufacturing(e) – 0.3%
Vertical US Newco, Inc. (3M USD LIBOR + 3.500%)
4,112,470	6.871	10/01/25	3,950,562

Electrical(e) – 0.1%
Pacific Gas & Electric Co. (3M USD LIBOR + 3.000%)
2,276,549	4.250	09/23/26	2,255,924

Entertainment(e) – 0.3%
SeaWorld Parks & Entertainment, Inc. (1M USD LIBOR + 3.000%)
3,890,152	7.438	08/25/28	3,815,110

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans – (continued)
Environmental(e) – 0.3%
GFL Environmental, Inc. (3M USD LIBOR + 3.000%)
$3,815,267	5.806%		05/30/25	$ 3,814,199

Health Care(e) – 0.3%
Jazz Financing Lux S.a.r.l. (1M USD LIBOR + 3.500%)
3,834,919	7.884		10/02/28	3,795,956

Health Care - Services(e) – 0.5%
RegionalCare Hospital Partners Holdings, Inc. (3M USD LIBOR + 3.750%)
7,103,293	8.165		11/03/25	6,680,647

Household Products(e) – 0.1%
Knight Health Holdings LLC (1M USD LIBOR + 5.250%)
3,168,000	9.634		12/23/28	1,845,360

Machinery-Diversified(e) – 0.2%
Project Castle, Inc. (3M SOFR CME + 5.500%)
3,865,312	10.080		06/01/29	3,106,745

Media - Cable(e) – 0.3%
DirecTV Financing LLC (1M USD LIBOR + 5.000%)
3,850,003	9.384		08/02/27	3,740,124

Media - Non Cable(e) – 0.4%
Diamond Sports Group LLC (1M SOFR + 8.100%)
482,036	12.317		05/25/26	455,124
Entercom Media Corp. (1M USD LIBOR + 2.500%)
1,775,000	6.889		11/18/24	1,256,771
iHeartCommunications, Inc. (1M USD LIBOR + 3.000%)
4,100,000	7.384		05/01/26	3,750,229

				5,462,124

Packaging(e) – 0.0%
LABL, Inc. (3M USD LIBOR + 5.000%)
—	9.384		10/29/28	—

Pharmaceuticals(e) – 0.1%
Gainwell Acquisition Corp. (3M USD LIBOR + 4.000%)
2,166,834	8.730		10/01/27	2,028,698

Retailers(e) – 0.1%
Staples, Inc. (3M USD LIBOR + 5.000%)
2,412,500	7.959		11/03/25	2,226,207

Retailing(e) – 0.2%
RC Buyer, Inc. (3M USD LIBOR + 3.500%)
2,518,125	8.230		07/28/28	2,346,590

Technology(e) – 0.3%
Uber Technologies, Inc. (3M USD LIBOR + 3.500%)
3,815,013	7.165		12/11/26	3,810,244

Technology - Software – 0.4%
Camelot U.S. Acquisition LLC (1M USD LIBOR + 3.000%)
3,881,028	7.384	(e)	10/30/26	3,814,080
The Dun & Bradstreet Corp. (1M USD LIBOR + 3.250%)
—	7.639	(e)	02/06/26	—

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans – (continued)
Technology - Software – (continued)
Travelport Finance (Luxembourg) S.a.r.l. (PIK 1.750%, Cash 5.000%)
$2,549,011	4.500%	11/03/25	$ 2,548,731

			6,362,811

Technology - Software/Services(e) – 0.3%
Loyalty Ventures Inc (1M USD LIBOR + 4.500%)
1,873,125	8.884	11/03/27	744,567
Peraton Corp. (3M USD LIBOR + 3.750%)
2,218,850	4.250	09/23/26	2,162,913
Physician Partners LLC (1M SOFR + 4.000%)
2,332,375	4.250	09/23/26	2,216,923

			5,124,403

TOTAL BANK LOANS (Cost $90,607,089)			$ 85,854,170

Shares	Description		Value

	Common Stocks – 0.7%
Auto Components – 0.0%
1,229	Lear Corp.		$ 152,421

Chemicals – 0.0%
321	LyondellBasell Industries NV Class A		26,653
90	LyondellBasell Industries NV Class A(f)		—

			26,653

Commerical Services & Supplies(f)(g) – 0.0%
7,179,000	Reorganized ISA SA		—

Communications Equipment(g) – 0.4%
229,164	Intelsat Emergence SA		5,156,190

Energy Equipment & Services(g) – 0.1%
56,705	Noble Corp. PLC		2,138,345

Oil, Gas & Consumable Fuels(g) – 0.2%
127,001	Summit Midstream Partners LP		2,118,377
18,791	Valaris Ltd.		1,270,647

			3,389,024

TOTAL COMMON STOCKS (Cost $22,991,264)			$ 10,862,633

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Units	Expiration Date	Value

Rights(g) – 0.0%
Intelsat Jackson Holdings SA
23,998	12/05/25	$ 123,998
23,998	12/05/25	$ 101,991

TOTAL RIGHTS (Cost $—)		$ 225,989

Warrants(g) – 0.0%
Intelsat Emergence SA
6,089	02/17/27	$ 6,089
Noble Corp.
4,596	02/05/28	89,162

TOTAL WARRANTS (Cost $3,316,784)		$ 95,251

Shares	Description	Value

Exchange Traded Funds – 1.1%
321,391	iShares Broad USD High Yield
	Corporate Bond ETF	$ 11,097,631
63,576	iShares iBoxx High Yield
	Corporate Bond ETF	4,681,101

TOTAL EXCHANGE TRADED FUNDS (Cost $16,676,952)		$ 15,778,732

Shares	Dividend Rate	Value

Investment Company(h) – 2.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
28,812,177	4.159%	$ 28,812,177
(Cost $28,812,177)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 98.0% (Cost $1,632,970,474)		$1,412,936,496

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(h) – 4.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
63,469,395	4.159%	$ 63,469,395
(Cost $ 63,469,395)

TOTAL INVESTMENTS – 102.4% (Cost $ 1,696,439,869)		$1,476,405,891

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.4)%		(34,335,797)

NET ASSETS – 100.0%		$1,442,070,094

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Pay-in-kind securities.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(g)	Security is currently in default and/or non-income producing.

(h)	Represents an Affiliated Issuer.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Citibank NA	USD	10,004,922	GBP	8,115,530	02/23/23	$180,250
JPMorgan Securities, Inc.	EUR	780,683	USD	830,708	01/06/23	5,330
MS & Co. Int. PLC	EUR	57,359	USD	61,125	01/06/23	302

TOTAL						$185,882

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	39,437,645	EUR	39,727,656	01/06/23	$(3,106,920)
MS & Co. Int. PLC	USD	1,380,527	EUR	1,374,185	01/06/23	(91,095)
UBS AG (London)	USD	1,910,832	EUR	1,951,892	01/06/23	(179,460)

TOTAL						$(3,377,475)

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	611	03/31/23	$125,302,735	$139,331
5 Year U.S. Treasury Notes	320	03/31/23	34,537,500	(69,569)

Total				$69,762

Short position contracts:
10 Year U.S. Treasury Notes	(85)	03/22/23	(9,784,609)	73,766
20 Year U.S. Treasury Bonds	(9)	03/22/23	(1,128,094)	(4,889)
5 Year German Euro-Bobl	(137)	03/08/23	(16,974,920)	536,542
Ultra Long U.S. Treasury Bonds	(11)	03/22/23	(1,477,438)	(5,134)

Total				$600,285

TOTAL FUTURES CONTRACTS				$670,047

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M LIBOR(b)	3.388%(b)	11/15/26	$19,900	$51,884	$89,858	$(37,974)
12M LIBOR(b)	3.350(b)	10/06/27	26,720	66,936	14,541	52,395
3.750%(b)	12M LIBOR(b)	03/15/33	2,980	(54,107)	(119,436)	65,329
3.500(b)	12M LIBOR(b)	11/15/34	4,470	(62,143)	(89,406)	27,263
3.240%(b)	12M LIBOR(b)	10/06/35	6,040	44,447	36	44,411

TOTAL				$47,017	$(104,407)	$151,424

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2022.
(b)	Payments made annually.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 39	(5.000)%	4.832%	12/20/27	$7,300	$(59,637)	$(144,960)	$85,323
Protection Sold:
CDX.NA.HY Index 34	5.000	3.900	06/20/25	46,911	1,216,828	1,514,191	(297,363)

TOTAL					$1,157,191	$1,369,231	$(212,040)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	5,700,000	$5,700,000	$32,707	$190,950	$(158,243)

Puts
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	5,930,000	5,930,000	337,075	230,855	106,220
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	5,930,000	5,930,000	391,073	214,099	176,974

				11,860,000	$11,860,000	$728,148	$444,954	$283,194

Total purchased option contracts				17,560,000	$17,560,000	$760,855	$635,904	$124,951

Written option contracts
Calls
1Y IRS	Citibank NA	1.750	07/28/2023	(5,700,000)	(5,700,000)	(9,494)	(71,250)	61,756
1Y IRS	Citibank NA	2.075	07/28/2023	(5,700,000)	(5,700,000)	(17,847)	(119,700)	101,853

				(11,400,000)	$(11,400,000)	$(27,341)	$(190,950)	$163,609

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
1Y IRS	Deutsche Bank AG (London)	3.405%	09/05/2023	(5,930,000)	$(5,930,000)	$(211,063)	$(141,492)	$(69,571)
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(5,930,000)	(5,930,000)	(124,973)	(89,363)	(35,610)
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(5,930,000)	(5,930,000)	(154,094)	(81,916)	(72,178)
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(5,930,000)	(5,930,000)	(253,607)	(132,183)	(121,424)

				(23,720,000)	$(23,720,000)	$(743,737)	$(444,954)	$(298,783)

Total written option contracts				(35,120,000)	$(35,120,000)	$(771,078)	$(635,904)	$(135,174)

TOTAL				(17,560,000)	$(17,560,000)	$(10,223)	$—	$(10,223)

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
LIBOR	— London Interbank Offered Rate

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 89.0%
Aerospace & Defense(b) – 2.4%
ADS Tactical, Inc. (B+/B3) (1M USD LIBOR + 5.750%)
$15,023,376	10.139%	03/19/26	$ 13,408,363
Brown Group Holding LLC (B+/B1) (1M SOFR + 3.750%)
3,241,875	7.989	07/02/29	3,227,189
(1M USD LIBOR + 2.500%)
11,109,585	6.884	06/07/28	10,888,949
Castlelake Aviation Limited (BB/Ba3) (3M USD LIBOR + 2.750%)
14,269,056	7.519	10/22/26	14,123,797
Propulsion (BC) Finco S.a.r.l. (B/B2) (3M SOFR CME + 4.000%)
8,652,000	8.580	09/14/29	8,392,440
Spirit Aerosystems, Inc. (BB-/Ba2) (1M SOFR + 4.500%)
8,104,688	8.823	01/15/27	8,031,259
TransDigm, Inc. (NR/Ba3) (3M USD SOFR CME + 3.250%)
2,002,793	7.830	02/22/27	1,993,040
TransDigm, Inc. (B+/Ba3) (3M USD LIBOR + 2.250%)
1,172,865	6.980	05/30/25	1,159,037
(3M USD LIBOR + 2.250%)
6,345,658	6.980	12/09/25	6,260,499

			67,484,573

Airlines(b) – 1.7%
Air Canada (BB-/Ba2) (3M USD LIBOR + 3.500%)
10,969,875	8.130	08/11/28	10,819,039
American Airlines, Inc. (B/Ba3) (1M USD LIBOR + 1.750%)
8,187,101	6.137	01/29/27	7,748,518
American Airlines, Inc. (NR/Ba2) (3M USD LIBOR + 4.750%)
6,600,000	8.993	04/20/28	6,563,898
United Airlines, Inc. (BB-/Ba1) (1M USD LIBOR + 3.750%)
24,747,950	2.836	10/01/25	24,390,590

			49,522,045

Automotive(b) – 0.8%
DexKo Global, Inc. (B-/B2) (3M USD LIBOR + 3.750%)
9,925,000	8.480	10/04/28	8,873,248
First Brands Group LLC (B-/Caa1) (3M USD LIBOR + 8.500%)
3,850,000	11.871	03/30/28	3,452,179
First Brands Group LLC (B+/B1) (3M SOFR + 5.000%)
12,275,659	8.369	03/30/27	11,588,222

			23,913,649

Automotive - Distributors(b) – 1.5%
Highline Aftermarket Acquisition LLC (B/B2) (1M USD LIBOR + 4.500%)
4,826,520	8.884	11/09/27	4,386,100
SRAM, LLC (BB-/B1) (1M USD LIBOR + 2.750%)
15,166,794	7.134	05/18/28	14,730,749
Truck Hero, Inc. (B-/B2) (1M USD LIBOR + 3.750%)
15,838,229	8.134	01/31/28	13,521,888
Wand NewCo 3, Inc. (B-/B2) (1M USD LIBOR + 3.000%)
10,120,070	7.384	02/05/26	9,574,294

			42,213,031

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Automotive - Parts(b) – 4.2%
Adient US LLC (BB+/Ba3) (1M USD LIBOR + 3.250%)
	$10,175,287	7.634%		04/10/28	$ 10,051,250
American Axle and Manufacturing, Inc. (BB+/Ba1) (1M SOFR + 3.500%)
	11,550,000	7.898		12/13/29	11,280,539
Autokiniton US Holdings, Inc. (B/B2) (1M USD LIBOR + 4.500%)
	12,751,445	8.792		04/06/28	12,313,178
Belron Finance US LLC (BB+/Ba2) (3M USD LIBOR + 2.250%)
	4,536,855	6.688		10/30/26	4,508,500
(3M USD LIBOR + 2.500%)
	13,626,292	7.063		04/13/28	13,468,772
Clarios Global LP (B/B1) (1M EURIBOR + 3.250%)
EUR	3,490,751	5.148		04/30/26	3,578,910
(1M USD LIBOR + 3.250%)
	$14,406,670	7.634		04/30/26	14,088,570
First Brands Group, LLC (NR/NR) (3M USD LIBOR + 5.000%)
	2,600,000	9.358		03/30/27	2,447,250
Garrett LX I S.a.r.l. (B+/Ba2) (3M USD LIBOR + 3.250%)
	13,864,537	7.670		04/30/28	13,552,585
Gates Global LLC (B+/Ba3) (1M SOFR + 3.500%)
	1,670,813	7.823		11/16/29	1,656,193
(1M USD LIBOR + 2.500%)
	6,882,819	6.884		03/31/27	6,725,615
Holley Purchaser, Inc. (B-/B2) (3M USD LIBOR + 3.750%)
	7,212,423	8.424		11/17/28	6,225,259
IXS Holdings, Inc. (CCC+/Caa1) (3M USD LIBOR + 4.250%)
	7,588,310	7.816		03/05/27	5,941,647
Mavis Tire Express Services Corp. (B-/B2) (1M USD SOFR CME + 4.000%)
	8,954,397	8.500		05/04/28	8,525,840
Wheel Pros, LLC (CCC/Caa3) (3M USD LIBOR + 4.500%)
	9,421,427	8.825		05/11/28	6,323,002

					120,687,110

Beverages(b) – 0.4%
Sunshine Investments B.V. (B+/B2) (3M SOFR CME + 4.250%)
	10,335,303	8.515		07/12/29	9,960,648

Building & Construction Materials(b) – 1.8%
DG Investment Intermediate Holdings 2, Inc. (B/B2) (1M USD LIBOR + 3.750%)
	9,150,929	8.073		03/31/28	8,739,137
DG Investment Intermediate Holdings 2, Inc. (CCC/Caa2) (1M USD LIBOR + 6.750%)
	600,000	11.073		03/30/29	526,998
Energize HoldCo LLC (B/B2) (1M USD LIBOR + 3.750%)
	9,007,051	8.134		12/08/28	8,588,223
Energize HoldCo LLC (CCC+/Caa2) (1M USD LIBOR + 6.750%)
	7,450,000	11.134	(c)	12/07/29	6,816,750
KKR Apple Bidco LLC (B+/B1) (3M USD LIBOR + 2.750%)
	14,021,479	7.134		10/02/28	13,808,914

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Building & Construction Materials(b) – (continued)
KKR Apple Bidco LLC (CCC+/Caa1) (1M USD LIBOR + 5.750%)
	$6,228,572	10.134%	09/21/29	$ 5,988,335
Rockwood Service Corp. (B/B2) (1M USD LIBOR + 4.250%)
	6,362,104	8.634	01/23/27	6,262,728

				50,731,085

Building Materials(b) – 4.1%
ACProducts, Inc. (B-/B3) (3M USD LIBOR + 4.250%)
	5,860,252	8.980	05/17/28	4,362,548
Associated Materials Inc. (B/NR) (1M SOFR + 6.000%)
	9,346,392	10.323	03/08/29	7,967,799
Chamberlain Group Inc (B/B2) (1M USD LIBOR + 3.250%)
	18,195,437	7.634	11/03/28	17,118,813
Cornerstone Building Brands, Inc. (B/B2) (1M USD LIBOR + 3.250%)
	6,720,395	7.568	04/12/28	6,007,562
CP Atlas Buyer, Inc. (B-/B2) (1M USD LIBOR + 3.500%)
	13,591,071	7.884	11/23/27	11,867,723
GYP Holdings III Corp. (BB-/Ba2) (1M USD LIBOR + 2.500%)
	7,255,650	6.938	06/01/25	7,234,463
Icebox Holdco III, Inc. (B-/B2) (3M USD LIBOR + 3.750%)
	5,413,796	8.230	12/22/28	4,980,693
Icebox Holdco III, Inc. (CCC/Caa2) (3M USD LIBOR + 6.750%)
	1,525,000	11.480	12/21/29	1,342,000
LBM Acquisition LLC (B-/B3) (6M USD LIBOR + 3.750%)
	14,543,711	7.121	12/17/27	12,575,802
Oscar AcquisitionCo, LLC (B/B1) (3M SOFR + 4.500%)
	10,473,750	9.180	04/29/29	9,891,200
Quikrete Holdings, Inc. (BB-/Ba2) (3M USD LIBOR + 2.625%)
	9,222,974	7.009	11/03/25	9,107,687
Solis IV B.V. (B+/B1) (3M SOFR + 3.500%)
	10,202,366	7.859	02/26/29	8,936,150
SRS Distribution Inc. (B-/B3) (1M USD LIBOR + 3.500%)
	8,196,955	7.884	06/02/28	7,820,797
Vector WP Holdco, Inc. (B/B2)(c) (1M USD LIBOR + 5.000%)
	6,806,250	9.375	10/12/28	6,636,094

				115,849,331

Capital Goods - Others(b) – 1.3%
AI Aqua Merger Sub, Inc. (B/B3) (3M SOFR + 3.750%)
	1,783	7.844	07/31/28	1,632
ASP Unifrax Holdings, Inc. (B-/B2) (3M USD LIBOR + 3.750%)
	13,342,398	8.480	12/12/25	11,777,468
Engineered Machinery Holdings, Inc. (B-/B1) (3M USD LIBOR +3.750%)
	5,367,178	8.480	05/19/28	5,186,035
Engineered Machinery Holdings, Inc. (CCC+/Caa1) (3M USD LIBOR + 6.500%)
	2,000,000	11.230	05/21/29	1,806,660
Engineered Machinery Holdings, Inc. (NR/B1) (3M EURIBOR + 3.750%)
EUR	3,376,280	5.952	05/21/28	3,410,842
Engineered Machinery Holdings, Inc. (NR/Caa1) (3M USD LIBOR + 6.000%)
	$500,000	10.730	05/21/29	455,000

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Capital Goods - Others(b) – (continued)
Team Health Holdings, Inc. (CCC+/Caa2) (1M SOFR + 5.250%)
	$8,491,455	9.573%		03/02/27	$ 6,347,362
Tempo Acquisition LLC (BB-/Ba3) (1M SOFR + 3.000%)
	9,272,597	7.323		08/31/28	9,235,507

					38,220,506

Chemicals(b) – 5.4%
Albaugh, LLC (BB/Ba3) (3M SOFR + 3.500%)
	8,138,500	7.594		04/06/29	8,002,831
Ascend Performance Materials Operations LLC (BB-/Ba3) (6M SOFR + 4.750%)
	6,038,355	8.831		08/27/26	5,671,525
Consolidated Energy Finance SA (BB-/B1) (1M USD LIBOR + 2.500%)
	7,226,345	6.884		05/07/25	7,054,719
Cyanco Intermediate Corp. (B/B2) (1M USD LIBOR + 3.500%)
	11,083,164	7.884		03/16/25	10,612,130
Diamond (BC) B.V. (B/Ba3) (3M USD LIBOR + 2.750%)
	10,174,557	7.165		09/29/28	9,818,447
Illuminate Buyer, LLC (B+/B1) (1M USD LIBOR + 3.500%)
	9,062,554	7.884		06/30/27	8,662,805
INEOS Enterprises Holdings US Finco LLC (BB/Ba3) (3M USD LIBOR + 3.500%)
	11,912,423	8.235		08/28/26	11,398,759
INEOS Styrolution US Holding LLC (BB/Ba3) (1M USD LIBOR + 2.750%)
	8,850,517	7.134		01/29/26	8,680,144
LSF11 A5 Holdco LLC (B/B1) (1M SOFR + 3.500%)
	11,251,658	8.052		10/15/28	10,855,037
Momentive Performance Materials, Inc. (B+/B1) (1M USD LIBOR + 3.250%)
	10,917,826	7.640		05/15/24	10,870,116
NIC Acquisition Corp. (B-/Caa1) (3M USD LIBOR + 3.750%)
	3,708,938	8.480		12/29/27	2,666,726
Polar US Borrower LLC (B-/B3) (2M USD LIBOR + 4.750%)
	10,282,598	9.021		10/15/25	8,256,927
PQ Corporation (BB-/B1) (3M USD LIBOR + 2.500%)
	7,073,608	6.915		06/09/28	6,952,791
Starfruit Finco B.V. (B+/B2)
EUR	2,395,000	0.000	(d)(e)	10/01/25	2,435,540
(3M USD LIBOR + 2.750%)
	$13,836,089	7.165		11/03/25	13,621,630
Trident TPI Holdings, Inc. (B-/B2) (1M SOFR + 5.250%)
	1,500,000	3.000		04/29/20	1,441,875
(3M USD LIBOR + 3.250%)
	4,623,021	7.980		10/17/24	4,560,888
(3M USD LIBOR + 4.000%)
	4,564,790	8.730		09/15/28	4,375,670
Trinseo Materials Operating S.C.A. (B+/Ba2) (1M USD LIBOR + 2.500%)
	6,107,000	6.884		05/03/28	5,671,876
W.R. Grace & Co.-Conn. (B/B1) (3M USD LIBOR + 3.750%)
	13,497,756	8.500		09/22/28	13,219,432

					154,829,868

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Coal(b) – 0.5%
Oxbow Carbon LLC (BB-/B1) (3M USD LIBOR + 4.250%)
	$15,755,871	8.980%	10/17/25	$ 15,633,763

Commercial Services(b) – 5.4%
Albion Financing 3 S.a.r l. (BB-/B1) (3M USD LIBOR + 5.250%)
	8,167,500	9.575	08/17/26	7,701,299
Allied Universal Holdco LLC (B/B2) (1M EURIBOR + 3.750%)
EUR	666,562	5.648	05/12/28	662,127
(1M USD LIBOR + 3.750%)
	$11,024,092	8.173	05/12/28	10,452,272
Amentum Government Services Holdings LLC (B/B1) (3M USD LIBOR + 4.000%)
	3,472,970	8.277	01/29/27	3,389,028
(3M USD SOFR CME + 4.000%)
	12,166,042	8.764	02/15/29	11,827,704
Ankura Consulting Group LLC (B-/B2) (1M SOFR + 4.500%)
	6,068,189	8.938	03/17/28	5,688,927
Ankura Consulting Group LLC (CCC/Caa2) (3M USD LIBOR + 8.000%)
	5,650,000	12.358	03/19/29	4,717,750
Anticimex International AB (B/B2) (3M USD LIBOR + 3.500%)
	6,484,500	8.235	11/16/28	6,241,331
(3M USD LIBOR + 4.000%)
	891,000	8.735	11/16/28	862,043
APi Group DE, Inc. (BB-/Ba1) (1M USD LIBOR + 2.750%)
	10,966,670	7.134	01/03/29	10,862,486
Belron Luxembourg S.a r.l. (BB+/Ba2) (3M EURIBOR + 2.500%)
EUR	1,595,000	4.232	04/13/28	1,651,024
CAB (NR/NR) (3M EURIBOR + 3.250%)
	1,350,000	4.992	02/09/28	1,329,730
Conservice Midco LLC (B/B2) (1M USD LIBOR + 4.250%)
	$8,415,698	8.634	05/13/27	8,145,722
Da Vinci Purchaser Corp. (B/B2) (3M USD LIBOR + 4.000%)
	11,490,521	8.384	01/08/27	10,398,922
Garda World Security Corp. (B/B2) (3M SOFR + 4.250%)
	10,723,125	8.535	02/01/29	10,294,200
(3M USD LIBOR + 4.250%)
	4,600,000	8.930	10/30/26	4,464,300
Holding Socotec (B/B2) (3M EURIBOR + 3.500%)
EUR	1,025,000	5.702	06/02/28	1,030,829
(3M USD LIBOR + 3.500%)
	$8,376,588	8.730	06/30/28	7,853,051
Thevelia (US) LLC (B/B2) (3M SOFR + 4.000%)
	12,764,519	8.730	06/18/29	12,317,761
Trans Union, LLC (BBB-/Ba2) (1M USD LIBOR + 2.250%)
	7,984,427	6.634	12/01/28	7,895,720
Vaco Holdings LLC (B/B2) (3M SOFR CME + 5.000%)
	7,112,120	9.730	01/21/29	6,833,539
Verisure Holding AB (B/B1) (3M EURIBOR + 3.250%)
EUR	12,040,000	5.378	03/27/28	11,931,907

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Commercial Services(b) – (continued)
Verscend Holding Corp. (B+/B2) (1M USD LIBOR + 4.000%)
$7,694,814	8.384%	08/27/25	$ 7,630,254

		154,181,926

Consumer Cyclical Services(b) – 2.0%
APX Group, Inc. (B/B1) (3M USD LIBOR + 3.250%)
12,653,642	6.730	07/10/28	12,467,760
Asurion LLC (B/B3) (1M USD LIBOR + 5.250%)
3,950,000	9.634	01/31/28	3,064,528
Asurion LLC (B+/Ba3) (1M USD LIBOR + 3.000%)
4,612,726	7.384	11/03/24	4,470,239
(1M USD LIBOR + 3.250%)
3,430,234	7.634	12/23/26	3,050,782
FCG Acquisitions, Inc. (B-/B2) (3M SOFR + 4.750%)
3,354,094	9.330	03/31/28	3,211,545
Sabre GLBL Inc. (B/Ba3) (1M USD LIBOR + 3.500%)
8,409,567	7.884%	12/17/27	7,631,682
Stats Intermediate Holdings LLC (B-/B2) (3M USD LIBOR +
5.250%)
8,828,881	9.900	07/10/26	8,107,826
The Hertz Corp. (BB+/Ba3) (1M USD LIBOR + 3.250%)
14,772,768	7.630%	06/30/28	14,450,574

			56,454,936

Consumer Products(b) – 1.1%
Kronos Acquisition Holdings, Inc. (B-/B2) (3M USD LIBOR + 3.750%)
14,142,025	8.485	12/22/26	13,417,246
Proampac PG Borrower LLC (B-/B3) (3M USD LIBOR + 3.750%)
11,407,390	7.934	11/03/25	10,889,267
Springs Windows Fashions LLC (B-/B2) (3M USD LIBOR + 4.000%)
7,503,724	8.753	10/06/28	6,111,783

			30,418,296

Distributors(b) – 0.3%
UGI Energy Services LLC (NR/Ba3) (1M USD LIBOR + 3.500%)
8,136,675	7.884	08/13/26	8,097,457

Diversified Financial Services(b) – 1.7%
AllSpring Buyer LLC (BB-/Ba2) (3M SOFR CME + 3.750%)
3,067,312	8.330	11/01/28	3,025,137
(3M USD LIBOR + 3.250%)
6,625,338	7.750	11/01/28	6,524,301
CQP Holdco LP (BB/B1) (3M USD LIBOR + 3.750%)
9,476,868	8.480	06/05/28	9,420,291
DRW Holdings, LLC (BB-/Ba3) (1M USD LIBOR + 3.750%)
10,306,199	8.134	03/01/28	10,016,389
Edelman Financial Center LLC (B/B2) (1M USD LIBOR + 3.500%)
2,115,803	7.884	04/07/28	1,969,284
Paysafe Holdings (US) Corp. (B/B2) (1M USD LIBOR + 2.750%)
5,898,234	7.134	06/28/28	5,611,934

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Financial Services(b) – (continued)
Syncapay, Inc. (B/B2) (3M USD LIBOR + 6.500%)
	$4,415,986	11.230%		12/10/27	$ 4,363,568
VFH Parent LLC (NR/NR) (1M SOFR + 3.000%)
	8,000,000	7.421		01/13/29	7,772,000

					48,702,904

Diversified Manufacturing – 3.5%
Anvil International LLC (B-/B3) (3M USD LIBOR + 5.000%)
	6,803,969	9.420	(b)	05/28/26	6,123,571
Apex Tool Group LLC (B-/B2) (1M USD SOFR + 5.250%)
	16,072,512	9.667	(b)	02/08/29	13,719,336
CeramTec AcquiCo GmbH (B/B2) (3M EURIBOR + 3.750%)
EUR	9,800,000	5.704	(b)	03/16/29	9,844,616
Crosby US Acquisition Corp. (B-/B2) (3M USD LIBOR + 4.750%)
	$8,229,281	9.503	(b)	06/26/26	7,843,575
Dynacast International LLC (NR/NR) (3M USD LIBOR + 4.500%)
	10,909,609	9.199		07/22/25	9,395,901
Fluid-Flow Products, Inc. (B-/B2) (3M USD LIBOR + 3.750%)
	7,158,448	8.480	(b)	03/31/28	6,791,577
Pelican Products, Inc. (B-/B2) (3M USD LIBOR + 4.250%)
	7,276,500	8.700	(b)	12/29/28	6,476,085
Rohm Holding GmbH (B-/B3) (3M USD LIBOR + 4.750%)
	5,199,612	8.371	(b)	07/31/26	4,302,679
Titan Acquisition Ltd. (B-/B2) (6M USD LIBOR + 3.000%)
	12,888,339	8.151	(b)	03/28/25	12,012,319
Vertical US Newco, Inc. (B+/B1) (3M USD LIBOR + 3.500%)
	17,641,329	6.871	(b)	10/01/25	16,946,790
Victory Buyer LLC (CCC+/B3) (1M USD LIBOR + 3.750%)
	8,131,465	8.104	(b)	11/19/28	6,789,773

					100,246,222

Electric(b) – 0.2%
Centuri Group, Inc (B+/Ba2) (1M USD LIBOR + 2.500%)
	6,348,325	7.059		08/27/28	6,227,707

Electrical(b) – 1.1%
Calpine Corp. (BB+/Ba2) (1M USD LIBOR + 2.000%)
	3,390,238	6.384		08/12/26	3,342,368
(1M USD LIBOR + 2.500%)
	2,313,121	6.890		12/16/27	2,286,844
Pacific Gas & Electric Co. (BB-/B1) (3M USD LIBOR + 3.000%)
	9,661,712	4.250		09/23/26	9,574,177
Pike Corp. (B/Ba3) (1M SOFR + 3.500%)
	1,620,938	7.823		01/21/28	1,605,409
(1M USD LIBOR + 3.000%)
	3,780,822	7.390		01/21/28	3,723,505
TerraForm Power Operating, LLC (BB+/Ba2) (3M USD SOFR CME + 2.750%)
	10,149,000	7.430		05/21/29	10,060,196

					30,592,499

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Energy(b) – 0.3%
Parkway Generation, LLC (BB/Ba3) (1M SOFR + 4.750%)
	$1,025,919	9.073%	02/18/29	$ 1,011,382
(1M USD LIBOR + 4.750%)
	7,821,253	9.073	02/18/29	7,670,694

				8,682,076

Entertainment(b) – 3.5%
888 Acquisitions Ltd. (NR/B1) (3M SOFR CME + 5.250%)
	10,477,174	9.930	07/08/28	9,280,995
Alterra Mountain Company (B+/B1) (1M USD LIBOR + 3.500%)
	11,796,335	7.884	08/17/28	11,626,821
AMC Entertainment Holdings, Inc. (B-/Caa1) (1M USD LIBOR + 3.000%)
	7,954,351	7.274	04/22/26	4,283,736
Banijay Entertainment S.A.S (B+/B1) (1M USD LIBOR + 3.750%)
	4,782,998	7.892	03/01/25	4,759,082
Crown Finance US, Inc. (D/WR)(f) (3M USD LIBOR + 2.500%)
	4,568,163	4.000	02/28/25	813,910
(3M USD LIBOR + 2.750%)
	2,800,339	4.250	09/30/26	484,403
Crown Finance US, Inc. (NR/WR) (3M SOFR + 10.000%)
	3,616,679	14.349	09/07/23	3,543,224
Fender Musical Instruments Corp. (B-/B3)(c) (3M SOFR + 4.000%)
	8,484,156	8.417	12/01/28	6,829,746
GVC Holdings (Gibraltar) Ltd. (BB/Ba1) (3M SOFR + 3.500%)
	6,700,000	8.180	10/31/29	6,660,939
GVC Holdings (Gibraltar) Ltd. (BB/NR) (3M USD LIBOR + 3.500%)
	5,868,156	7.230	03/29/27	5,822,326
Luna III S.a r.l. (BB-/B1) (3M EURIBOR + 4.175%)
EUR	14,500,000	6.502	10/23/28	15,060,218
Motion Finco S.a.r.l. (B/B2) (3M USD LIBOR + 3.250%)
	$10,839,258	7.980%	11/12/26	10,304,124
National CineMedia, LLC (CCC/Caa2) (1M SOFR + 8.114%)
	984,380	11.914	06/20/23	243,634
(3M USD LIBOR + 4.000%)
	5,502,835	8.500	06/20/25	1,334,437
Playtika Holding Corp. (BB+/Ba2) (1M USD LIBOR + 2.750%)
	8,569,026	7.134	03/13/28	8,162,940
SeaWorld Parks & Entertainment, Inc. (BB/Ba3) (1M USD LIBOR + 3.000%)
	9,913,786	7.438	08/25/28	9,722,550

				98,933,085

Environmental(b) – 0.1%
Northstar Group Services, INC. (B/B2) (1M USD LIBOR + 5.500%)
	3,933,781	9.938	11/12/26	3,861,675

Environmental Services(b) – 0.2%
Covanta Holding Corp. (BB/Ba1) (1M SOFR CME + 2.500%)
	5,720,542	6.823%	11/30/28	5,672,547

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Food & Beverage(b) – 0.5%
Chobani, LLC (B-/B1) (1M USD LIBOR + 3.500%)
	$10,070,968	7.884%	10/25/27	$ 9,852,730
The Chef’s Warehouse Leasing Co. LLC (B+/B2) (1M SOFR + 4.750%)
	3,491,250	9.173	08/23/29	3,451,973

				13,304,703

Food & Beverages(b) – 0.5%
Sigma Bidco B.V. (B-/B2) (6M USD LIBOR + 3.000%)
	15,955,858	7.767	07/02/25	14,398,247

Food & Drug Retailing(b) – 0.3%
Casino Guichard-Perrachon SA (B-/B2) (3M EURIBOR + 4.000%)
EUR	8,775,000	5.340	08/31/25	7,902,025

Health Care(b) – 1.6%
Jazz Financing Lux S.a.r.l. (BB-/Ba2) (1M USD LIBOR + 3.500%)
	$17,167,699	7.884	10/02/28	16,993,276
Matrix Medical Network of Arizona LLC (B-/B3) (1M USD LIBOR + 4.750%)
	3,004,672	9.134	02/17/25	2,358,667
Onex TSG Intermediate Corp. (B/B2) (3M USD LIBOR + 4.750%)
	9,774,080	9.165	02/28/28	8,676,646
Sotera Health Holdings LLC (BB-/B1) (3M USD LIBOR + 2.750%)
	13,275,000	7.165	12/11/26	12,213,000
U.S. Renal Care, Inc. (CCC+/B3) (1M USD LIBOR + 5.000%)
	5,244,886	9.438	06/26/26	2,905,824
(1M USD LIBOR + 5.500%)
	3,698,670	9.938	06/26/26	2,049,174

				45,196,587

Health Care - Services(b) – 4.1%
Accelerated Health Systems, LLC (B/B3) (3M SOFR + 4.250%)
	12,188,750	8.980	02/15/29	9,857,651
Biogroup-LCD (B/B2) (3M EURIBOR + 2.750%)
EUR	3,875,000	4.742	02/09/28	3,722,823
Envision Healthcare Corp. (CC/C) (1M USD LIBOR + 3.750%)
	$10,144,400	8.480	10/10/25	2,905,965
Global Medical Response, Inc. (B-/B3) (1M USD LIBOR + 4.250%)
	8,892,559	8.634	03/14/25	6,258,138
(1M USD LIBOR + 4.250%)
	9,975,885	8.422	10/02/25	6,951,995
Help At Home, Inc. (B-/B1) (1M SOFR CME + 5.000%)
	1,561,270	5.000	10/29/27	1,485,158
(1M SOFR CME + 5.000%)
	12,338,664	9.430	10/29/27	11,737,154
Help At Home, Inc. 2022 Incremental Term Loan (B-/B1) (1M SOFR + 5.000%)
	2,084,250	9.430	10/29/27	1,982,643
Iris BidCo GmbH (NR/B3) (3M EURIBOR + 5.000%)
EUR	10,525,000	6.605	06/29/28	9,677,118

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Health Care - Services(b) – (continued)
Lonza Group AG (B-/B2) (3M USD LIBOR + 4.000%)
$8,663,110	8.730%	07/03/28	$ 7,915,917
NAPA Management Services Corp. (B/B2) (1M SOFR + 5.250%)
6,649,750	9.673	02/23/29	5,375,924
RegionalCare Hospital Partners Holdings, Inc. (B/B1) (3M USD LIBOR + 3.750%)
17,450,427	8.165	11/03/25	16,412,126
Sedgwick Claims Management Services, Inc. (B/B2) (1M USD LIBOR + 3.250%)
11,260,304	7.634	12/31/25	10,938,372
Summit Behavioral Healthcare LLC (B-/B2)(c) (3M USD LIBOR +4.750%)
7,245,250	9.449	11/24/28	6,810,535
Summit Behavioral Healthcare LLC (CCC/Caa2)(c) (3M USD LIBOR + 7.750%)
3,800,000	12.449	11/26/29	3,344,000
US Radiology Specialists, Inc. (B-/B3) (3M USD LIBOR + 5.250%)
11,261,250	9.634	12/15/27	10,143,909

			115,519,428

Health Care Products(b) – 0.3%
Medline Borrower, LP (B+/B1) (1M USD LIBOR + 3.250%)
9,515,594	7.634	10/23/28	9,030,108

Home Construction(b) – 0.9%
Core & Main LP (B+/B1) (6M USD LIBOR + 2.500%)
13,176,390	7.152	07/27/28	12,982,830
Foundation Building Materials Holding Co. LLC (B/B2) (3M USD LIBOR + 3.250%)
3,479,943	7.665	01/31/28	3,285,936
Packers Holdings LLC (B-/B2) (3M USD LIBOR + 3.250%)
9,157,208	7.542	03/09/28	7,972,540
Petmate (B-/Caa1) (3M USD LIBOR + 5.500%)
2,178,000	10.230	09/15/28	1,626,247

			25,867,553

Household Products(b) – 0.1%
Knight Health Holdings LLC (B-/B3) (1M USD LIBOR + 5.250%)
5,073,750	9.634	12/23/28	2,955,459

Insurance(b) – 1.6%
Acrisure, LLC (B/B2) (1M USD LIBOR + 3.500%)
13,096,094	7.884	02/15/27	12,261,218
Alliant Holdings Intermediate LLC (B/B2) (1M USD LIBOR + 3.500%)
960	7.854	11/06/27	938
Alliant Holdings Intermediate LLC (NR/B2) (1M USD LIBOR + 3.250%)
12,302,203	7.634%	05/09/25	12,127,554
Hyperion Insurance Group Ltd. (B/B2) (1M USD LIBOR + 3.250%)
7,420,884	7.688	11/12/27	7,215,474
OneDigital Borrower LLC (B/B3) (3M SOFR + 4.250%)
6,653,631	8.494	11/16/27	6,271,047

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Insurance(b) – (continued)
USI, Inc. (B/B1) (1M SOFR + 3.750%)
	$7,290,942	8.330%		11/22/29	$ 7,212,856

					45,089,087

Lodging(b) – 0.6%
Hilton Grand Vacations Borrower LLC (BB+/Ba1) (1M USD LIBOR + 3.000%)
	16,835,628	7.384		08/02/28	16,709,361

Machinery(b) – 0.7%
Cimpress PLC (BB-/B1) (1M USD LIBOR + 3.500%)
	8,717,250	7.884		05/17/28	7,798,800
Shape Technologies Group, Inc. (B-/B3) (1M USD LIBOR + 3.000%)
	2,810,504	7.384		04/21/25	2,561,775
SPX Flow, Inc. (B-/B2) (1M SOFR + 4.500%)
	7,855,313	8.923		04/05/29	7,319,502
TK Elevator Topco GmbH (B+/B1)
EUR	1,605,000	0.000	(d)(e)	07/29/27	1,614,987

					19,295,064

Machinery-Diversified(b) – 0.5%
Chart Industries, Inc. (B+/Ba3)
	$4,425,000	0.000	(d)(e)	12/07/29	4,372,475
Project Castle, Inc. (B-/B3) (3M SOFR CME + 5.500%)
	10,997,437	10.080		06/01/29	8,839,191

					13,211,666

Media - Cable – 1.9%
Altice Financing SA (NR/NR) (1M SOFR + 5.000%)
	12,763,387	9.566		10/31/27	12,763,386
Altice Financing SA (B/B2) (3M EURIBOR + 2.750%)
EUR	1,981,398	4.128	(b)	01/31/26	2,025,543
CSC Holdings LLC (B+/B1) (1M USD LIBOR + 2.500%)
	$8,778,207	6.818	(b)	04/15/27	7,812,604
DirecTV Financing LLC (BB/Ba3) (1M USD LIBOR + 5.000%)
	8,575,365	9.384	(b)	08/02/27	8,330,624
Virgin Media Bristol LLC (BB-/Ba3) (1M USD LIBOR + 2.500%)
	10,583,080	6.818	(b)	01/31/28	10,390,362
(1M USD LIBOR + 3.250%)
	11,800,000	7.568	(b)	01/31/29	11,673,150

					52,995,669

Media - Non Cable(b) – 3.3%
Allen Media, LLC (B+/Ba3) (3M USD LIBOR + 5.500%)
	12,115,471	10.230		02/10/27	9,881,741
CMG Media Corp. (B+/B1) (3M USD LIBOR + 3.500%)
	13,463,670	8.230		12/17/26	12,576,549
Diamond Sports Group LLC (CCC-/Caa2) (1M SOFR + 3.250%)
	2,687,115	7.567		08/24/26	322,454
Diamond Sports Group LLC (CCC+/B2) (1M SOFR + 8.100%)
	1,154,804	12.317		05/25/26	1,090,332
Entercom Media Corp. (B/B2) (1M USD LIBOR + 2.500%)
	8,622,099	6.889		11/18/24	6,104,791
Getty Images, Inc. (BB-/B1) (1M USD LIBOR + 4.500%)
	13,061,174	8.938		02/19/26	13,028,521

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media - Non Cable(b) – (continued)
Gray Television, Inc. (BB/Ba2) (1M USD LIBOR + 2.500%)
$4,650,000	6.620%	01/02/26	$ 4,517,614
(1M USD LIBOR + 3.000%)
7,082,231	7.120	12/01/28	6,862,399
Hubbard Radio LLC (B/B3) (1M USD LIBOR + 4.250%)
4,854,139	8.640	03/28/25	4,263,536
iHeartCommunications, Inc. (BB-/B1) (1M USD LIBOR + 3.000%)
12,683,982	7.384	05/01/26	11,601,912
(1M USD LIBOR + 3.250%)
6,777,591	7.634	05/01/26	6,229,012
NEP/NCP Holdco, Inc. (CCC/Caa2) (1M USD LIBOR + 7.000%)
3,200,000	11.384	10/19/26	2,324,000
Taboola.com Ltd. (BB-/B1) (1M USD LIBOR + 4.000%)
6,373,657	8.387	09/01/28	6,182,448
Voyage Digital (NZ) Ltd. (B+/Ba3)(c) (3M SOFR + 4.500%)
10,149,000	8.785	05/11/29	9,971,392

			94,956,701

Metals & Mining(b) – 0.4%
PMHC II, Inc. (B-/B3) (3M SOFR + 4.250%)
13,067,250	8.494	04/23/29	11,010,465

Midstream(b) – 1.4%
AL GCX Holdings, LLC (B+/Ba3) (3M SOFR + 3.750%)
10,872,750	7.566	05/17/29	10,764,022
AL NGPL Holdings, LLC (B+/Ba3) (3M USD LIBOR + 3.750%)
6,142,742	7.534	04/14/28	6,056,744
Buckeye Partners LP (BBB-/Ba1) (1M USD LIBOR + 2.250%)
8,764,086	6.634	11/01/26	8,706,330
M6 ETX Holdings II Midco LLC (B+/B1) (3M SOFR + 4.500%)
4,912,687	9.158	09/19/29	4,908,070
Oryx Midstream Services Permian Basin LLC (BB-/Ba3) (3M USD LIBOR + 3.250%)
9,314,961	7.924	10/05/28	9,191,258

			39,626,424

Non Captive(b) – 0.6%
HUB International Ltd. (B/B2) (3M USD LIBOR + 3.000%)
10,975,023	7.327	04/25/25	10,842,445
(3M USD LIBOR + 3.250%)
7,253,226	7.528	04/25/25	7,179,026

			18,021,471

Oil Field Services(b) – 0.5%
ChampionX Corporation (BBB-/Ba2) (1M SOFR + 3.250%)
13,092,187	7.567	06/07/29	13,010,361

Oil, Gas & Consumable Fuels(b) – 0.3%
Delek US Holdings, Inc. (BB+/B1) (1M SOFR + 3.500%)
10,103,922	7.923	11/19/29	9,702,291

Packaging(b) – 2.9%
Berlin Packaging LLC (B-/B2) (3M USD LIBOR + 3.250%)
8,889,306	7.680	03/11/28	8,441,641

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Packaging(b) – (continued)
Canister International Group, Inc. (B/B2) (1M USD LIBOR + 4.750%)
	$3,319,224	9.134%	12/21/26	$ 3,292,272
Charter NEX US, Inc. (B/B2) (1M USD LIBOR + 3.750%)
	11,044,274	8.134	12/01/27	10,709,522
Clydesdale Acquisition Holdings, Inc. (B/B2) (1M SOFR + 4.175%)
	6,175,172	8.598	04/13/29	5,869,007
Klockner-Pentaplast of America, Inc. (B/B2) (6M USD LIBOR + 4.750%)
	6,858,410	8.259	02/12/26	6,063,245
KP Germany Erste GmbH (NR/B2) (6M EURIBOR + 4.750%)
EUR	3,425,000	5.827	02/12/26	3,211,046
LABL, Inc. (B-/B2) (3M USD LIBOR + 5.000%)
	$12,567,938	9.384	10/29/28	11,895,930
Pretium PKG Holdings, Inc. (B-/B3) (3M USD LIBOR + 4.000%)
	9,861,355	8.073	10/02/28	7,832,776
Reynolds Group Holdings, Inc. (B+/B1) (1M USD LIBOR + 3.250%)
	7,680,858	7.634	02/05/26	7,577,627
Tosca Services LLC (B-/B3) (1M USD LIBOR + 3.500%)
	13,721,751	7.938	08/18/27	10,977,401
TricorBraun Holdings, Inc. (B-/B2) (1M USD LIBOR + 3.250%)
	7,333,823	7.634	03/03/28	6,981,653

				82,852,120

Paper(b) – 0.3%
Pregis TopCo Corp. (B-/B2) (1M USD LIBOR + 3.750%)
	7,393,362	8.188	07/31/26	7,173,409
(1M USD LIBOR + 4.000%)
	1,861,325	8.134	07/31/26	1,800,833

				8,974,242

Pharmaceuticals(b) – 1.2%
Covetrus, Inc. (B-/B1) (3M SOFR + 5.000%)
	11,725,000	9.580	10/13/29	10,957,012
Gainwell Acquisition Corp. (B+/B2) (3M USD LIBOR + 4.000%)
	9,483,319	8.730	10/01/27	8,878,757
Organon & Co. (BB/Ba2) (3M EURIBOR + 3.000%)
EUR	798,244	4.975	06/02/28	834,400
(3M USD LIBOR + 3.000%)
	$13,852,781	7.750	06/02/28	13,696,937

				34,367,106

Pipelines(b) – 0.3%
ITT Holdings LLC (BB/Ba2) (1M USD LIBOR + 2.750%)
	8,801,404	7.134	07/10/28	8,669,383

Real Estate Investment Trust(b) – 0.3%
Forest City Enterprises LP (B+/B3) (1M USD LIBOR + 3.500%)
	7,473,084	7.884	12/08/25	7,176,477

Restaurants(b) – 1.0%
1011778 B.C. Unlimited Liability Co. (BB+/Ba2) (3M USD LIBOR + 1.750%)
	9,289,668	6.149	11/19/26	9,115,487

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Restaurants(b) – (continued)
IRB Holding Corp (B+/B2) (1M SOFR + 3.000%)
	$15,912,708	7.317%		12/15/27	$ 15,423,393
IRB Holding Corp. (B+/B2) (1M USD LIBOR + 2.750%)
	5,002,593	7.134		02/05/25	4,951,766

					29,490,646

Retailers(b) – 4.9%
AppLovin Corp. (BB-/Ba3) (1M USD LIBOR + 3.250%)
	10,416,230	7.634		08/15/25	10,001,768
(3M USD LIBOR + 3.000%)
	13,860,175	7.730		10/25/28	13,132,516
BCPE Empire Holdings, Inc. (B-/B3) (1M SOFR + 4.625%)
	2,977,500	9.048		06/11/26	2,888,175
(1M USD LIBOR + 4.000%)
	10,982,668	8.384		06/11/26	10,630,893
CNT Holdings I Corp. (B/B2) (3M SOFR CME + 3.500%)
	6,759,351	7.239		11/08/27	6,531,223
Constellation Automotive Ltd. (NR/B2) (3M EURIBOR + 4.000%)
EUR	2,800,000	6.436		07/28/28	2,171,154
Constellation Automotive Ltd. (NR/Caa2) (SONIA + 7.500%)
GBP	700,000	9.190		07/27/29	333,065
Dealer Tire Financial, LLC (NR/NR) (1M USD SOFR CME + 4.500%)
	$12,147,495	8.823		12/14/27	11,971,356
EG America LLC (B-/B3) (3M USD LIBOR + 4.000%)
	9,838,660	8.730		02/07/25	9,266,837
EG Group Ltd. (B-/B3) (3M USD LIBOR + 4.000%)
	4,102,880	9.151		02/07/25	3,864,420
(3M USD LIBOR + 4.250%)
	3,436,911	0.000	(d)	03/31/26	3,204,919
Harbor Freight Tools USA, Inc. (BB-/B2) (1M USD LIBOR + 2.750%)
	9,349,897	7.134		10/19/27	8,888,760
New Era Cap Co., Inc. (B+/B2) (3M USD LIBOR + 6.000%)
	9,384,375	9.941		07/13/27	8,727,469
Restoration Hardware, Inc. (BB/Ba3) (1M USD LIBOR + 2.500%)
	13,151,570	6.884		10/20/28	12,069,853
Shutterfly, Inc. (CCC/B2) (1M USD LIBOR + 5.000%)
	15,598,581	9.384		09/25/26	8,786,369
Staples, Inc. (B/B3) (3M USD LIBOR + 5.000%)
	23,290,190	7.959		11/03/25	21,491,722
TruGreen LP (B/B2) (1M USD LIBOR + 4.000%)
	5,149,628	8.384		11/02/27	4,560,665
TruGreen LP (CCC+/Caa2) (3M USD LIBOR + 8.500%)
	2,200,000	13.431		11/02/28	1,606,000

					140,127,164

Retailing(b) – 0.3%
RC Buyer, Inc. (B-/B1) (3M USD LIBOR + 3.500%)
	8,986,562	8.230		07/28/28	8,374,398

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Retailing(b) – (continued)
RC Buyer, Inc. (CCC/Caa1) (3M USD LIBOR + 6.500%)
	$1,650,000	11.230%		07/30/29	$ 1,479,505

					9,853,903

Technology(b) – 1.4%
ICON Luxembourg S.a.r.l. (BB+/Ba1) (3M USD LIBOR + 2.250%)
	11,898,903	7.000		07/03/28	11,852,854
Ingram Micro Inc. (BB-/B1) (3M USD LIBOR + 3.500%)
	6,424,727	8.230		06/30/28	6,312,294
PRA Health Sciences, Inc. (BB+/Ba1) (3M USD LIBOR +
	2.250%)
	2,964,619	7.000		07/03/28	2,953,146
Uber Technologies, Inc. (B+/Ba3) (3M USD LIBOR + 3.500%)
	4,627,076	7.165		12/11/26	4,621,292
(3M USD LIBOR + 3.500%)
	7,281,866	8.235		02/25/27	7,262,350
Ultra Clean Holdings, Inc. (B+/B1) (1M USD LIBOR + 3.750%)
	6,516,585	8.134		08/27/25	6,475,857

					39,477,793

Technology - Hardware(b) – 1.3%
Entegris, Inc. (BB+/Baa3) (1M SOFR + 3.000%)
	12,125,000	7.452		07/06/29	12,079,531
II-VI Incorporated (BB-/Ba2) (3M USD LIBOR + 2.750%)
	13,029,250	7.134		07/02/29	12,863,127
MKS Instruments, Inc. (BB/Ba1) (1M SOFR + 2.750%)
	5,735,625	7.171		08/17/29	5,656,760
(3M EURIBOR + 3.000%)
EUR	798,000	4.797		08/17/29	829,660
(3M SOFR + 2.500%)
	$4,865,906	6.921		08/17/27	4,788,879

					36,217,957

Technology - Software – 3.1%
Atlas Purchaser, Inc. (CCC+/Caa2) (3M USD LIBOR + 9.000%)
	1,225,000	14.202	(b)	05/07/29	814,625
Camelot U.S. Acquisition LLC (B/B1) (1M USD LIBOR + 3.000%)
	10,917,772	7.384	%(b)	10/30/26	10,735,361
Castle US Holding Corp. (CCC+/B3) (1M USD LIBOR + 3.750%)
	15,020,327	8.134	(b)	01/29/27	9,143,624
CentralSquare Technologies LLC (B-/Caa1) (3M USD LIBOR + 3.750%)
	15,719,210	8.480	(b)	08/29/25	13,459,573
Ceridian HCM Holding, Inc. (B+/B1) (1M USD LIBOR + 2.500%)
	9,120	6.884	(b)	04/30/25	8,949
Grab Holdings, Inc. (B-/B2) (1M USD LIBOR + 4.500%)
	19,046,403	8.890	(b)	01/29/26	18,760,707
Magenta Buyer LLC (B-/B2) (3M USD LIBOR + 4.750%)
	6,861,000	9.170	(b)	07/27/28	5,840,426
Magenta Buyer LLC (CCC/Caa2) (3M USD LIBOR + 8.250%)
	1,300,000	12.670	(b)	07/27/29	1,018,329

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software – (continued)
Severin Acquisition LLC (B-/B2) (3M SOFR + 3.000%)
	$6,688,609	7.094	%(b)	08/01/25	$6,632,157
The Dun & Bradstreet Corp. (B+/B1) (1M USD LIBOR + 3.250%)
	3,588,130	7.639	(b)	02/06/26	3,549,056
Travelport Finance (Luxembourg) S.a.r.l. (B-/B3) (PIK 1.750%, Cash 5.000%)
	3,435,985	4.500		11/03/25	3,435,607
Travelport Finance (Luxembourg) S.a.r.l. (CCC-/Caa3) (3M USD LIBOR + 6.750%)
	1,226,565	9.730	(b)	05/29/26	828,949
VS Buyer LLC (B/B1) (1M USD LIBOR + 3.000%)
	8,246,476	7.384	(b)	02/28/27	7,988,774
ZoomInfo LLC (BB+/Ba1) (1M USD LIBOR + 3.000%)
	4,716,243	7.484	(b)	02/02/26	4,694,124

					86,910,261

Technology - Software/Services(b) – 2.7%
Ahead DB Holdings LLC (B+/B1) (3M USD LIBOR + 3.750%)
	7,496,060	8.480		10/18/27	7,224,328
DCert Buyer, Inc. (B-/B2) (6M USD LIBOR + 4.000%)
	9,484,832	8.696		10/16/26	9,149,448
DCert Buyer, Inc. (CCC/Caa2) (6M USD LIBOR + 7.000%)
	1,700,000	11.696		02/19/29	1,545,300
Loyalty Ventures Inc (CCC+/Caa2) (1M USD LIBOR + 4.500%)
	12,332,400	8.884	(c)	11/03/27	4,902,129
NortonLifeLock, Inc. (BB/Ba1) (1M SOFR + 2.000%)
	6,275,000	6.423		09/12/29	6,158,662
Peraton Corp. (B+/B1) (3M USD LIBOR + 3.750%)
	22,179,874	4.250		09/23/26	21,620,719
Peraton Corp. (NR/NR) (1M USD LIBOR + 7.750%)
	5,436,527	12.089		02/01/29	5,156,546
Physician Partners LLC (B/B2) (1M SOFR + 4.000%)
	11,314,500	4.250		09/23/26	10,754,432
Virtusa Corp. (B/B2) (1M USD LIBOR + 3.750%)
	9,610,492	8.134		02/11/28	9,250,098

					75,761,662

Telecommunications(b) – 3.9%
Adevinta ASA (BB-/Ba3) (3M EURIBOR + 3.000%)
EUR	6,333,250	5.202		06/26/28	6,586,414
(3M USD LIBOR + 2.750%)
	$6,504,217	7.480		06/26/28	6,418,036
Altice France SA (B/B2) (3M USD LIBOR + 3.688%)
	9,028,178	7.767		01/31/26	8,343,571
Barracuda Networks, Inc. (B/B2) (3M SOFR CME + 4.500%)
	10,325,000	8.594		08/15/29	9,939,258
Buzz Merger Sub Ltd. (B/B1) (1M USD LIBOR + 2.750%)
	9,221,644	7.134		01/29/27	9,054,548
(1M USD LIBOR + 3.250%)
	267,727	7.634		01/29/27	262,373
Endure Digital Inc. (B/B2) (1M USD LIBOR + 3.500%)
	8,853,619	7.717		02/10/28	7,935,056
GoTo Group, Inc. (B/B3) (1M USD LIBOR + 4.750%)
	11,975,040	9.139		08/31/27	7,655,044

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Telecommunications(b) – (continued)
Imperva, Inc. (B-/B2) (3M USD LIBOR + 4.000%)
	$12,079,245	8.592%	01/12/26	$ 9,856,664
Intelsat Jackson Holdings S.A. (B+/B3) (6M SOFR + 4.250%)
	17,046,109	7.445	02/01/29	16,425,120
Lorca Holdco Ltd. (NR/B1) (3M EURIBOR + 3.7500%)
EUR	7,000,000	6.319	09/17/27	7,139,545
MLN US Holding Co. LLC (CCC-/Ca) (3M USD LIBOR + 4.500%)
	$2,674,726	8.252	11/30/25	835,852
Numericable Group SA (B/B2) (3M USD LIBOR + 2.750%)
	8,870,288	7.165	07/31/25	8,393,510
Project Alpha Intermediate Holding, Inc. (B/B3) (1M USD LIBOR + 4.000%)
	4,968,445	8.390	04/26/24	4,838,024
PUG LLC (B-/B3) (1M USD LIBOR + 3.500%)
	9,029,957	7.884	02/12/27	7,434,634

				111,117,649

Textiles(b) – 0.5%
CBI Buyer, Inc. (B-/Caa1) (3M USD LIBOR + 3.250%)
	6,533,031	7.588	01/06/28	4,491,459
CBI Buyer, Inc. (CCC/Caa3) (1M USD LIBOR + 7.250%)
	1,100,000	11.634	01/05/29	715,000
Fanatics Commerce Intermediate Holdco, LLC (BB-/Ba3) (1M USD LIBOR + 3.250%)
	10,117,800	7.634	11/24/28	9,915,444

				15,121,903

Transportation Services(b) – 1.3%
Dynasty Acquisition Co., Inc. (B-/B3) (1M USD LIBOR + 3.500%)
	9,963,762	7.923%	04/06/26	9,479,025
Kenan Advantage Group, Inc. (B/B2) (1M USD LIBOR + 3.750%)
	7,447,193	8.134	03/24/26	7,242,396
Kenan Advantage Group, Inc. (CCC+/Caa2) (1M USD LIBOR + 7.250%)
	2,050,000	11.634	09/01/27	1,880,875
LaserShip, Inc. (B-/B2) (3M USD LIBOR + 4.500%)
	10,314,599	9.230	05/07/28	7,344,819
LaserShip, Inc. (CCC/Caa2) (3M USD LIBOR + 7.500%)
	7,181,288	12.230	05/07/29	4,236,960
MH Sub I LLC (B/B2) (1M USD LIBOR + 3.750%)
	7,351,960	8.134	09/13/24	7,132,430
MH Sub I LLC (CCC+/Caa2) (3M SOFR CME + 6.250%)
	600,000	10.649	02/23/29	534,750

				37,851,255

TOTAL BANK LOANS (Cost $2,736,920,739)				$2,532,889,130

Corporate Obligations – 4.4%
Aerospace & Defense(g) – 0.1%
Spirit AeroSystems, Inc. (CCC+/Caa1)
	$2,790,000	4.600%	06/15/28	$ 2,259,677

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – 0.7%
Dornoch Debt Merger Sub, Inc. (CCC/Caa2)
	$5,970,000	6.625	%(g)(h)	10/15/29	$ 4,220,730
Ford Motor Co. (BB+/Ba2)
	1,331,000	0.000	(d)	03/15/26	1,255,798
Ford Motor Credit Co. LLC (BB+/Ba2)
	650,000	4.687	(g)	06/09/25	620,679
	4,677,000	4.950	(g)	05/28/27	4,368,412
	8,415,000	7.350	(g)	11/04/27	8,622,850

					19,088,469

Banks(g)(h) – 0.1%
Freedom Mortgage Corp. (B/B2)
	3,120,000	6.625		01/15/27	2,437,282

Chemicals(g)(h) – 0.3%
Herens Holdco S.a.r.l. (B-/B2)
	4,200,000	4.750		05/15/28	3,358,950
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (B-/Caa1)
	553,000	9.000		07/01/28	465,405
Polar US Borrower LLC/Schenectady International Group, Inc. (CCC+/Caa2)
	9,085,000	6.750	(i)	05/15/26	3,427,226
Rayonier AM Products, Inc. (B+/B1)
	240,000	7.625		01/15/26	230,731
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (B-/B2)
	2,795,000	5.125		04/01/29	1,812,278

					9,294,590

Commercial Services(g)(h) – 0.2%
APX Group, Inc. (CCC/Caa1)
	1,928,000	5.750		07/15/29	1,598,505
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. (B/B2)
	3,450,000	4.000		06/15/29	2,644,977
Verisure Midholding AB (CCC+/Caa1)
EUR	1,075,000	5.250		02/15/29	923,486

					5,166,968

Diversified Financial Services(g)(h) – 0.5%
LPL Holdings, Inc. (BB/Baa3)
	$2,489,000	4.000		03/15/29	2,165,903
PennyMac Financial Services, Inc. (B+/Ba3)
	2,330,000	4.250		02/15/29	1,821,291
United Wholesale Mortgage LLC (NR/Ba3)
	3,330,000	5.500		04/15/29	2,654,776
VistaJet Malta Finance PLC/XO Management Holding, Inc. (B-/Caa1)
	6,805,000	7.875		05/01/27	6,158,389
	2,965,000	6.375		02/01/30	2,381,784

					15,182,143

Entertainment(g)(h) – 0.1%
Lions Gate Capital Holdings LLC (CCC+/B3)
	4,015,000	5.500		04/15/29	2,324,083

Healthcare Providers & Services(g)(h) – 0.4%
CHS/Community Health Systems, Inc. (B/B2)
	5,150,000	5.250		05/15/30	3,889,692

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(g)(h) – (continued)
CHS/Community Health Systems, Inc. (CCC/Caa2)
$1,125,000	6.125%		04/01/30	$ 566,460
Medline Borrower LP (B+/B1)
10,100,000	3.875		04/01/29	8,140,196

				12,596,348

Internet(g)(h) – 0.1%
ANGI Group LLC (B/B2)
1,055,000	3.875		08/15/28	795,269
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
1,942,000	3.500		03/01/29	1,638,271
Match Group Holdings II LLC (BB/Ba3)
665,000	3.625		10/01/31	509,417

				2,942,957

Leisure Time(g)(h) – 0.1%
Carnival Corp. (B/B3)
960,000	5.750		03/01/27	684,950
MajorDrive Holdings IV LLC (CCC+/Caa2)
2,543,000	6.375		06/01/29	1,899,163
Royal Caribbean Cruises Ltd. (B/B3)
1,860,000	5.500		04/01/28	1,485,787

				4,069,900

Lodging(g)(h) – 0.1%
Travel & Leisure Co. (BB-/Ba3)
4,332,000	4.500		12/01/29	3,530,970

Machinery - Construction & Mining(g)(h) – 0.3%
Vertiv Group Corp. (BB-/B1)
8,450,000	4.125		11/15/28	7,210,385

Media(g) – 0.3%
Cumulus Media New Holdings, Inc. (B/B2)
4,100,000	6.750	(h)(i)	07/01/26	3,443,385
Diamond Sports Group LLC/Diamond Sports Finance Co. (C/Ca)
3,225,000	6.625	(h)	08/15/27	36,056
Diamond Sports Group LLC/Diamond Sports Finance Co. (CCC-/Caa2)
2,350,000	5.375	(h)	08/15/26	279,791
DISH DBS Corp. (B+/Ba3)
2,675,000	5.250	(h)	12/01/26	2,256,443
iHeartCommunications, Inc. (B-/Caa1)
1	8.375		05/01/27	1
Scripps Escrow II, Inc. (BB/Ba3)
2,765,000	3.875	(h)(i)	01/15/29	2,249,576

				8,265,252

Miscellaneous Manufacturing(g) – 0.0%
Hillenbrand, Inc. (BB+/Ba1)
922,000	3.750		03/01/31	760,254

Oil Field Services(g) – 0.1%
Noble Finance Co. (NR/NR)(j) (PIK 15.000%, Cash 11.000%)
112,388	11.000	%(h)	02/15/28	123,253
Sunoco LP/Sunoco Finance Corp. (BB/Ba3)
1,425,000	4.500		04/30/30	1,237,484

				1,360,737

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging(g)(h) – 0.1%
LABL, Inc. (B-/B2)
$2,005,000	5.875%	11/01/28	$ 1,714,796

Pharmaceuticals(g)(h) – 0.2%
Bausch Health Cos., Inc. (B-/Caa1)
9,680,000	6.125	02/01/27	6,659,162

Pipelines(g)(h) – 0.1%
ITT Holdings LLC (B/B2)
2,305,000	6.500	08/01/29	1,944,913

Real Estate(g)(h) – 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp. (B+/B2)
5,185,000	5.250	04/15/30	3,780,798

Real Estate Investment Trust(g) – 0.0%
Service Properties Trust (BB/B1)
455,000	7.500	09/15/25	434,511

Retailing(g)(h) – 0.1%
LCM Investments Holdings II LLC (BB-/B2)
2,285,000	4.875	05/01/29	1,845,640
Specialty Building Products Holdings LLC/SBP Finance Corp.
(B/B3)
855,000	6.375	09/30/26	686,753

			2,532,393

Software(g)(h) – 0.4%
AthenaHealth Group, Inc. (CCC/Caa2)
8,970,000	6.500 (i)	02/15/30	6,645,245
Castle U.S. Holding Corp. (CCC-/Caa2)
7,910,000	9.500	02/15/28	3,110,924
Rackspace Technology Global, Inc. (B-/B1)
3,380,000	3.500	02/15/28	1,967,667

			11,723,836

TOTAL CORPORATE OBLIGATIONS (Cost $165,881,028)			$ 125,280,424

Asset-Backed Securities(b)(h) – 1.1%
Collateralized Loan Obligations – 1.1%
Golub Capital Partners 48 LP Series 2020-48A, Class D (BBB-/NR) (3M USD LIBOR + 3.800%)
$5,400,000	7.879%	04/17/33	$ 4,880,045
ICG US CLO LLC Series 2015-2RA, Class C (NR/Baa3) (3M USD LIBOR + 3.500%)
2,100,000	7.579	01/16/33	1,863,256
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR (NR/Baa3) (3M USD LIBOR + 3.900%)
2,600,000	7.979	07/15/29	2,325,084
Race Point VIII CLO Ltd. Series 2013-8A, Class DR2 (BBB-/NR) (3M USD LIBOR + 3.500%)
3,235,000	8.175	02/20/30	2,925,055
TCW CLO AMR Ltd. Series 2019-1A, Class DR (BBB-/NR) (3M USD LIBOR + 3.670%)
4,900,000	8.314	08/16/34	4,348,735

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b)(h) – (continued)
Collateralized Loan Obligations – (continued)
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (BBB-/NR) (3M USD LIBOR + 3.720%)
$4,000,000	7.914%	04/18/36	$ 3,498,708
Tikehau US CLO I Ltd. Series 2021-1A, Class E (NR/Ba3) (3M USD LIBOR + 6.910%)
5,000,000	11.104	01/18/35	4,306,715
Tralee CLO V Ltd. Series 2018-5A, Class DR (BBB-/NR) (3M USD LIBOR + 3.810%)
7,000,000	8.053	10/20/34	5,764,192

TOTAL ASSET-BACKED SECURITIES (Cost $33,821,997)			$ 29,911,790

Shares	Description	Value

Common Stocks(f) – 0.3%
Aerospace & Defense – 0.2%
314,360	Swissport Ltd.	$ 5,384,104
Media – 0.0%
162,749	Bright Pattern Holding Co.(c)	1,628
579,399	Clear Channel Outdoor
	Holdings, Inc.	608,369

		609,997

Specialty Retail – 0.1%
9,541	Neiman Marcus Group Ltd. LLC	1,443,076

TOTAL COMMON STOCKS (Cost $10,615,335)		$ 7,437,177

Units	Expiration Date	Value

Warrants(f) – 0.0%
Aspect Software, Inc. (NR/NR)(c)
162,749		$ 1,628
Cineworld Group PLC (NR/NR)(c)
174,646		—
Noble Corp. (NR/NR)
6,346	02/05/28	123,112
(Cost $15,865)

TOTAL WARRANTS (Cost $15,865)		$ 124,740

Shares	Description	Value

Exchange Traded Funds – 1.5%
24,605	Eaton Vance Floating-Rate Income Trust (NR/NR)	$ 272,870
526,082	Invesco Senior Income Trust (NR/NR)	2,014,894

Shares	Description	Value

Exchange Traded Funds – (continued)
800,000	Invesco Senior Loan ETF (NR/NR)(i)	$ 16,424,000
146,959	Nuveen Credit Strategies Income Fund (NR/NR)	748,021
402,141	Nuveen Floating Rate Income Fund (NR/NR)	3,184,957
414,779	Nuveen Floating Rate Income Opportunity Fund (NR/NA)	3,239,424
389,368	SPDR Blackstone Senior Loan ETF (NR/NR)(i)	15,925,151

TOTAL EXCHANGE TRADED FUNDS (Cost $44,321,951)		$ 41,809,317

Shares	Dividend Rate	Value

Investment Company(k) – 3.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
92,223,309	4.159%	$ 92,223,309
(Cost $92,223,309)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT (Cost $3,083,800,224)		$2,829,675,887

Shares	Description	Value

Securities Lending Reinvestment Vehicle(k) – 1.2%
Fixed Income – 1.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
35,348,947	4.159%	$ 35,348,946
(Cost $35,348,947)

TOTAL INVESTMENTS – 100.7% (Cost $3,119,149,171)		$2,865,024,833

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		$ (20,128,444)

NET ASSETS – 100.0%		$2,844,896,389

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(h)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(i)	All or a portion of security is on loan.

(j)	Pay-in-kind securities.

(k)	Represents an Affiliated Issuer.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2022, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

AI Aqua Merger Sub, Inc. (NR/NR), due 07/31/28	$822,850	$—	$(40,797)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	19,763,533	USD	20,360,821	01/06/23	$804,055

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	121,799,999	EUR	122,534,802	01/06/23	$(9,423,190)

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	2	03/22/23	$268,625	$(2,983)

Short position contracts:
10 Year U.S. Treasury Notes	(340)	03/22/23	(38,659,688)	298,407
2 Year U.S. Treasury Notes	(66)	03/31/23	(13,535,156)	(15,481)

Short position contracts:
20 Year U.S. Treasury Bonds	(6)	03/22/23	(752,063)	8,630
5 Year U.S. Treasury Notes	(492)	03/31/23	(53,101,406)	83,838

Total				$375,394

TOTAL FUTURES CONTRACTS				$372,411

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
ETF	—Exchange Traded Fund
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PIK	—Payment in kind
PLC	—Public Limited Company
SOFR	—Secured Overnight Funding Rate
SONIA	—Sterling Overnight Index Average

Abbreviations:
SOFR	—Secured Overnight Funding Rate

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 88.1%
Aerospace & Defense – 1.9%
Lockheed Martin Corp.
	$400,000	4.070%		12/15/42	$ 345,528
Northrop Grumman Corp.
	2,075,000	4.750		06/01/43	1,918,110
Raytheon Technologies Corp.
	1,975,000	4.125	(a)	11/16/28	1,892,702
The Boeing Co.(a)
	1,775,000	5.040		05/01/27	1,756,451
	1,950,000	3.450		11/01/28	1,748,331
	1,375,000	3.250		02/01/35	1,044,271
	500,000	3.550		03/01/38	368,295
	1,306,000	3.375		06/15/46	847,398
	575,000	3.625		03/01/48	382,168
	900,000	3.850		11/01/48	622,089

					10,925,343

Agriculture(a) - 0.8%
Altria Group, Inc.
	975,000	4.800		02/14/29	934,830
BAT Capital Corp.
	200,000	3.557		08/15/27	182,118
	1,350,000	2.259		03/25/28	1,123,591
Cargill, Inc.
	940,000	5.125	(b)	10/11/32	942,585
Philip Morris International, Inc.
	550,000	5.625		11/17/29	560,148
	750,000	5.750		11/17/32	767,122

					4,510,394

Automotive – 3.2%
General Motors Co.
	2,925,000	6.800	(a)	10/01/27	3,037,378
	2,050,000	6.600	(a)	04/01/36	2,010,415
	375,000	5.200		04/01/45	306,619
General Motors Financial Co., Inc.(a)
	2,775,000	4.300		07/13/25	2,692,138
	6,191,000	5.250		03/01/26	6,096,773
	1,275,000	1.500		06/10/26	1,106,738
	400,000	2.700		08/20/27	349,304
	2,150,000	5.650		01/17/29	2,110,182
	650,000	2.350		01/08/31	490,932
Stellantis Finance US, Inc.
	900,000	1.711	(a)(b)	01/29/27	774,414

					18,974,893

Banks – 21.3%
ABN AMRO Bank NV (-1X 5 year EUR Swap + 4.674%)
EUR	600,000	4.375	(a)(c)	12/31/99	593,303
Banco Santander SA
	$1,000,000	2.746		05/28/25	936,260
	2,400,000	5.179		11/19/25	2,369,640
	1,200,000	4.250		04/11/27	1,143,324
	1,000,000	2.749		12/03/30	765,690
(1 year CMT + 1.600%)
	400,000	3.225	(a)(c)	11/22/32	302,832

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(c)
(3M USD LIBOR + 0.990%)
$275,000	2.496	%(a)	02/13/31	$ 223,413
(3M USD LIBOR + 1.040%)
2,863,000	3.419	(a)	12/20/28	2,596,827
(3M USD LIBOR + 1.070%)
5,356,000	3.970	(a)	03/05/29	4,944,016
(3M USD LIBOR + 1.210%)
1,350,000	3.974	(a)	02/07/30	1,226,313
(3M USD LIBOR + 1.310%)
1,950,000	4.271	(a)	07/23/29	1,821,417
(5 year CMT + 1.200%)
1,025,000	2.482	(a)	09/21/36	755,640
(SOFR + 1.010%)
100,000	1.197	(a)	10/24/26	89,076
(SOFR + 1.330%)
550,000	2.972	(a)	02/04/33	443,476
(SOFR + 1.580%)
3,360,000	4.376	(a)	04/27/28	3,212,462
(SOFR + 1.830%)
550,000	4.571	(a)	04/27/33	503,938
(SOFR + 2.16%)(a)
925,000	5.015		07/22/33	877,622
Barclays PLC
425,000	5.200		05/12/26	413,019
1,850,000	4.836	(a)	05/09/28	1,704,886
BNP Paribas SA(a)(b)(c)
(5 year USD Swap + 4.149%)
1,950,000	6.625		12/31/99	1,886,079
(SOFR + 1.004%)
4,225,000	1.323		01/13/27	3,692,481
(SOFR + 1.507%)
370,000	3.052		01/13/31	304,788
BPCE SA(b)
1,625,000	5.700		10/22/23	1,614,941
1,350,000	4.625		09/12/28	1,253,353
(SOFR + 1.730%)
1,050,000	3.116	(a)(c)	10/19/32	765,482
(SOFR + 2.865%)
1,690,000	5.748	(a)(c)	07/19/33	1,612,226
Citigroup, Inc.
1,475,000	4.450		09/29/27	1,408,905
925,000	4.750		05/18/46	765,216
(3M USD LIBOR + 1.192%)
1,061,000	4.075	(a)(c)	04/23/29	978,444
(3M USD LIBOR + 1.563%)
2,675,000	3.887	(a)(c)	01/10/28	2,500,108
(SOFR + 1.351%)
800,000	3.057	(a)(c)	01/25/33	645,960
(SOFR + 1.422%)
1,025,000	2.976	(a)(c)	11/05/30	861,584
(SOFR + 2.086%)
3,265,000	4.910	(a)(c)	05/24/33	3,060,840
(SOFR + 3.914%)
675,000	4.412	(a)(c)	03/31/31	620,453
Credit Agricole SA
1,950,000	4.375		03/17/25	1,882,510

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Agricole SA - (continued)
(5 year USD Swap + 4.319%)
$500,000	6.875	%(a)(b)(c)	12/31/99	$ 479,970
(SOFR + 1.676%)
1,775,000	1.907	(a)(b)(c)	06/16/26	1,618,392
Credit Suisse AG
3,300,000	6.500	(b)	08/08/23	3,193,509
Credit Suisse Group AG(a)
884,000	4.550		04/17/26	786,495
5,220,000	4.282	(b)	01/09/28	4,343,980
(SOFR + 5.020%)
1,875,000	9.016	(b)(c)	11/15/33	1,928,831
Deutsche Bank AG(a)(c)
(SOFR + 1.870%)
5,725,000	2.129		11/24/26	5,050,080
(SOFR + 2.257%)
1,350,000	3.742		01/07/33	966,438
Discover Bank
2,125,000	4.650	(a)	09/13/28	1,991,252
First-Citizens Bank & Trust Co. (TSFR3M + 1.715%)
2,550,000	2.969	(a)(c)	09/27/25	2,406,945
HSBC Bank USA NA
800,000	5.625		08/15/35	762,560
300,000	7.000		01/15/39	323,925
HSBC Holdings PLC
600,000	7.625		05/17/32	601,128
(3M USD LIBOR + 1.211%)
1,075,000	3.803	(a)(c)	03/11/25	1,047,007
(3M USD LIBOR + 1.348%)
1,875,000	4.292	(a)(c)	09/12/26	1,799,062
(SOFR + 1.929%)
925,000	2.099	(a)(c)	06/04/26	843,193
(SOFR + 2.870%)
216,000	5.402	(a)(c)	08/11/33	200,649
ING Groep NV(a)(c)
(1 year CMT + 1.100%)
3,150,000	1.400	(b)	07/01/26	2,829,109
(SOFR + 1.005%)
1,725,000	1.726		04/01/27	1,519,466
(SOFR + 1.830%)
850,000	4.017		03/28/28	793,841
JPMorgan Chase & Co.(a)(c)
(3M USD LIBOR + 1.360%)
875,000	3.882		07/24/38	726,609
(SOFR + 1.260%)
1,150,000	2.963		01/25/33	934,881
(SOFR + 1.560%)
3,850,000	4.323		04/26/28	3,670,243
(SOFR + 1.800%)
2,924,000	4.586		04/26/33	2,707,068
(SOFR + 2.040%)
400,000	2.522		04/22/31	327,248
(SOFR + 2.080%)
2,355,000	4.912		07/25/33	2,240,311
(SOFR + 2.515%)
3,650,000	2.956		05/13/31	3,005,191
(SOFR + 3.125%)
737,000	4.600		12/31/99	654,404

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
KeyCorp. (SOFR + 2.060%)
$80,000	4.789	%(a)(c)	06/01/33	$ 75,578
Lloyds Banking Group PLC
1,875,000	4.582		12/10/25	1,810,819
371,000	4.650		03/24/26	354,676
(1 year CMT + 0.850%)
350,000	1.627	(a)(c)	05/11/27	302,715
Macquarie Group Ltd.(a)(b)(c)
(3M USD LIBOR + 1.372%)
1,900,000	3.763		11/28/28	1,739,051
(SOFR + 1.069%)
2,200,000	1.340		01/12/27	1,911,624
Morgan Stanley(c)
(3M USD LIBOR + 1.455%)
2,720,000	3.971	(a)	07/22/38	2,283,930
(3M USD LIBOR + 1.628%)
1,950,000	4.431	(a)	01/23/30	1,820,461
(SOFR + 1.143%)
650,000	2.699	(a)	01/22/31	537,927
(SOFR + 1.290%)
1,847,000	2.943	(a)	01/21/33	1,497,991
(SOFR + 1.610%)
1,900,000	4.210	(a)	04/20/28	1,804,696
(SOFR + 2.076%)(a)
925,000	4.889		07/20/33	868,742
Morgan Stanley, Inc. (SOFR + 1.360%)
725,000	2.484	(a)(c)	09/16/36	528,837
Santander Holdings USA, Inc. (SOFR + 1.249%)
425,000	2.490	(a)(c)	01/06/28	365,632
Santander UK Group Holdings PLC(a)(c)
(3M USD LIBOR + 1.400%)
325,000	3.823		11/03/28	289,825
(SOFR + 1.220%)
550,000	2.469		01/11/28	470,399
The Bank of New York Mellon Corp. (SOFR + 2.074%)
525,000	5.834		10/25/33	546,105
US Bancorp (SOFR + 2.090%)
1,025,000	5.850		10/21/33	1,064,668
Wells Fargo & Co.(a)(c)
(3M USD LIBOR + 1.310%)
2,573,000	3.584		05/22/28	2,383,370
(SOFR + 1.510%)
1,325,000	3.526		03/24/28	1,228,381
(SOFR + 2.100%)
3,708,000	4.897		07/25/33	3,511,513
Wells Fargo Bank NA
824,000	5.950		08/26/36	829,595
Westpac Banking Corp.(a)(c)
(5 year CMT + 1.350%)
1,000,000	2.894		02/04/30	916,790
(5 year CMT + 2.000%)
1,300,000	4.110		07/24/34	1,113,515
(5 year USD ICE Swap + 2.236%)
625,000	4.322		11/23/31	585,769

				125,370,920

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages(a) – 3.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
$3,700,000	4.700%		02/01/36	$ 3,488,249
3,554,000	4.900		02/01/46	3,252,265
Anheuser-Busch InBev Finance, Inc.
600,000	4.700		02/01/36	565,626
Anheuser-Busch InBev Worldwide, Inc.
2,550,000	4.750		01/23/29	2,520,445
650,000	3.500		06/01/30	591,182
175,000	5.450		01/23/39	174,496
875,000	4.950		01/15/42	820,173
600,000	4.600		04/15/48	528,156
825,000	5.550		01/23/49	822,228
Bacardi Ltd.
700,000	5.300	(b)	05/15/48	627,802
Constellation Brands, Inc.
350,000	4.650		11/15/28	338,387
775,000	2.250		08/01/31	615,156
1,256,000	4.750		05/09/32	1,203,776
50,000	4.500		05/09/47	42,135
JDE Peet’s NV
1,970,000	2.250	(b)	09/24/31	1,468,280
Keurig Dr Pepper, Inc.
1,750,000	4.050		04/15/32	1,592,378
325,000	4.500		11/15/45	276,045
1,825,000	4.500		04/15/52	1,529,277

				20,456,056

Biotechnology(a) – 0.9%
Amgen, Inc.
2,400,000	4.200		03/01/33	2,227,128
175,000	4.400		05/01/45	146,195
442,000	4.200		02/22/52	354,869
CSL Finance PLC(b)
900,000	4.250		04/27/32	847,305
300,000	4.625		04/27/42	267,933
Royalty Pharma PLC
2,050,000	1.750		09/02/27	1,741,270

				5,584,700

Building Materials(a) – 0.5%
Carrier Global Corp.
1,225,000	2.493		02/15/27	1,104,987
525,000	3.377		04/05/40	397,756
Fortune Brands Home & Security, Inc.
672,000	4.000		03/25/32	583,236
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
275,000	4.900		12/01/32	270,286
Masco Corp.
1,000,000	1.500		02/15/28	829,240

				3,185,505

Chemicals(a) – 0.9%
DuPont de Nemours, Inc.
2,025,000	4.725		11/15/28	1,998,047
125,000	5.319		11/15/38	121,130

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a) – (continued)
Huntsman International LLC
$1,050,000	4.500%		05/01/29	$ 943,488
International Flavors & Fragrances, Inc.
1,075,000	3.268	(b)	11/15/40	766,206
LYB International Finance B.V.
725,000	4.875		03/15/44	600,967
The Sherwin-Williams Co.
475,000	3.450		06/01/27	445,688
475,000	4.000		12/15/42	374,495

				5,250,021

Commercial Services – 0.8%
Ashtead Capital, Inc.(a)(b)
925,000	1.500		08/12/26	788,785
525,000	2.450		08/12/31	405,410
DP World Ltd.
360,000	5.625		09/25/48	336,105
Global Payments, Inc.
1,150,000	4.450	(a)	06/01/28	1,069,925
PayPal Holdings, Inc.(a)
1,100,000	4.400		06/01/32	1,036,200
1,100,000	5.050		06/01/52	1,003,926

				4,640,351

Computers – 2.1%
Apple, Inc.
1,102,000	3.850		05/04/43	957,462
Dell International LLC/EMC Corp.(a)
3,405,000	6.020		06/15/26	3,476,130
375,000	4.900		10/01/26	369,427
1,599,000	5.300		10/01/29	1,560,720
225,000	6.200		07/15/30	229,091
Dell, Inc.
2,075,000	7.100		04/15/28	2,221,495
Hewlett Packard Enterprise Co.(a)
341,000	6.200		10/15/35	351,537
80,000	6.350		10/15/45	79,966
HP, Inc.(a)
1,325,000	1.450		06/17/26	1,161,813
1,565,000	4.000		04/15/29	1,432,914
International Business Machines Corp.
850,000	3.430	(a)	02/09/52	600,006

				12,440,561

Diversified Financial Services – 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
2,125,000	4.875		01/16/24	2,104,749
3,385,000	6.500		07/15/25	3,438,686
775,000	3.000		10/29/28	650,450
Air Lease Corp.(a)
2,150,000	3.375		07/01/25	2,027,622
3,525,000	2.875		01/15/26	3,263,903
1,475,000	3.750		06/01/26	1,381,795
325,000	3.625		04/01/27	296,381
Ally Financial, Inc.
950,000	4.625		03/30/25	927,409
1,335,000	4.750	(a)	06/09/27	1,254,179
1,575,000	2.200	(a)	11/02/28	1,232,075

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Aviation Capital Group LLC
$2,675,000	1.950	%(a)(b)	01/30/26	$ 2,330,353
Avolon Holdings Funding Ltd.(a)(b)
750,000	3.950		07/01/24	718,860
3,750,000	4.250		04/15/26	3,402,487
1,450,000	3.250		02/15/27	1,244,883
Capital One Financial Corp. (SOFR + 0.690%)
975,000	4.963	(a)(c)	12/06/24	955,714
Discover Financial Services
800,000	4.100	(a)	02/09/27	752,944
Intercontinental Exchange, Inc.(a)
995,000	4.350		06/15/29	962,603
1,125,000	2.650		09/15/40	782,674
Nomura Holdings, Inc.
2,375,000	1.653		07/14/26	2,072,757

				29,800,524

Electrical – 3.2%
American Electric Power Co., Inc.
350,000	2.300	(a)	03/01/30	286,531
Berkshire Hathaway Energy Co.
767,000	6.125		04/01/36	805,772
CMS Energy Corp.
500,000	4.875	(a)	03/01/44	454,970
Dominion Energy, Inc.(a)
2,325,000	3.375		04/01/30	2,048,394
Duke Energy Corp.
400,000	4.800	(a)	12/15/45	351,460
Duquesne Light Holdings, Inc.
1,075,000	2.532	(a)(b)	10/01/30	854,206
Enel Finance International NV
2,275,000	1.875	(a)(b)	07/12/28	1,807,806
FirstEnergy Corp.(a)
525,000	2.050		03/01/25	485,893
475,000	2.650		03/01/30	388,949
Korea Hydro & Nuclear Power Co., Ltd.
1,060,000	4.250	(b)	07/27/27	1,014,155
NextEra Energy Capital Holdings, Inc.
2,055,000	1.900	(a)	06/15/28	1,758,628
Pacific Gas & Electric Co.(a)
250,000	2.950		03/01/26	229,875
675,000	2.100		08/01/27	577,962
Progress Energy, Inc.
1,400,000	7.000		10/30/31	1,526,042
Public Service Electric & Gas Co.
975,000	3.950	(a)	05/01/42	817,099
Sempra Energy(a)
2,020,000	3.400		02/01/28	1,876,984
1,125,000	3.800		02/01/38	922,331
Southern California Edison Co.(a)
1,325,000	4.200		03/01/29	1,260,485
275,000	4.050		03/15/42	219,596
Vistra Operations Co. LLC
975,000	4.300	(a)(b)	07/15/29	875,160

				18,562,298

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(a) – 0.3%
Cellnex Finance Co. SA
EUR	600,000	1.250%		01/15/29	$ 514,227
Mexico City Airport Trust
	$240,000	3.875	(b)	04/30/28	218,520
	800,000	5.500		07/31/47	616,000
	220,000	5.500	(b)	07/31/47	169,400

					1,518,147

Entertainment(a)(b) – 0.8%
Warnermedia Holdings, Inc.
	450,000	4.054		03/15/29	390,019
	100,000	4.279		03/15/32	82,452
	4,114,000	5.050		03/15/42	3,163,666
	1,750,000	5.141		03/15/52	1,284,990

					4,921,127

Environmental(a) – 0.7%
Republic Services, Inc.
	3,500,000	2.375		03/15/33	2,785,335
Waste Connections, Inc.
	525,000	3.200		06/01/32	449,400
	433,000	4.200		01/15/33	402,257
Waste Management, Inc.
	448,000	4.150		04/15/32	425,945

					4,062,937

Food & Drug Retailing(a) – 1.6%
Grupo Bimbo SAB de CV
	1,070,000	4.700		11/10/47	903,013
Kraft Heinz Foods Co.
	2,686,000	3.875		05/15/27	2,566,312
	2,560,000	3.750		04/01/30	2,333,159
Sysco Corp.
	2,625,000	5.950		04/01/30	2,722,020
	150,000	6.600		04/01/40	159,840
	75,000	4.450		03/15/48	61,652
	550,000	6.600		04/01/50	599,115

					9,345,111

Gas(a) – 0.1%
NiSource, Inc.
	850,000	3.600		05/01/30	757,826

Healthcare Providers & Services – 2.8%
Centene Corp.
	950,000	4.250	(a)	12/15/27	892,098
CommonSpirit Health
	150,000	4.350		11/01/42	126,555
	510,000	6.461		11/01/52	544,269
GE Healthcare Holding LLC
	900,000	6.377		11/22/52	964,989
HCA, Inc.(a)
	2,850,000	5.250		06/15/26	2,816,684
	2,605,000	3.500		09/01/30	2,241,342
Novant Health, Inc.
	710,000	3.168	(a)	11/01/51	490,350
PerkinElmer, Inc.
	1,200,000	3.300	(a)	09/15/29	1,046,232

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
STERIS Irish FinCo UnLtd Co.
$218,000	2.700	%(a)	03/15/31	$ 177,114
UnitedHealth Group, Inc.(a)
275,000	4.200		05/15/32	261,379
1,425,000	2.750		05/15/40	1,038,141
371,000	4.750		05/15/52	343,813
2,150,000	5.875		02/15/53	2,334,341
3,000,000	6.050		02/15/63	3,303,450

				16,580,757

Home Builders(a) – 0.1%
Lennar Corp.
525,000	4.750		11/29/27	504,819

Insurance – 1.6%
American International Group, Inc.
700,000	6.250		05/01/36	738,612
598,000	4.500	(a)	07/16/44	516,840
200,000	4.800	(a)	07/10/45	178,888
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	382,060
323,000	5.031		12/15/46	278,087
Arch Capital Group Ltd.
595,000	7.350		05/01/34	658,879
Corebridge Financial, Inc.
1,190,000	3.900	(a)(b)	04/05/32	1,042,321
Great-West Lifeco Finance 2018 LP
459,000	4.047	(a)(b)	05/17/28	430,280
MetLife, Inc.
625,000	6.375		06/15/34	694,325
475,000	4.721		12/15/44	430,231
Principal Financial Group, Inc.
150,000	6.050		10/15/36	154,293
Prudential Financial, Inc.
1,850,000	5.700		12/14/36	1,909,089
Teachers Insurance & Annuity Association of America
890,000	4.900	(b)	09/15/44	814,217
The Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	205,842
Willis North America, Inc.
1,200,000	2.950	(a)	09/15/29	1,009,164

				9,443,128

Internet – 1.4%
Amazon.com, Inc.
375,000	4.950	(a)	12/05/44	370,399
Expedia Group, Inc.(a)
775,000	4.625		08/01/27	743,899
400,000	3.250		02/15/30	339,472
196,000	2.950		03/15/31	157,807
Meta Platforms, Inc.
2,043,000	3.850		08/15/32	1,797,711
888,000	4.450		08/15/52	705,650
Netflix, Inc.
3,515,000	4.875	(a)(b)	06/15/30	3,287,193
Prosus NV(a)
200,000	3.680	(b)	01/21/30	165,787
200,000	3.680		01/21/30	165,788

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Prosus NV(a) – (continued)
$580,000	3.061%		07/13/31	$ 449,477

				8,183,183

Investment Companies(a) – 0.4%
Blackstone Private Credit Fund
2,425,000	2.625		12/15/26	2,008,337
125,000	3.250		03/15/27	105,341
JAB Holdings B.V.
700,000	2.200	(b)	11/23/30	524,671

				2,638,349

Iron/Steel – 0.4%
ArcelorMittal SA
950,000	4.550		03/11/26	921,671
Steel Dynamics, Inc.
1,950,000	1.650	(a)	10/15/27	1,633,905

				2,555,576

Lodging(a) – 0.8%
Hyatt Hotels Corp.
2,925,000	4.850		03/15/26	2,870,683
Marriott International, Inc.
800,000	5.000		10/15/27	790,192
543,000	4.000		04/15/28	505,935
675,000	4.650		12/01/28	647,669

				4,814,479

Machinery - Construction & Mining(a)(b) – 0.1%
The Weir Group PLC
925,000	2.200		05/13/26	823,602

Machinery-Diversified(a) – 0.0%
Otis Worldwide Corp.
325,000	3.112		02/15/40	239,548

Media – 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
6,750,000	4.908		07/23/25	6,619,725
1,050,000	3.750		02/15/28	950,880
5,125,000	4.200		03/15/28	4,708,184
625,000	6.384		10/23/35	610,375
300,000	6.484		10/23/45	271,878
Comcast Corp.
150,000	3.250	(a)	11/01/39	117,089
475,000	3.750	(a)	04/01/40	392,188
75,000	4.750		03/01/44	68,231
525,000	3.400	(a)	07/15/46	384,878
Discovery Communications LLC
3,125,000	4.900	(a)	03/11/26	3,029,969
Fox Corp.
225,000	5.476	(a)	01/25/39	204,554
The Walt Disney Co.
1,400,000	6.400		12/15/35	1,531,600
1,100,000	4.625	(a)	03/23/40	1,028,247
Time Warner Cable LLC
675,000	5.875	(a)	11/15/40	587,560

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Time Warner Entertainment Co. LP
$1,600,000	8.375%		07/15/33	$ 1,785,744

				22,291,102

Mining – 0.8%
Glencore Finance Canada Ltd.
525,000	5.550	(b)	10/25/42	468,169
Glencore Funding LLC(a)(b)
925,000	2.850		04/27/31	758,370
725,000	2.625		09/23/31	577,963
Newcrest Finance Pty Ltd.
950,000	3.250	(a)(b)	05/13/30	794,589
Newmont Corp.
1,300,000	2.600	(a)	07/15/32	1,035,827
Teck Resources Ltd.
950,000	3.900	(a)	07/15/30	852,568

				4,487,486

Miscellaneous Manufacturing – 1.0%
Eaton Corp.
1,350,000	4.150	(a)	03/15/33	1,257,755
GE Capital International Funding Co.
1,700,000	4.418		11/15/35	1,566,023
General Electric Co.
900,000	6.750		03/15/32	997,371
625,000	6.150		08/07/37	631,175
1,294,000	5.875		01/14/38	1,318,301

				5,770,625

Multi-National(a)(b) - 0.0%
The African Export-Import Bank
200,000	3.798		05/17/31	165,010

Oil Field Services – 1.7%
Aker BP ASA
1,550,000	2.000	(a)(b)	07/15/26	1,371,796
BP Capital Markets America, Inc.(a)
175,000	4.234		11/06/28	169,451
1,575,000	2.721		01/12/32	1,318,448
Continental Resources, Inc.
625,000	4.375	(a)	01/15/28	569,256
Marathon Petroleum Corp.
2,095,000	3.800	(a)	04/01/28	1,936,408
Ovintiv Exploration, Inc.
800,000	5.375	(a)	01/01/26	792,408
Ovintiv, Inc.
1,025,000	8.125		09/15/30	1,121,473
Pertamina Persero PT
370,000	4.175	(a)	01/21/50	280,229
Qatar Energy(a)(b)
200,000	3.125		07/12/41	152,913
530,000	3.300		07/12/51	387,993
Reliance Industries Ltd.
890,000	3.625	(b)	01/12/52	583,724
Saudi Arabian Oil Co.
1,100,000	3.500		04/16/29	1,004,300

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Shell International Finance B.V.
$225,000	6.375%		12/15/38	$ 248,315

				9,936,714

Packaging(a) - 0.5%
Berry Global, Inc.
1,800,000	1.570		01/15/26	1,607,238
1,225,000	1.650		01/15/27	1,044,484

				2,651,722

Pharmaceuticals(a) –2.9%
AbbVie, Inc.
2,475,000	4.550		03/15/35	2,313,704
2,850,000	4.500		05/14/35	2,653,207
350,000	4.050		11/21/39	299,747
775,000	4.875		11/14/48	713,635
Becton Dickinson & Co.
439,000	4.685		12/15/44	390,649
175,000	4.669		06/06/47	154,357
Bristol-Myers Squibb Co.
425,000	4.350		11/15/47	375,522
Cigna Corp.
2,350,000	2.400		03/15/30	1,969,182
175,000	4.800		07/15/46	157,329
2,200,000	4.900		12/15/48	1,997,116
CVS Health Corp.
750,000	2.125		09/15/31	594,375
1,125,000	4.875		07/20/35	1,067,715
823,000	4.780		03/25/38	754,090
2,543,000	5.125		07/20/45	2,317,131
Perrigo Finance Unlimited Co.
1,425,000	4.375		03/15/26	1,326,376

				17,084,135

Pipelines – 3.5%
Abu Dhabi Crude Oil Pipeline LLC
490,000	4.600	(b)	11/02/47	449,054
Enbridge, Inc.
2,125,000	2.500	(a)	08/01/33	1,636,994
Energy Transfer LP(a)
750,000	2.900		05/15/25	706,657
550,000	5.950		12/01/25	558,195
525,000	4.200		04/15/27	495,506
300,000	5.500		06/01/27	298,164
354,000	4.950		05/15/28	339,900
456,000	5.150		03/15/45	378,567
Enterprise Products Operating LLC
1,425,000	6.875		03/01/33	1,557,254
575,000	4.800	(a)	02/01/49	496,800
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(b)	03/31/36	160,288
Kinder Morgan Energy Partners LP
1,100,000	7.750		03/15/32	1,216,226
650,000	6.550		09/15/40	653,387
MPLX LP(a)
600,000	2.650		08/15/30	486,798
950,000	4.500		04/15/38	798,456
520,000	5.500		02/15/49	459,971

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Plains All American Pipeline LP/PAA Finance Corp.(a)
$2,444,000	4.650%		10/15/25	$ 2,393,091
325,000	4.500		12/15/26	312,471
1,125,000	3.800		09/15/30	978,064
Sabine Pass Liquefaction LLC
900,000	5.000	(a)	03/15/27	882,891
Targa Resources Corp.
220,000	4.200	(a)	02/01/33	189,407
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
775,000	4.875	(a)	02/01/31	700,251
The Williams Cos., Inc.(a)
1,350,000	4.650		08/15/32	1,259,239
Valero Energy Partners LP
675,000	4.500	(a)	03/15/28	655,027
Western Midstream Operating LP(a)
725,000	3.350		02/01/25	686,010
2,200,000	5.450		04/01/44	1,837,484

				20,586,152

Real Estate Investment Trust(a) - 3.6%
Agree LP
295,000	4.800		10/01/32	271,291
American Homes 4 Rent LP
225,000	2.375		07/15/31	173,045
Camden Property Trust
1,975,000	3.150		07/01/29	1,762,569
Crown Castle, Inc.
2,100,000	3.650		09/01/27	1,952,727
100,000	2.900		04/01/41	68,590
CubeSmart LP
555,000	2.500		02/15/32	425,002
Digital Realty Trust LP
425,000	3.700		08/15/27	395,021
Essex Portfolio LP
2,375,000	3.000		01/15/30	2,007,944
GLP Capital LP/GLP Financing II, Inc.
2,886,000	5.375		04/15/26	2,845,740
Healthcare Realty Holdings LP
875,000	2.050		03/15/31	637,954
Host Hotels & Resorts LP
400,000	4.500		02/01/26	383,264
950,000	2.900		12/15/31	727,282
Invitation Homes Operating Partnership LP
600,000	2.300		11/15/28	495,840
Kimco Realty Corp.
1,100,000	3.800		04/01/27	1,028,467
MPT Operating Partnership LP/MPT Finance Corp.
950,000	4.625		08/01/29	735,937
National Retail Properties, Inc.
1,300,000	3.600		12/15/26	1,211,015
Prologis LP
1,125,000	4.625		01/15/33	1,089,765
Realty Income Corp.
1,450,000	2.850		12/15/32	1,177,791
Simon Property Group LP
1,250,000	2.250		01/15/32	973,000

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Spirit Realty LP
$1,125,000	4.000%	07/15/29	$ 978,120
WP Carey, Inc.
1,225,000	3.850	07/15/29	1,101,385
975,000	2.400	02/01/31	777,085
100,000	2.450	02/01/32	77,806

			21,296,640

Retailing(a) - 2.8%
7-Eleven, Inc.(b)
1,280,000	2.500	02/10/41	842,662
40,000	2.800	02/10/51	24,598
AutoNation, Inc.
702,000	4.500	10/01/25	681,488
1,425,000	4.750	06/01/30	1,275,175
25,000	2.400	08/01/31	17,960
Lowe’s Cos., Inc.
875,000	1.700	09/15/28	734,974
3,850,000	3.750	04/01/32	3,431,274
1,450,000	5.000	04/15/33	1,418,796
1,650,000	4.250	04/01/52	1,321,435
McDonald’s Corp.
592,000	4.600	09/09/32	579,604
1,150,000	4.700	12/09/35	1,105,840
Starbucks Corp.
1,025,000	3.000	02/14/32	876,344
917,000	4.500	11/15/48	792,802
Target Corp.
600,000	2.950	01/15/52	415,188
The Home Depot, Inc.
800,000	2.700	04/15/30	698,456
900,000	4.500	09/15/32	881,928
500,000	4.875	02/15/44	479,600
425,000	4.950	09/15/52	410,639
Walgreens Boots Alliance, Inc.
253,000	4.100	04/15/50	186,168

			16,174,931

Savings & Loans(a)(b)(c) - 0.4%
Nationwide Building Society (3M USD LIBOR + 1.855%)
2,525,000	3.960	07/18/30	2,204,098

Semiconductors(a) - 1.9%
Broadcom, Inc.(b)
850,000	4.150	04/15/32	747,158
1,025,000	3.419	04/15/33	822,747
4,449,000	3.469	04/15/34	3,527,390
2,539,000	3.137	11/15/35	1,862,763
914,000	3.187	11/15/36	659,670
950,000	3.500	02/15/41	680,114
Micron Technology, Inc.
450,000	4.975	02/06/26	443,021
725,000	2.703	04/15/32	543,895
NXP B.V./NXP Funding LLC/NXP USA, Inc.
550,000	3.875	06/18/26	523,589
525,000	4.400	06/01/27	503,165

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(a) – (continued)
$1,125,000	3.400%		05/01/30	$ 970,830

				11,284,342

Software – 2.4%
Oracle Corp.
1,267,000	2.800	(a)	04/01/27	1,155,669
2,062,000	2.950	(a)	04/01/30	1,760,123
3,200,000	2.875	(a)	03/25/31	2,654,816
1,100,000	6.250		11/09/32	1,155,055
1,200,000	3.600	(a)	04/01/40	886,116
2,775,000	6.900		11/09/52	3,002,938
VMware, Inc.(a)
1,075,000	1.800		08/15/28	877,652
1,200,000	2.200		08/15/31	909,804
Workday, Inc.(a)
825,000	3.700		04/01/29	756,773
1,375,000	3.800		04/01/32	1,213,451

				14,372,397

Telecommunication Services – 6.2%
AT&T, Inc.(a)
840,000	2.300		06/01/27	748,549
250,000	1.650		02/01/28	211,510
1,825,000	2.750		06/01/31	1,515,389
875,000	2.250		02/01/32	686,079
486,000	2.550		12/01/33	373,734
1,350,000	4.500		05/15/35	1,227,852
175,000	4.900		08/15/37	161,156
925,000	4.850		03/01/39	828,014
925,000	3.500		06/01/41	690,346
125,000	4.300		12/15/42	102,996
75,000	4.350		06/15/45	60,588
886,000	4.750		05/15/46	756,068
775,000	5.150		11/15/46	698,872
875,000	3.500		09/15/53	595,324
Deutsche Telekom International Finance B.V.
2,525,000	4.375	(a)(b)	06/21/28	2,423,242
Rogers Communications, Inc.(a)(b)
650,000	4.500		03/15/42	527,969
1,775,000	4.550		03/15/52	1,384,553
T-Mobile USA, Inc.(a)
3,150,000	3.750		04/15/27	2,969,977
2,212,000	3.875		04/15/30	2,007,899
1,055,000	2.875		02/15/31	871,008
6,275,000	3.500		04/15/31	5,434,589
1,975,000	5.200		01/15/33	1,955,507
Verizon Communications, Inc.
2,631,000	4.329		09/21/28	2,532,548
1,625,000	3.875	(a)	02/08/29	1,525,940
1,876,000	4.016	(a)	12/03/29	1,755,654
475,000	3.150	(a)	03/22/30	418,480
2,025,000	2.550	(a)	03/21/31	1,666,575
800,000	2.355	(a)	03/15/32	634,432
1,800,000	2.650	(a)	11/20/40	1,215,036
400,000	4.862		08/21/46	362,328

				36,342,214

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation(a) –1.3%
Burlington Northern Santa Fe LLC
	$425,000	6.150%		05/01/37	$ 462,838
	1,225,000	5.750		05/01/40	1,282,134
	525,000	4.450		01/15/53	468,751
Canadian Pacific Railway Co.
	775,000	2.450		12/02/31	645,063
CSX Corp.
	2,075,000	4.100		11/15/32	1,943,715
	1,300,000	4.500		11/15/52	1,135,615
Norfolk Southern Corp.
	1,450,000	3.000		03/15/32	1,240,794
Union Pacific Corp.
	275,000	3.550		08/15/39	226,875

					7,405,785

TOTAL CORPORATE OBLIGATIONS (Cost $579,435,107)					$518,143,508

Sovereign Debt Obligations – 2.1%
Euro – 0.4%
Republic of Peru
EUR	100,000	1.250	%(a)	03/11/33	$ 74,584
Republic of Philippines
	340,000	0.000		02/03/23	362,088
	450,000	0.700		02/03/29	397,043
Republic of Romania(b)
	90,000	2.124		07/16/31	66,192
	70,000	2.000		01/28/32	49,843
	80,000	4.625		04/03/49	61,834
United Mexican States(a)
	130,000	1.350		09/18/27	125,182
	1,920,000	1.450		10/25/33	1,453,199

					2,589,965

United States Dollar – 1.7%
Perusahaan Penerbit SBSN Indonesia III
	$1,580,000	4.550		03/29/26	1,576,224
Republic of Chile
	150,000	3.625		10/30/42	114,544
	200,000	3.500	(a)	01/25/50	144,038
	260,000	4.000	(a)	01/31/52	200,167
Republic of Indonesia
	350,000	4.350	(b)	01/08/27	344,788
	1,610,000	4.350		01/08/27	1,586,027
Republic of Panama(a)
	380,000	2.252		09/29/32	281,390
	200,000	3.870		07/23/60	128,850
	390,000	4.500		01/19/63	275,145
Republic of Peru(a)
	430,000	2.780		12/01/60	251,496
	220,000	3.230	(d)	07/28/21	128,260
Republic of Philippines
	210,000	2.650		12/10/45	140,723
Republic of Romania
	560,000	6.125		01/22/44	514,080

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Republic of Romania
$160,000	3.000	%(b)	02/27/27	$ 141,280
State of Israel
200,000	4.500	(e)	04/03/20	173,663
United Mexican States(a)
2,540,000	3.250		04/16/30	2,207,895
802,000	3.500		02/12/34	643,605
1,399,000	3.771		05/24/61	886,004
440,000	3.750		04/19/71	274,120

				10,012,299

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $15,796,812)				$12,602,264

Municipal Debt Obligations – 0.7%
California(a) –0.1%
California State GO Bonds Build America Taxable Series 2009
$455,000	7.300%		10/01/39	$ 552,768

Illinois – 0.5%
Illinois State GO Bonds Build America Series 2010
1,625,000	6.630	(a)	02/01/35	1,647,275
Illinois State GO Bonds Taxable-Pension Series 2003
1,360,000	5.100		06/01/33	1,305,245

				2,952,520

New Jersey(a) –0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
350,000	7.414		01/01/40	433,872

Pennsylvania(a) –0.0%
Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
335,000	2.991		06/01/42	241,236

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,132,285)				$ 4,180,396

Shares	Description	Value

Exchange Traded Funds – 4.8%
363,554	Vanguard Intermediate- TermCorporate Bond ETF	$ 28,179,071
(Cost $28,987,070)

TOTAL INVESTMENTS – 95.7% (Cost $628,351,274)		$ 563,105,239

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%		25,153,476

NET ASSETS – 100.0%		$ 588,258,715

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(d)	Actual maturity date is July 28, 2121.

(e)	Actual maturity date is April 03, 2120.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	3,935,239	EUR	3,964,178	01/06/23	$(310,020)

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	212	03/31/23	$43,476,563	$25,800
Ultra Long U.S. Treasury Bonds	400	03/22/23	53,545,625	(1,210,573)

Total				$(1,184,773)

Short position contracts:
10 Year U.S. Treasury Notes	(564)	03/22/23	(64,981,141)	1,015,123
5 Year U.S. Treasury Notes	(373)	03/31/23	(40,257,774)	67,721

Total				$1,082,844

TOTAL FUTURES CONTRACTS				$(101,929)

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	4.430%(b)	12/31/24	$10,890 $	(3,105)	$16,564	$(19,669)
12M SOFR(b)	2.500(b)	06/04/29	4,310	(54,109)	(2,902)	(51,207)
2.570%(b)	12M SOFR(b)	06/04/31	11,360	128,350	11,093	117,257
2.680(b)	12M SOFR(b)	07/28/32	660	16,255	(3,298)	19,553
3.750(b)	12M SOFR(b)	03/15/33	2,280	(41,397)	(79,838)	38,441
3.000(b)	6M EURO(c)	03/15/33	EUR 1,160	22,849	(43,386)	66,235
12M SOFR(b)	2.730(b)	06/04/33	$7,210	(72,454)	(6,124)	(66,330)
12M SOFR(b)	2.910(b)	07/28/37	1,530	(28,304)	2,726	(31,030)
12M SOFR(b)	2.720(b)	08/11/37	12,700	(313,238)	(313,205)	(33)
2.080(b)	12M SOFR(b)	07/28/47	1,080	13,522	(687)	14,209
2.170(b)	12M SOFR(b)	08/11/52	6,140	251,502	228,017	23,485

TOTAL				$(80,129)	$(191,040)	$110,911

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2022.
(b)	Payments made annually.
(c)	Payments made semi-annually.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.986%	06/20/26	$2,375	$1,822	$30,562	$(28,740)
CDX.NA.IG Index 34	1.000	0.724	06/20/25	159,525	1,077,070	1,333,400	(256,330)
CDX.NA.IG Index 36	1.000	0.613	06/20/26	79,550	1,011,593	1,272,019	(260,426)
General Electric Co. 2.700%, 10/09/22	1.000	0.801	06/20/26	3,550	23,754	35,466	(11,712)
Nordstrom, Inc., 6.950%, 03/15/22	1.000	3.052	12/20/24	1,125	(42,139)	(14,417)	(27,722)
Nordstrom, Inc., 6.950%, 03/15/22	1.000	2.660	06/20/24	1,825	(41,954)	(2,598)	(39,356)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.785	06/20/27	1,175	10,619	3,869	6,750
Republic of Chile, 12/20/27	1.000	1.070	12/20/27	660	(1,841)	(12,216)	10,375
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.018	12/20/27	1,990	(960)	(16,241)	15,281
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.100	06/20/27	840	(3,139)	(6,777)	3,638
Republic of Peru, 8.750%, 11/21/33	1.000	1.195	12/20/27	1,140	(9,468)	(7,560)	(1,908)
The Boeing Co., 8.750%, 08/15/21	1.000	0.991	06/20/24	1,750	800	11,149	(10,349)
United Mexican States, 4.150%, 03/28/27	1.000	1.299	12/20/27	2,000	(25,694)	(56,395)	30,701

TOTAL					$2,000,463	$2,570,261	$(569,798)

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	2,300,000	$2,300,000	$13,197	$77,050	$(63,853)
1Y IRS	Deutsche Bank AG (London)	2.700	04/28/2023	2,070,000	2,070,000	8,938	76,867	(67,929)

				4,370,000	$4,370,000	$22,135	$153,917	$(131,782)

Puts
1Y IRS	Deutsche Bank AG (London)	3.000	05/05/2023	2,050,000	2,050,000	104,383	71,717	32,666
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	2,310,000	2,310,000	131,306	89,928	41,378

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

1Y IRS	JPMorgan Securities, Inc.	2.800%	08/23/2023	2,310,000	$2,310,000	$152,341	$83,401	$68,939
				6,670,000	$6,670,000	$388,030	$245,046	$142,983

Total purchased option contracts				11,040,000	$11,040,000	$410,165	$398,963	$11,201

Written option contracts
Calls
1Y IRS	BofA Securities LLC	2.944	12/15/2023	(1,430,000)	(1,430,000)	(33,771)	(53,268)	19,497
1Y IRS	Citibank NA	1.750	07/28/2023	(2,300,000)	(2,300,000)	(3,831)	(28,750)	24,919
1Y IRS	Citibank NA	2.075	07/28/2023	(2,300,000)	(2,300,000)	(7,202)	(48,300)	41,099
1Y IRS	Citibank NA	2.977	12/13/2023	(1,430,000)	(1,430,000)	(34,917)	(57,271)	22,354
1Y IRS	Citibank NA	3.007	12/13/2023	(1,430,000)	(1,430,000)	(36,229)	(57,164)	20,936
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(2,070,000)	(2,070,000)	(1,413)	(29,283)	27,870
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(2,070,000)	(2,070,000)	(3,672)	(47,585)	43,912
1Y IRS	JPMorgan Securities, Inc.	3.020	12/14/2023	(1,430,000)	(1,430,000)	(36,962)	(55,555)	18,594

				(14,460,000)	$(14,460,000)	$(157,997)	$(377,176)	$219,181

Puts
1Y IRS	BofA Securities LLC	2.944	12/15/2023	(1,430,000)	(1,430,000)	(85,632)	(53,268)	(32,364)
1Y IRS	Citibank NA	2.977	12/13/2023	(1,430,000)	(1,430,000)	(83,178)	(57,271)	(25,907)
1Y IRS	Citibank NA	3.007	12/13/2023	(1,430,000)	(1,430,000)	(81,030)	(57,164)	(23,865)
1Y IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(2,050,000)	(2,050,000)	(26,785)	(26,345)	(441)
1Y IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(2,050,000)	(2,050,000)	(56,378)	(45,372)	(11,007)
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(2,310,000)	(2,310,000)	(82,218)	(55,117)	(27,101)
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(2,310,000)	(2,310,000)	(48,683)	(34,811)	(13,872)
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(2,310,000)	(2,310,000)	(60,026)	(31,910)	(28,116)
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(2,310,000)	(2,310,000)	(98,791)	(51,491)	(47,300)
1Y IRS	JPMorgan Securities, Inc.	3.020	12/14/2023	(1,430,000)	(1,430,000)	(80,125)	(55,555)	(24,570)

				(19,060,000)	$(19,060,000)	$(702,846)	$(468,304)	$(234,543)

Total written option contracts				(33,520,000)	$(33,520,000)	$(860,843)	$(845,480)	$(15,362)

TOTAL				(22,480,000)	$(22,480,000)	$(450,678)	$(446,517)	$(4,161)

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
GO	— General Obligation
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
CDX.NA.IG Ind 34	— CDX North America Investment Grade Index 34
CDX.NA.IG Ind 36	— CDX North America Investment Grade Index 36
EURO	— Euro Offered Rate
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 74.7%
Benin(a) – 0.2%
Benin Government International Bond (B+/B1)
EUR	120,000	4.950%		01/22/35	$ 93,033

Brazil – 11.3%
Brazil Letras do Tesouro Nacional (NR/NR)(b)
BRL	3,373,000	0.000		07/01/23	599,396
	15,346,000	0.000		01/01/24	2,565,781
Brazil Notas do Tesouro Nacional (NR/NR)
	1,591,000	10.000		01/01/31	262,891
Brazil Notas do Tesouro Nacional (BB-/NR)
	2,518,000	10.000		01/01/29	426,371
Brazil Notas do Tesouro Nacional (BB-/Ba2)
	11,610,000	10.000		01/01/25	2,103,038
	3,182,000	10.000		01/01/27	556,424

					6,513,901

Chile – 2.7%
Bonos de la Tesoreria de la Republica en pesos (NR/NR)
CLP	365,000,000	7.000		05/01/34	498,101
Bonos de la Tesoreria de la Republica en pesos (NR/WR)
	702,219,600	1.500		03/01/26	809,089
	15,000,000	4.500		03/01/26	16,897
	5,000,000	6.000		01/01/43	6,502
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
	105,000,000	5.000		03/01/35	122,375
Republic of Chile (A/A2)
	$200,000	3.250	(c)	09/21/71	123,100

					1,576,064

Colombia – 3.4%
Republic of Colombia (NR/NR)
COP	2,188,100,000	5.750		11/03/27	340,197
	1,359,500,000	7.000		03/26/31	198,063
	4,368,300,000	9.250		05/28/42	648,992
Republic of Colombia (NR/Baa2)
	1,851,000,000	4.375	(c)	03/21/23	374,230
Republic of Colombia (BBB-/Baa2)
	2,120,500,000	7.500		08/26/26	372,607

					1,934,089

Czech Republic – 5.3%
Czech Republic Government Bond (NR/NR)
CZK	12,550,000	1.250		02/14/25	508,724
	11,600,000	2.400		09/17/25	474,866
	15,940,000	0.250		02/10/27	576,806
	5,250,000	2.750		07/23/29	202,288
	15,380,000	0.050		11/29/29	483,820
	22,280,000	1.750		06/23/32	745,830
	2,600,000	1.500		04/24/40	68,436

					3,060,770

Dominican Republic(a) – 0.1%
Dominican Republic (NR/NR)
DOP	2,770,000	8.000		01/15/27	40,083
	1,490,000	8.000		02/12/27	21,495

					61,578

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Hungary – 3.2%
Hungary Government Bond (NR/NR)
HUF	103,850,000	2.750%		12/22/26	$ 207,814
	240,010,000	4.750		11/24/32	467,308
Hungary Government Bond (NR/Baa2)
	144,150,000	1.000		11/26/25	295,633
	115,950,000	3.000		08/21/30	209,189
Hungary Government Bond (BBB/NR)
	15,500,000	3.000		06/26/24	36,643
	30,510,000	3.000		10/27/27	59,332
	35,550,000	6.750		10/22/28	82,431
Hungary Government Bond (BBB/Baa2)
	204,150,000	2.500		10/24/24	465,455

					1,823,805

Indonesia – 8.0%
Indonesia Treasury Bond (NR/NR)
IDR	4,944,000,000	8.250		05/15/29	340,451
	1,914,000,000	6.500		02/15/31	119,690
	10,127,000,000	6.375		04/15/32	624,501
	26,758,000,000	7.500		06/15/35	1,764,387
	1,186,000,000	6.375		07/15/37	72,451
	2,196,000,000	7.500		04/15/40	144,378
Indonesia Treasury Bond (NR/Baa2)
	23,000,000,000	7.000		05/15/27	1,508,463

					4,574,321

Israel(b) – 1.0%
Bank of Israel Bill - Makam (NR/NR)
ILS	2,000,000	0.000		02/08/23	566,243

Ivory Coast – 0.3%
Republic of Ivory Coast (BB-/Ba3)
EUR	160,000	5.250		03/22/30	144,275

Mexico – 5.2%
United Mexican States (BBB+/Baa2)
MXN	2,329,700	8.500		05/31/29	116,098
	16,323,500	7.750		05/29/31	774,201
	4,826,400	10.000		11/20/36	265,326
	22,969,000	8.500		11/18/38	1,116,645
	15,705,700	7.750		11/13/42	704,099

					2,976,369

Peru – 3.7%
Republic of Peru (BBB/Baa1)
	$20,000	3.230	(c)(d)	07/28/21	11,660
Republic of Peru (BBB+/Baa1)
PEN	4,030,000	5.940		02/12/29	972,108
	1,370,000	6.150		08/12/32	317,161
	995,000	5.400		08/12/34	209,651
	2,503,000	6.900		08/12/37	590,702
	40,000	5.350		08/12/40	7,846

					2,109,128

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Poland – 6.5%
Republic of Poland (NR/NR)
PLN	5,670,000	0.750%		04/25/25	$ 1,132,098
Republic of Poland (NR/A2)
PLN	2,185,000	1.750		04/25/32	327,484
Republic of Poland (A/NR)
	2,070,000	2.750		10/25/29	371,356
Republic of Poland (A/A2)
	1,850,000	0.250		10/25/26	330,444
	5,780,000	2.500		07/25/27	1,099,141
	950,000	2.750		04/25/28	178,166
	2,075,000	1.250		10/25/30	318,173

					3,756,862

Romania – 4.9%
Republic of Romania (BBB-/Baa3)
EUR	70,000	2.000	(a)	04/14/33	47,853
Romania Government Bond (NR/NR)
RON	1,900,000	4.400		09/25/23	404,448
	1,175,000	4.500		06/17/24	246,408
	3,400,000	4.750		02/24/25	704,331
	1,600,000	5.800		07/26/27	321,393
	2,650,000	5.000		02/12/29	496,662
	600,000	3.650		09/24/31	97,180
	2,200,000	6.700		02/25/32	432,208
	625,000	4.250		04/28/36	90,516

					2,840,999

Russia – 1.0%
Russian Federation Bond (NR/NR)
RUB	21,300,000	6.500		02/28/24	77,980
	41,225,000	4.500		07/16/25	150,925
	1,750,000	7.950		10/07/26	6,407
	155,000	6.000		10/06/27	567
	24,205,000	6.700		03/14/29	88,615
	23,220,000	7.250		05/10/34	85,009
	27,620,000	7.700		03/16/39	101,117
Russian Federation Bond (NR/WR)
	23,825,000	7.050		01/19/28	87,224

					597,844

South Africa – 9.9%
Republic of South Africa (BB/Ba2)
ZAR	19,515,000	10.500		12/21/26	1,214,028
	13,250,000	8.000		01/31/30	695,187
	7,710,000	7.000		02/28/31	366,352
	13,375,000	8.875		02/28/35	663,490
	41,560,000	8.500		01/31/37	1,940,233
	9,384,300	8.750		01/31/44	429,767
	8,355,000	8.750		02/28/48	384,381

					5,693,438

Thailand – 7.9%
Thailand Government Bond (NR/NR)
THB	30,230,000	1.000		06/17/27	837,291
	10,720,000	2.875		12/17/28	321,993
	24,200,000	1.585		12/17/35	595,325
	39,980,000	3.300		06/17/38	1,155,751
	2,080,000	3.450		06/17/43	60,562
	1,220,000	3.600		06/17/67	30,049

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Thailand (continued)
Thailand Government Bond (NR/Baa1)
THB	18,205,267	1.250%		03/12/28	$ 509,881
	31,370,000	3.775		06/25/32	994,608

					4,505,460

Ukraine(a) – 0.0%
Ukraine Government Bond (CCC+/NR)
EUR	100,000	4.375		01/27/32	18,867

Uruguay – 0.1%
Republic of Uruguay (BBB/NR)
UYU	1,190,214	3.875		07/02/40	30,450

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $47,272,720)					$42,877,496

Structured Notes – 2.3%
United States – 2.3%
Republic of Columbia (Issuer Citibank NA) (NR/NR)
COP	4,226,000,000	11.000%		07/25/24	$ 848,615
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
IDR	7,753,000,000	6.500	(a)	02/15/31	484,827

					1,333,442

Corporate Obligations – 2.1%
Burundi – 0.9%
The African Export-Import Bank (NR/Baa1)
	$200,000	3.798	%(a)(c)	05/17/31	$165,010
The Eastern & Southern African Trade & Development Bank (NR/Baa3)
	390,000	4.875		05/23/24	373,819

					538,829

Colombia(c) – 0.0%
Ecopetrol SA (BB+/Baa3)
	30,000	4.625		11/02/31	22,875

Israel(a)(c) –0.1%
Leviathan Bond Ltd. (BB-/Ba3)
	50,000	5.750		06/30/23	49,650

Mexico – 0.4%
Mexico City Airport Trust (BBB/Baa3)
	200,000	5.500	(c)	07/31/47	154,000
Petroleos Mexicanos (BBB/B1)
	60,000	6.500		03/13/27	54,525

					208,525

Thailand(a)(c) – 0.3%
GC Treasury Center Co. Ltd. (BBB/Baa2)
	200,000	2.980		03/18/31	160,537

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Venezuela(e)(f) –0.4%
Petroleos de Venezuela SA (NR/NR)
$9,280,000	6.000%	10/28/22	$ 222,720

TOTAL CORPORATE OBLIGATIONS (Cost $4,197,832)			$ 1,203,136

U.S. Treasury Obligations – 0.2%
United States Treasury Bonds
$120,000	3.250%	05/15/42	$ 105,338
(Cost $117,120)

Shares	Dividend Rate	Value

Investment Company(g) – 12.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,280,414	4.159%	$ 7,280,414
(Cost $7,280,414)

TOTA L I NVESTMENTS – 92.0% (Cost $61,980,614)		$52,799,826

OTHER ASSETS IN EXCESS OF LIABILITIES – 8.0%		4,589,857

NET ASSETS – 100.0%		$57,389,683

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Actual maturity date is April 03, 2120.

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(f)	Security is currently in default and/or non-income producing.

(g)	Represents an Affiliated Issuer.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued_

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	934,200	NZD	993,757	01/25/23	$5,566
	AUD	147,463	NZD	157,894	03/15/23	380
	AUD	542,360	USD	364,603	01/17/23	4,933
	AUD	288,103	USD	196,221	03/15/23	533
	CAD	198,798	USD	145,981	03/15/23	929
	CHF	225,141	EUR	228,000	03/15/23	165
	CLP	217,762,455	USD	250,168	01/03/23	6,475
	CLP	300,550,364	USD	314,316	01/10/23	39,657
	CNH	43,109,802	USD	6,236,419	03/15/23	29,245
	COP	2,331,481,876	USD	461,258	01/23/23	17,480
	CZK	5,609,700	EUR	230,347	01/25/23	806
	CZK	6,520,753	USD	282,151	03/15/23	5,220
	EUR	329,146	CHF	323,923	01/25/23	1,629
	EUR	93,200	CHF	91,903	03/15/23	72
	EUR	115,077	GBP	99,701	03/15/23	3,065
	EUR	116,398	NZD	194,132	03/15/23	1,892
	EUR	372,128	SEK	4,103,666	01/25/23	5,196
	EUR	178,807	SEK	1,973,183	03/15/23	2,485
	EUR	37,863	USD	39,555	01/06/23	993
	EUR	1,319,024	USD	1,406,175	01/17/23	7,509
	EUR	529,086	USD	566,809	03/15/23	2,494
	GBP	103,214	USD	123,768	01/03/23	1,022
	GBP	100,464	USD	121,355	03/15/23	328
	HUF	15,875,687	USD	39,015	03/16/23	2,629
	IDR	8,759,503,117	USD	561,687	03/16/23	3,624
	JPY	15,230,816	USD	115,733	03/15/23	1,509
	MXN	6,722,655	USD	334,474	03/15/23	5,782
	MXN	52,622,919	USD	2,543,185	09/20/23	28,543
	NOK	1,892,051	USD	190,498	03/15/23	3,267
	NZD	191,087	USD	119,994	01/25/23	1,375
	NZD	170,002	USD	107,151	03/15/23	870
	PEN	177,456	USD	46,115	02/28/23	348
	PHP	4,485,980	USD	77,643	02/22/23	2,837
	PLN	3,598,120	USD	763,795	06/21/23	45,084
	PLN	2,616,565	USD	550,291	09/20/23	33,221
	SGD	345,942	USD	256,468	01/25/23	1,940
	SGD	286,886	USD	212,751	03/15/23	1,701
	TWD	5,293,561	USD	172,003	01/03/23	346
	USD	4,082,539	BRL	21,305,030	01/04/23	50,859
	USD	3,666,690	BRL	19,095,451	02/02/23	73,445
	USD	445,929	EUR	413,986	01/17/23	2,234
	USD	123,900	EUR	115,077	03/15/23	76
	USD	173,446	GBP	141,445	01/03/23	2,433
	USD	621,150	GBP	505,981	03/15/23	8,297
	USD	181,995	HKD	1,416,340	03/15/23	285
	USD	587,871	ILS	1,989,360	02/08/23	20,891
	USD	214,047	ILS	730,697	03/15/23	5,295
	USD	201,703	NZD	316,127	03/15/23	831
	USD	161,720	SEK	1,671,433	03/15/23	848
	USD	121,722	TRY	2,000,481	01/18/23	16,307
	USD	221,611	TRY	3,656,123	01/24/23	29,946
	USD	312,521	TRY	5,656,603	02/08/23	19,127
	USD	123,317	TWD	3,775,356	01/03/23	398
	ZAR	19,516,670	USD	1,131,153	03/15/23	10,124
MS & Co. Int. PLC	MYR	27,629,202	USD	5,919,486	01/11/23	395,854

TOTAL						$908,400

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	USD	289,291	MYR	1,368,000	01/11/23	$(23,399)
JPMorgan Securities, Inc.	AUD	108,000	NZD	115,923	01/25/23	(15)
	BRL	42,003,353	USD	8,078,465	01/04/23	(129,918)
	CHF	566,405	EUR	575,850	01/25/23	(3,182)
	CHF	111,698	USD	121,905	03/15/23	(108)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	COP	235,784,068	USD	48,655	01/23/23	$(240)
	EUR	228,000	CHF	225,599	01/25/23	(192)
	EUR	230,928	CZK	5,609,700	01/25/23	(181)
	EUR	116,169	NZD	196,859	03/15/23	(87)
	GBP	14,201	USD	17,341	01/03/23	(172)
	GBP	99,428	USD	122,304	03/15/23	(1,877)
	ILS	167,617	USD	48,783	03/15/23	(896)
	INR	10,248,954	USD	124,012	02/16/23	(460)
	NZD	836,910	AUD	786,332	01/25/23	(4,399)
	NZD	285,227	AUD	267,277	03/15/23	(1,296)
	NZD	191,593	EUR	114,332	03/15/23	(1,282)
	SEK	4,103,667	EUR	373,714	01/25/23	(6,897)
	SEK	1,250,084	EUR	114,971	03/15/23	(3,394)
	THB	49,339,241	USD	1,446,720	03/15/23	(11,606)
	TRY	2,000,481	USD	116,246	01/18/23	(10,831)
	TRY	3,656,122	USD	205,446	01/24/23	(13,782)
	TRY	5,656,603	USD	295,693	02/08/23	(2,299)
	TRY	6,793,552	USD	348,468	03/15/23	(5,322)
	TWD	5,293,562	USD	173,343	01/03/23	(994)
	TWD	1,518,205	USD	50,114	03/27/23	(245)
	USD	264,965	AUD	392,699	01/17/23	(2,602)
	USD	159,912	AUD	239,124	03/14/23	(3,386)
	USD	3,853,997	BRL	20,698,323	01/04/23	(62,870)
	USD	76,321	CAD	103,804	03/15/23	(389)
	USD	18,232	CHF	16,857	03/15/23	(149)
	USD	246,297	CLP	217,762,455	01/03/23	(10,346)
	USD	494,185	CLP	479,379,329	01/10/23	(70,404)
	USD	196,173	CNH	1,363,615	03/15/23	(2,018)
	USD	1,313,807	COP	6,563,443,740	01/23/23	(33,908)
	USD	872,133	EUR	817,143	01/17/23	(3,653)
	USD	343,684	EUR	322,316	03/15/23	(3,132)
	USD	100,170	GBP	83,535	01/03/23	(828)
	USD	127,920	GBP	106,074	03/15/23	(559)
	USD	26,692	HUF	10,880,896	03/16/23	(1,850)
	USD	98,724	KRW	127,580,589	03/16/23	(2,775)
	USD	117,184	MXN	2,344,013	03/06/23	(1,650)
	USD	71,914	NOK	704,340	03/15/23	(217)
	USD	818,261	PEN	3,168,874	02/28/23	(11,440)
	USD	896,461	PLN	4,025,650	03/15/23	(16,478)
	USD	882,109	RON	4,144,628	03/15/23	(11,473)
	USD	256,905	SGD	345,942	01/25/23	(1,504)
	USD	221,404	TWD	6,811,767	01/03/23	(376)
	USD	1,205,985	ZAR	21,085,425	03/15/23	(27,027)

TOTAL						$(492,108)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	22	03/22/23	$2,602,188	$(29,242)
5 Year U.S. Treasury Notes	2	03/31/23	215,859	(331)

Total				$(29,573)

Short position contracts:
10 Year U.S. Treasury Notes	(7)	03/22/23	(786,078)	(1,139)
2 Year U.S. Treasury Notes	(1)	03/31/23	(205,078)	1,115
20 Year U.S. Treasury Bonds	(22)	03/22/23	(2,757,562)	35,648
Ultra Long U.S. Treasury Bonds	(1)	03/22/23	(134,313)	(467)

Total				$35,157

TOTAL FUTURES CONTRACTS				$5,584

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund(a)	Counterparty	Termination Date		Notional Amount (000s)	Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	4.000	BofA Securities LLC Chicago Mercantile	06/15/32	MYR	900	$192	$(1,437)	$1,629
3M KLIBOR	3.000	Exchange	12/15/31		3,400	(61,302)	(4,042)	(57,260)
3M KLIBOR	2.131	Citibank NA	02/02/26		2,240	(23,365)	—	(23,365)
3M KLIBOR	3.250	Citibank NA	12/15/31		1,460	(19,540)	(4,652)	(14,888)
3M KLIBOR	3.735	Citibank NA	07/14/32		620	(2,929)	—	(2,929)
3M KLIBOR	3.750	Citibank NA	12/21/32		7,020	(38,146)	(21,933)	(16,213)
3M KLIBOR	3.750	Citibank NA	12/21/32		1,360	(7,390)	(19,025)	11,635
3M KLIBOR	3.750	JPMorgan Securities,Inc.	12/21/32		810	(4,402)	(1,782)	(2,620)
3M KLIBOR	3.750	JPMorgan Securities, Inc.	12/21/32		640	(3,478)	(10,047)	6,569
3M KLIBOR	3.605	MS & Co. Int. PLC	03/06/24		1,650	(370)	—	(370)
3M KLIBOR	3.330	MS & Co. Int. PLC	05/31/24		2,610	(2,843)	—	(2,843)
3M KLIBOR	2.000	MS & Co. Int. PLC	06/16/26		1,030	(13,258)	(6,270)	(6,988)
3M KLIBOR	3.680	MS & Co. Int. PLC	07/12/32		610	(3,552)	—	(3,552)

TOTA L						$(180,383)	$(69,188)	$(111,195)

(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	10.565%(a)	01/02/23	BRL	550	$(1,270)	$—	$(1,270)
1M BID Average(a)	12.400(a)	01/02/23		3,070	3,504	13	3,491
1M BID Average(b)	7.200(b)	01/02/23		7,850	(67,145)	(1)	(67,144)
5.800%(a)	1M BID Avg(a)	01/02/23		8,000	83,584	(216)	83,800

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	12.300%(a)	01/02/24	BRL	3,530		$(2,876)	$(11,244)	$8,368
1M BID Average(a)	12.795(a)	01/02/24		7,110		(8,673)	(1,336)	(7,337)
1M BID Average(a)	13.950(a)	01/02/24		13,910		11,701	(22,667)	34,368
12.185%(a)	1M BID Average(a)	01/02/24		1,050		1,599	—	1,599
11.905(a)	1M BID Average(a)	01/02/24		775		1,937	—	1,937
1M BID Average(a)	11.488(a)	01/02/25		4,180		(15,838)	(587)	(15,251)
13.300(a)	1M BID Average(a)	01/02/25		6,360		(11,173)	(49)	(11,124)
Mexico Interbank TIIE 28 Days(a)	9.250(a)	03/12/25	MXN	8,420	(c)	(2,491)	332	(2,823)
3M TELBOR(d)	3.50(e)	03/15/25	ILS	5,500	(c)	9,720	(909)	10,629
10.500(d)	3M CPIBR(d)	03/15/25	COP	7,433,275	(c)	11,647	3,889	7,758
8.250(d)	3M JIBAR(d)	03/15/25	ZAR	20,775	(c)	(8,634)	(6,696)	(1,938)
3.000(e)	6M EURO(f)	03/15/25	EUR	290	(c)	2,948	1,428	1,520
4.500(d)	3M KWCDC(d)	03/17/25	KRW	1,020,410	(c)	(11,705)	(9,503)	(2,202)
11.230(a)	1M BID Average(a)	01/04/27	BRL	930		5,814	6,651	(837)
8.495(a)	1M BID Avg(a)	01/04/27		4,955		105,107	(28,577)	133,684
Mexico Interbank TIIE 28 Days(a)	8.700(a)	12/15/27	MXN	24,825		(6,947)	(22,691)	15,744
3M THOR	2.250	12/21/27	THB	5,150		264	32	232
3M CNRR(d)	2.500(d)	03/15/28	CNY	55,250	(c)	(121,095)	(101,829)	(19,266)
6M EURO(f)	3.000(e)	03/15/28	EUR	140	(c)	(1,892)	2,803	(4,695)
3M KWCDC(d)	4.500(d)	03/15/28	KRW	3,034,810	(c)	103,570	117,500	(13,930)
7.000(f)	6M NSERO(f)	03/15/28	INR	97,900	(c)	(27,286)	(35,202)	7,916
3.000(e)	6M EURO(f)	03/15/30	EUR	110	(c)	1,608	(3,269)	4,877
Mexico Interbank TIIE 28 Days(a)	8.250(a)	03/02/33	MXN	26,150	(c)	(36,218)	(3,491)	(32,727)
3.750(e)	12M SOFR(e)	03/15/33	$	730	(c)	(13,255)	(29,258)	16,003
3M TELBOR(d)	3.250(e)	03/15/33	ILS	2,825	(c)	25,493	(91)	25,584
9.500(d)	3M CPIBR(d)	03/15/33	COP	489,310	(c)	1,293	507	786
6M PRIBO(f)	4.000(e)	03/15/33	CZK	11,300	(c)	(27,139)	(4,448)	(22,691)
3M KWCDC(d)	4.250(d)	03/15/33	KRW	944,240	(c)	49,679	52,472	(2,793)
6M WIBOR(f)	5.500(e)	03/15/33	PLN	5,375	(c)	(55,794)	(6,436)	(49,358)
4.250(f)	6M CLICP(f)	03/15/33	CLP	1,096,675	(c)	95,974	81,989	13,985
3.000(e)	6M EURO(f)	03/15/33	EUR	360	(c)	7,091	(13,465)	20,556
3M JIBAR(d)	9.500(d)	03/15/33	ZAR	11 550	(c)	11,243	8,235	3,008
3.000(e)	6M EURO(f)	03/15/38	EUR	120	(c)	2,158	(6,774)	8,932

TOTA L						$116,503	$(32,888)	$149,391

(a)	Payments made at monthly.
(b)	Payments made at maturity.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2022.
(d)	Payments made quarterly.
(e)	Payments made annually.
(f)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Republic of Chile	1.000%	1.070%	12/20/27	$200	$(558)	$(3,702)	$3,144
Republic of Indonesia	1.000	1.018	12/20/27	170	(82)	(1,386)	1,304

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Republic of Peru	1.000%	1.195%	12/20/27	$130	$(1,080)	$(862)	$(218)
Republic of Peru	1.000	1.100	06/20/27	80	(297)	(1,842)	1,545
United Mexican States	1.000	1.299	12/20/27	220	(2,826)	(6,203)	3,377

TOTAL					$(4,843)	$(13,995)	$9,152

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Put AUD/Call USD	Deutsche Bank AG	0.664%	01/13/2023	2,869,000	$2,869,000	$5,145	$15,262	$(10,117)
Put EUR/Call USD	HSBC Bank PLC	1.044	01/13/2023	925,000	925,000	967	5,618	(4,651)

Total purchased option contracts				3,794,000	$3,794,000	$6,112	$20,880	$(14,768)

Written option contracts
Calls
Call AUD/Put NZD	HSBC Bank PLC	1.053	01/18/2023	(362,000)	(362,000)	(5,246)	(1,926)	(3,320)
Call EUR/Put CHF	UBS AG (London)	0.987	01/18/2023	(228,000)	(228,000)	(1,450)	(1,664)	214

Total Calls				(590,000)	$(590,000)	$(6,696)	$(3,590)	$(3,106)

Puts
Put AUD/Call USD	Deutsche Bank AG	0.678	01/13/2023	(1,434,000)	(1,434,000)	(7,913)	(15,257)	7,344
Put AUD/Call NZD	HSBC Bank PLC	1.053	01/18/2023	(362,000)	(362,000)	(229)	(1,926)	1,697
Put EUR/Call CHF	UBS AG (London)	0.987	01/18/2023	(228,000)	(228,000)	(1,074)	(1,636)	562

Total Puts				(2,024,000)	$(2,024,000)	$(9,216)	$(18,819)	$9,603

Total written option contracts				(2,614,000)	$(2,614,000)	$(15,912)	$(22,409)	$6,497

TOTAL				1,180,000	$1,180,000	$(9,800)	$(1,529)	$(8,271)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
DOP	— Dominican Republic Peso
EUR	— Euro
GBP	— British Pound
HKD	— HongKongDollar
HUF	— Hungarian Forint
IDR	—Indonesia Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romania New Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguay Peso
ZAR	— South African Rand

Investment Abbreviations:
NR	— Not Rated
WR	— Withdrawn Rating

Abbreviations:
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
CLICP	— Sinacofi Chile Interbank Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Funding Rate
TELBOR	— Tel Aviv Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS U. S. MORTGAGES FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 128.9%
FNMA Collateral – 2.6%
UMBS, 30 Year, Single Family – 2.6%
UMBS, 30 Year, Single Family
$1,000,000	4.500%		TBA-30yr	$963,906
UMBS, 30 Year, Single Family
5,000,000	5.000		01/12/53	4,930,471

				5,894,377

Collateralized Mortgage Obligations – 5.0%
Interest Only – 1.0%
FHLMC REMIC Series 3852, Class SW (-1X 1M USD LIBOR + 6.000%)
$122,496	1.682	%(a)	05/15/41	$10,433
FHLMC REMIC Series 4314, Class SE (-1X 1M USD LIBOR + 6.050%)
115,797	1.732	(a)	03/15/44	11,106
FHLMC REMIC Series 4456, Class IO
64,965	4.500		10/15/44	12,973
FHLMC REMIC Series 4468, Class SY (-1X 1M USD LIBOR + 6.100%)
113,346	1.782	(a)	05/15/45	12,086
FHLMC REMIC Series 4583, Class ST (-1X 1M USD LIBOR + 6.000%)
505,333	1.682	(a)	05/15/46	52,489
FHLMC REMIC Series 4998, Class GI
576,384	4.000		08/25/50	113,259
FHLMC REMIC Series 5012, Class DI
178,203	4.000		09/25/50	35,137
FNMA REMIC Series 2007-36, Class SN (-1X 1M USD LIBOR + 6.770%)
185,531	2.381	(a)	04/25/37	17,909
FNMA REMIC Series 2008-17, Class SI (-1X 1M USD LIBOR + 6.300%)
240,191	1.911	(a)	03/25/38	19,092
FNMA REMIC Series 2011-124, Class SC (-1X 1M USD LIBOR + 6.550%)
94,898	2.161	(a)	12/25/41	10,093
FNMA REMIC Series 2012-88, Class SB (-1X 1M USD LIBOR + 6.670%)
114,830	2.281	(a)	07/25/42	11,046
FNMA REMIC Series 2017-104, Class SB (-1X 1M USD LIBOR + 6.150%)
345,063	1.761	(a)	01/25/48	37,435
FNMA REMIC Series 2018-8, Class SA (-1X 1M USD LIBOR + 6.150%)
268,251	1.761	(a)	02/25/48	27,375
FNMA REMIC Series 2020-38, Class TI
462,684	4.000		06/25/50	90,714
FNMA REMIC Series 2020-60, Class NI
165,498	4.000		09/25/50	32,631
GNMA REMIC Series 2010-20, Class SE (-1X 1M USD LIBOR + 6.250%)
186,341	1.897	(a)	02/20/40	18,341
GNMA REMIC Series 2013-124, Class CS (-1X 1M USD LIBOR + 6.050%)
623,032	1.697	(a)	08/20/43	64,318
GNMA REMIC Series 2014-11, Class KI
34,823	4.500		12/20/42	1,734

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
GNMA REMIC Series 2014-132, Class SL (-1X 1M USD LIBOR + 6.100%)
$171,877	1.747	%(a)	10/20/43	$8,511
GNMA REMIC Series 2015-111, Class IM
333,047	4.000		08/20/45	50,362
GNMA REMIC Series 2015-111, Class SM (-1X 1M USD LIBOR + 6.200%)
127,342	1.847	(a)	08/20/45	13,242
GNMA REMIC Series 2015-119, Class SN (-1X 1M USD LIBOR + 6.250%)
255,336	1.897	(a)	08/20/45	26,404
GNMA REMIC Series 2015-129, Class IC
234,876	4.500		09/16/45	43,108
GNMA REMIC Series 2015-72, Class JI
10,697	3.500		05/20/45	1,117
GNMA REMIC Series 2015-83, Class PI
23,479	3.500		06/20/45	3,232
GNMA REMIC Series 2015-90, Class PI
11,960	3.500		04/20/45	1,062
GNMA REMIC Series 2016-1, Class ST (-1X 1M USD LIBOR + 6.200%)
119,665	1.847	(a)	01/20/46	11,813
GNMA REMIC Series 2016-138, Class DI
79,221	4.000		10/20/46	14,036
GNMA REMIC Series 2016-27, Class IA
198,011	4.000		06/20/45	24,668
GNMA REMIC Series 2017-112, Class SJ (-1X 1M USD LIBOR + 5.660%)
362,842	1.307	(a)	07/20/47	30,787
GNMA REMIC Series 2018-124, Class SN (-1X 1M USD LIBOR + 6.200%)
692,208	1.847	(a)	09/20/48	71,427
GNMA REMIC Series 2018-139, Class SQ (-1X 1M USD LIBOR + 6.150%)
301,586	1.797	(a)	10/20/48	28,498
GNMA REMIC Series 2018-67, Class PS (-1X 1M USD LIBOR + 6.200%)
503,835	1.847	(a)	05/20/48	49,572
GNMA REMIC Series 2018-7, Class DS (-1X 1M USD LIBOR + 5.700%)
428,129	1.347	(a)	01/20/48	37,740
GNMA REMIC Series 2019-1, Class SN (-1X 1M USD LIBOR + 6.050%)
271,008	1.697	(a)	01/20/49	25,335
GNMA REMIC Series 2019-110, Class SD (-1X 1M USD LIBOR + 6.100%)
502,076	1.747	(a)	09/20/49	45,324
GNMA REMIC Series 2019-110, Class SE (-1X 1M USD LIBOR + 6.100%)
517,276	1.747	(a)	09/20/49	51,041
GNMA REMIC Series 2019-151, Class NI
1,392,402	3.500		10/20/49	209,717
GNMA REMIC Series 2019-153, Class EI
1,202,089	4.000		12/20/49	220,227
GNMA REMIC Series 2019-20, Class SF (-1X 1M USD LIBOR + 3.790%)
452,053	0.301	(a)	02/20/49	11,545

GOLDMAN SACHS U . S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
GNMA REMIC Series 2019-6, Class SA (-1X 1M USD LIBOR + 6.050%)
$176,213	1.697	%(a)	01/20/49	$17,000
GNMA REMIC Series 2019-78, Class SE (-1X 1M USD LIBOR + 6.100%)
178,075	1.747	(a)	06/20/49	16,156
GNMA REMIC Series 2020-146, Class IM
1,222,267	2.500		10/20/50	160,338
GNMA REMIC Series 2020-146, Class KI
1,640,060	2.500		10/20/50	214,572
GNMA REMIC Series 2020-21, Class SA (-1X 1M USD LIBOR + 6.050%)
698,668	1.697	(a)	02/20/50	73,738
GNMA REMIC Series 2020-55, Class AS (-1X 1M USD LIBOR + 6.050%)
276,037	1.697	(a)	04/20/50	28,526
GNMA REMIC Series 2020-78, Class DI
716,024	4.000		06/20/50	131,462

				2,198,731

Regular Floater(a) –1.0%
FNMA REMIC Series 2017-96, Class FA (1M USD LIBOR + 0.400%)
1,113,371	4.789		12/25/57	1,078,273
GNMA REMIC Series 2017-182, Class FN (1M USD LIBOR + 0.300%)
1,291,453	4.626		12/16/47	1,257,954

				2,336,227

Sequential Fixed Rate – 1.4%
FHLMC REMIC Series 2042, Class N
12,673	6.500		03/15/28	12,899
FHLMC REMIC Series 4577, Class HM(b)
320,169	4.000	(c)	12/15/50	303,302
FNMA REMIC Series 2000-16, Class ZG
63,426	8.500		06/25/30	67,478
FNMA REMIC Series 2005-59, Class KZ
436,112	5.500		07/25/35	442,715
FNMA REMIC Series 2011-52, Class GB
194,196	5.000		06/25/41	195,647
FNMA REMIC Series 2011-99, Class DB
208,702	5.000		10/25/41	210,202
FNMA REMIC Series 2012-111, Class B
32,895	7.000		10/25/42	34,915
FNMA REMIC Series 2012-153, Class B
124,939	7.000		07/25/42	133,576
FNMA REMIC Series 2017-87, Class EA
1,913,676	3.000		04/25/44	1,736,918
OBX Trust Series 2022-NQM7, Class A1(b)
96,030	5.110	(c)(d)	08/25/62	94,738

				3,232,390

Sequential Floating Rate – 1.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
20,479	3.623		04/25/35	19,306

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Alternative Loan Trust Series 2005-38, Class A1 (12M MTA + 1.500%)
$41,620	3.548	%(a)	09/25/35	$36,495
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
90,335	3.882		07/25/35	82,174
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (SOFR30A + 1.650%)
142,000	5.578	(d)	12/25/41	133,864
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (SOFR30A + 1.550%)
162,000	5.478	(d)	10/25/41	157,870
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (SOFR30A + 1.900%)
111,797	5.828	(a)(d)	04/25/42	110,982
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (SOFR30A + 3.000%)
94,000	6.928	(a)(d)	04/25/42	90,951
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2 (SOFR30A + 2.800%)
79,203	6.728	(d)	10/25/50	79,585
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2 (SOFR30A + 1.650%)
97,331	5.578	(d)	01/25/34	95,826
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A (SOFR30A + 1.000%)
288,227	4.928	(d)	01/25/42	281,338
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1A (SOFR30A + 2.000%)
233,198	5.928	(d)	04/25/42	232,681
FHLMC STACR REMIC Trust Series 2022-HQA1, Class M1B (SOFR30A + 3.500%)
120,000	7.428	(d)	03/25/42	118,990
FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2 (1M USD LIBOR + 5.300%)
12,964	9.689	(a)	10/25/28	13,624
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
16,550	4.819		01/19/36	16,060
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
11,225	5.109		10/25/34	10,713
JPMorgan Mortgage Trust Series 2021-6, Class A3
430,180	2.500	(d)	10/25/51	346,665
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
580,470	2.520	(d)	05/25/52	475,065
JPMorgan Mortgage Trust Series 2022-LTV1,Class A2
810,829	3.520	(d)	07/25/52	662,642
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
97,771	3.787		10/25/34	87,250
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
85,375	3.750	(d)	05/28/52	78,215
OBX Trust Series 2022-NQM7, Class A1
103,056	1.841	(d)	10/25/66	86,387
Towd Point Mortgage Trust Series 2016-4, Class M1
100,000	3.250	(d)	07/25/56	93,259
Verus Securitization Trust Series 2021-8, Class A1
82,161	1.824	(d)	11/25/66	69,894

GOLDMAN SACHS U . S . MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Verus Securitization Trust Series 2022-INV1, Class A1(b)
$97,011	5.041	%(c)(d)	08/25/67	$ 95,943
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1
28,427	3.500	(d)	07/25/49	25,176

				3,500,955

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				11,268,303

Commercial Mortgage-Backed Securities – 4.0%
Sequential Fixed Rate – 3.1%
BANK Series 2018-BN14, Class D
$200,000	3.000	%(d)	09/15/60	$ 137,157
BANK Series 2019-BNK19, Class D
100,000	3.000	(d)	08/15/61	63,652
BBCMS Mortgage Trust Series 2018-C2, Class A4
1,350,000	4.047		12/15/51	1,262,016
BBCMS Mortgage Trust Series 2022-C17, Class A5
700,000	4.441		09/15/55	664,560
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
1,900,000	3.006		01/15/53	1,640,680
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(d)	09/15/50	279,407
DOLP Trust Series 2021-NYC, Class A
800,000	2.956	(d)	05/10/41	638,169
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D
150,000	3.060	(d)	10/15/48	121,543
Morgan Stanley Capital I Trust Series 2018-L1, Class A3
1,950,000	4.139		10/15/51	1,826,497
Morgan Stanley Capital I Trust Series 2018-L1, Class D
450,000	3.000	(d)	10/15/51	305,224

				6,938,905

Sequential Floating Rate – 0.9%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
400,000	2.778		11/15/54	308,099
BANK Series 2018-BN15, Class A4
900,000	4.407		11/15/61	862,025
BANK Series 2022-BNK40, Class A4
550,000	3.394		03/15/64	485,334
BBCMS Mortgage Trust Series 2022-C16, Class AS
450,000	4.600		06/15/55	414,745
Wells Fargo Commercial Mortgage Trust Series 2016-C37, Class D
100,000	3.188	(d)	12/15/49	76,285

				2,146,488

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES				$9,085,393

Federal Agencies – 117.3%
Adjustable Rate FHLMC(a) –0.0%
$11,806	3.051%		04/01/33	$11,916
6,281	4.375		11/01/34	6,376
4,891	2.625		02/01/35	4,939

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FHLMC(a) – (continued)
$14,832	3.504%	06/01/35	$15,009
(1 year CMT + 2.172%)
5,599	4.231%	09/01/33	5,662
(1 year CMT + 2.107%)
3,379	4.209%	10/01/34	3,418

			47,320

Adjustable Rate FNMA(a) – 0.1%
(COF + 1.350%)
2,600	2.697%	07/01/27	2,531
(COF + 1.247%)
3,302	2.770%	11/01/27	3,206
(12M MTA + 1.125%)
4,979	2.814%	06/01/32	4,910
(COF + 1.250%)
5,048	2.119%	08/01/32	4,792
(COF + 1.314%)
4,947	2.183%	05/01/33	4,690
(1 year CMT + 2.258%)
42,524	3.854%	06/01/33	43,202
(6M USD LIBOR + 1.412%)
1,867	3.030%	06/01/33	1,847
(1 year CMT + 2.134%)
1,125	3.134%	07/01/33	1,139
(COF + 1.254%)
39,842	2.359%	08/01/33	38,034
(12M USD LIBOR + 1.645%)
12,153	3.368%	12/01/33	12,132
(1 year CMT + 2.302%)
476	3.490%	04/01/34	484
(12M USD LIBOR + 1.670%)
5,539	3.920%	11/01/34	5,559
(1 year CMT + 2.195%)
5,999	2.840%	02/01/35	6,095
(12M USD LIBOR + 1.620%)
13,142	2.050%	03/01/35	13,113
(12M USD LIBOR + 1.810%)
6,851	2.548%	04/01/35	6,872
(12M USD LIBOR + 2.164%)
14,532	2.937%	05/01/35	14,721
(COF + 1.300%)
2,009	2.647%	11/01/35	1,904
(COF + 1.257%)
7,574	2.702%	12/01/37	7,364
(12M MTA + 1.150%)
2,047	2.839%	01/01/38	2,029
(12M MTA + 1.175%)
3,337	2.864%	11/01/40	3,299

			177,923

Adjustable Rate GNMA(a) –0.1%
478	2.875	06/20/23	475
303	2.625	07/20/23	301
376	2.625	08/20/23	373
989	2.625	09/20/23	979
499	2.625	03/20/24	492
5,287	2.875	04/20/24	5,214

GOLDMAN SACHS U . S . MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – (continued)
$780	2.875%	05/20/24	$ 769
5,656	2.875	06/20/24	5,573
1,273	3.000	06/20/24	1,255
1,705	2.625	07/20/24	1,674
2,551	3.000	07/20/24	2,510
3,823	2.625	08/20/24	3,751
2,267	3.000	08/20/24	2,230
2,025	2.625	09/20/24	1,986
2,488	2.000	11/20/24	2,441
921	2.000	12/20/24	903
2,265	2.500	12/20/24	2,231
1,705	2.625	01/20/25	1,675
1,205	2.625	02/20/25	1,183
4,405	3.000	05/20/25	4,326
5,158	3.000	07/20/25	5,051
2,308	2.625	02/20/26	2,261
118	2.625	07/20/26	115
6,598	2.625	01/20/27	6,458
1,946	2.625	02/20/27	1,905
20,962	2.875	04/20/27	20,516
2,220	2.875	05/20/27	2,172
3,617	2.875	06/20/27	3,540
1,126	1.750	11/20/27	1,091
3,423	1.750	12/20/27	3,316
7,747	2.625	01/20/28	7,589
2,720	2.625	02/20/28	2,665
2,563	2.625	03/20/28	2,511
13,764	2.625	07/20/29	13,374
5,690	2.625	08/20/29	5,529
1,573	2.625	09/20/29	1,528
7,377	1.750	10/20/29	7,153
9,591	1.750	11/20/29	9,300
1,908	1.750	12/20/29	1,851
2,997	2.625	01/20/30	2,944
827	2.625	02/20/30	813
7,016	2.625	03/20/30	6,894
7,992	2.875	04/20/30	7,853
13,178	2.875	05/20/30	12,949
11,509	3.000	05/20/30	11,332
3,108	2.875	06/20/30	3,054
18,762	3.000	07/20/30	18,390
4,508	3.000	09/20/30	4,420
7,012	1.750	10/20/30	6,806

			213,721

FHLMC – 10.6%
33,298	5.000	10/01/33	33,444
1,489	5.000	07/01/35	1,497
721	4.500	08/01/35	712
2,419	4.500	09/01/35	2,388
865	4.500	10/01/35	853
37,919	5.000	12/01/35	38,243
723	5.000	02/01/37	721
13,216	4.500	01/01/38	13,046
581	4.500	06/01/38	573
21,753	4.500	09/01/38	21,557
96	4.500	01/01/39	95
10,951	4.500	02/01/39	10,856

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$3,822	4.500%	03/01/39	$ 3,789
923	4.500	04/01/39	915
30,099	4.500	05/01/39	29,836
82,709	5.000	05/01/39	83,654
96,472	4.500	06/01/39	95,629
130,196	5.000	07/01/39	131,734
2,530	4.500	07/01/39	2,508
2,203	4.500	08/01/39	2,183
4,590	4.500	09/01/39	4,550
1,105	4.500	10/01/39	1,095
752	4.500	11/01/39	746
919	4.500	12/01/39	911
3,402	4.500	01/01/40	3,373
2,214	4.500	04/01/40	2,194
3,298	4.500	05/01/40	3,269
5,088	4.500	06/01/40	5,042
7,912	4.000	06/01/40	7,670
1,668	4.500	07/01/40	1,653
460	4.500	08/01/40	456
2,329	5.000	08/01/40	2,357
58,785	4.000	02/01/41	56,881
17,179	4.500	02/01/41	17,021
3,672	4.500	03/01/41	3,639
5,459	4.500	04/01/41	5,410
7,058	4.500	05/01/41	6,993
13,551	4.500	06/01/41	13,425
916	5.000	06/01/41	927
39,106	4.500	08/01/41	38,746
39,112	4.500	09/01/41	38,763
33,737	4.000	10/01/41	32,663
4,305	4.000	11/01/41	4,168
2,341	4.500	12/01/41	2,320
29,682	4.500	03/01/42	29,408
271,446	4.000	03/01/42	261,586
13,065	3.000	05/01/42	11,846
199,365	3.500	06/01/42	186,960
359,635	4.500	06/01/42	356,789
58,040	3.000	08/01/42	52,622
47,090	3.500	08/01/42	44,160
137,094	3.500	10/01/42	128,537
24,618	3.000	10/01/42	22,308
72,863	3.500	11/01/42	68,303
375,824	3.000	11/01/42	340,992
646,150	3.000	12/01/42	587,393
1,156,568	3.000	01/01/43	1,053,962
100,731	3.000	02/01/43	91,609
1,030,208	3.500	08/01/43	964,293
521,733	4.000	08/01/43	506,068
244,078	4.000	01/01/44	235,457
299,692	3.500	02/01/44	280,517
299,286	3.500	06/01/44	280,371
6,600	4.000	11/01/44	6,420
39,227	3.500	02/01/45	36,791
67,684	3.500	03/01/45	63,480
8,177	3.500	08/01/45	7,646
9,562	3.500	09/01/45	8,941
21,833	3.500	11/01/45	20,416
1,622,530	3.500	03/01/46	1,516,396

GOLDMAN SACHS U . S . MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$254,585	3.500%	05/01/46	$ 237,560
303,289	3.500	06/01/46	282,935
133,019	3.500	07/01/46	124,133
22,647	3.500	10/01/46	21,113
19,671	3.500	12/01/46	18,338
7,067,666	3.000	05/01/47	6,376,984
210,206	3.500	12/01/47	196,296
3,085,364	3.000	01/01/48	2,771,756
1,294,349	0.000	11/01/52	1,334,880
438,134	0.000	12/01/52	451,033
375,280	3.000	10/01/50	334,886
700,491	2.000	01/01/52	570,536
2,607,525	2.000	03/01/52	2,122,026
828,022	2.000	06/01/52	673,856
477,705	6.000	11/01/52	487,141

			23,895,249

FNMA – 24.1%
1,269	7.000	08/01/31	1,327
55,736	3.500	07/01/42	52,165
53,454	3.500	08/01/42	50,056
35,962	3.500	09/01/42	33,685
4,409	3.500	10/01/42	4,129
9,050	3.500	11/01/42	8,475
4,851	3.500	01/01/43	4,511
116,805	3.500	02/01/43	108,609
11,545	3.500	05/01/43	10,735
503,206	3.500	07/01/43	467,899
252,631	3.500	01/01/44	234,905
11,185	3.500	12/01/44	10,386
220,979	4.000	03/01/45	211,520
105,932	4.000	04/01/45	101,397
2,983,454	2.000	12/01/50	2,368,321
1,164,677	4.500	06/01/51	1,141,965
1,988,474	5.500	09/01/52	2,024,574
1,254,546	6.000	12/01/52	1,291,481
2,329,867	4.000	05/01/56	2,222,129
2,745,744	4.000	07/01/56	2,618,775
1,496,223	3.500	08/01/56	1,378,618
2,774,634	3.500	10/01/56	2,556,543
1,854,430	4.000	02/01/57	1,768,677
2,075,574	3.000	10/01/50	1,855,480
12,170,340	2.000	05/01/51	9,988,962
11,992,511	2.000	11/01/51	9,813,026
6,807,355	2.000	12/01/51	5,570,205
926,225	2.000	03/01/52	754,137
8,999,999	2.000	06/01/52	7,324,601
522,295	6.000	11/01/52	532,449

			54,509,742

[H]4GNMA – 36.7%
1,091	6.000	04/15/26	1,092
153	6.500	01/15/32	157
520	6.500	02/15/32	538
159,362	5.500	04/15/33	164,288
3,859	5.000	11/15/33	3,851
449	6.500	08/15/34	471

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$518	6.500%	02/15/36	$ 546
1,174	6.500	03/15/36	1,234
2,022	6.500	04/15/36	2,125
6,130	6.500	05/15/36	6,457
3,140	6.500	06/15/36	3,302
14,960	6.500	07/15/36	15,791
16,825	6.500	08/15/36	17,774
34,777	6.500	09/15/36	36,766
13,989	6.500	10/15/36	14,753
21,493	6.500	11/15/36	22,779
9,008	6.500	12/15/36	9,514
3,786	6.500	01/15/37	3,996
1,453	6.500	03/15/37	1,533
3,151	6.500	04/15/37	3,330
776	6.500	05/15/37	818
827	6.500	08/15/37	875
5,254	6.500	09/15/37	5,551
6,473	6.500	10/15/37	6,930
2,603	6.500	11/15/37	2,745
2,069	6.500	05/15/38	2,178
615	6.500	02/15/39	645
140,519	5.000	01/20/40	141,901
123,422	4.500	05/15/40	122,781
95,190	5.000	07/15/40	96,812
141,594	3.500	09/15/42	132,804
175,227	3.500	02/15/45	163,721
30,148	4.000	05/20/45	29,236
22,057	4.000	07/20/45	21,390
38,373	4.000	10/20/45	37,176
118,805	4.000	01/20/46	114,840
500,797	4.500	03/20/46	498,769
1,082,110	3.000	06/20/46	979,416
715,505	3.500	09/20/46	670,591
304,992	3.500	10/20/46	285,847
329,223	3.500	12/20/46	308,557
311,729	3.500	01/20/47	292,161
338,237	3.500	02/20/47	317,005
1,960,039	4.500	02/20/47	1,947,555
6,315	3.500	03/20/47	5,892
203,856	4.500	03/20/47	202,521
1,577,393	3.500	04/20/47	1,471,680
10,803	3.500	05/20/47	10,079
1,116,152	4.500	05/20/47	1,104,655
188,342	4.500	06/20/47	186,579
1,593,528	4.000	06/20/47	1,530,879
56,576	4.500	07/20/47	55,993
15,038	3.500	08/20/47	14,030
548,328	4.500	08/20/47	541,824
3,533	3.500	09/20/47	3,296
5,840	3.500	10/20/47	5,448
387,843	3.500	11/20/47	361,851
742,700	3.500	12/20/47	692,926
1,021,793	3.500	01/20/48	953,315
613,125	4.500	09/20/48	602,019
169,803	5.000	09/20/48	170,805
1,506,942	5.000	11/20/48	1,514,894
739,196	4.500	12/20/48	725,576
611,044	5.000	12/20/48	614,268

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$106,239	4.500%	01/20/49	$ 104,381
1,154,032	5.000	01/20/49	1,158,949
31,380	3.500	01/20/49	29,277
843,755	4.000	02/20/49	806,892
348,973	4.500	02/20/49	342,870
520,277	4.500	03/20/49	511,179
775,339	5.000	03/20/49	778,401
1,530,426	4.000	04/20/49	1,462,725
600,856	4.000	05/20/49	573,901
110,979	5.000	06/20/49	111,383
2,053,184	3.000	07/20/49	1,850,512
441,091	3.500	07/20/49	410,170
1,781,766	3.000	08/20/49	1,604,401
2,037,466	3.500	09/20/49	1,893,812
370,672	4.500	10/20/49	362,683
229,392	3.500	12/20/49	213,156
1,841,270	3.000	03/20/50	1,653,930
398,102	3.000	05/20/50	357,474
715,797	3.500	12/20/50	663,655
297,083	4.000	01/20/51	282,619
1,430,058	3.500	02/20/51	1,328,457
801,487	3.000	07/20/51	717,742
1,796,954	3.000	11/20/51	1,606,949
4,578,656	3.000	12/20/51	4,092,733
2,158,730	3.000	02/20/52	1,924,275
1,960,730	4.500	09/20/52	1,899,982
1,992,946	5.000	09/20/52	1,986,024
4,000,000	2.000	01/23/53(e)	3,355,880
13,000,000	2.500	01/23/53(e)	11,261,162
5,000,000	3.000	TBA-30yr(e)	4,453,382
4,000,000	4.000	TBA-30yr(e)	3,786,688
5,000,000	5.000	TBA-30yr(e)	4,954,239
9,000,000	5.500	TBA-30yr(e)	9,045,591

			82,844,605

UMBS – 35.8%
26	4.500	04/01/23	26
44	4.500	07/01/23	44
1,056	4.500	08/01/23	1,049
1,397	4.500	09/01/23	1,387
328	5.000	01/01/33	329
121,374	4.500	07/01/36	120,136
8,649	4.500	12/01/36	8,561
99,085	4.500	02/01/39	98,123
2,968	4.500	03/01/39	2,939
3,585	4.500	05/01/39	3,550
1,927	4.500	07/01/39	1,908
1,911	4.000	08/01/39	1,850
3,991	4.500	09/01/39	3,952
7,152	4.500	10/01/39	7,082
17,060	4.500	02/01/40	16,891
3,034	4.500	03/01/40	3,005
39,821	4.500	04/01/40	39,427
17,381	4.500	06/01/40	17,218
88,506	4.500	09/01/40	87,632
3,982	4.500	12/01/40	3,942
31,835	4.500	01/01/41	31,520
11,539	4.500	04/01/41	11,422

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$19,290	4.500%	06/01/41	$ 19,093
18,053	4.500	07/01/41	17,869
83,312	4.500	08/01/41	82,513
74,318	4.500	09/01/41	73,560
37,530	4.500	10/01/41	37,147
65,213	3.500	10/01/41	61,059
17,383	3.500	11/01/41	16,277
48,643	4.500	11/01/41	48,147
39,229	4.500	12/01/41	38,829
34,325	4.500	01/01/42	33,686
63,431	3.500	01/01/42	59,422
6,626	3.500	02/01/42	6,191
231,226	4.000	03/01/42	222,606
2,507	4.500	03/01/42	2,505
51,925	4.000	04/01/42	49,989
6,159	4.500	04/01/42	6,093
6,375	3.500	05/01/42	5,978
25,860	3.500	06/01/42	24,199
17,059	3.500	09/01/42	16,007
52,784	3.000	09/01/42	47,783
127,310	3.500	10/01/42	119,017
284,916	3.000	12/01/42	257,896
47,672	3.500	12/01/42	44,602
65,323	3.000	01/01/43	59,578
23,440	3.000	02/01/43	21,378
173,144	3.500	02/01/43	162,156
669,774	3.000	03/01/43	610,867
580,275	3.500	03/01/43	543,146
733,339	3.000	04/01/43	668,841
559,944	3.500	04/01/43	523,611
877,098	3.000	05/01/43	799,958
290,232	2.500	05/01/43	254,492
107,520	3.500	05/01/43	100,611
32,014	3.000	06/01/43	29,169
486,747	3.500	06/01/43	455,548
1,423,420	3.500	07/01/43	1,331,588
266,186	3.000	07/01/43	242,525
704,159	3.500	08/01/43	658,514
25,112	3.500	09/01/43	23,523
48,804	3.500	01/01/44	45,684
21,043	3.500	08/01/44	19,621
31,284	3.500	09/01/44	29,268
70,188	3.500	10/01/44	65,899
24,927	5.000	12/01/44	25,173
299,244	4.000	12/01/44	289,334
19,873	3.500	01/01/45	18,621
179,980	4.000	02/01/45	174,863
82,837	3.500	03/01/45	77,483
38,860	3.500	04/01/45	36,328
528,018	3.500	05/01/45	495,755
878,390	4.500	06/01/45	867,820
53,904	3.500	07/01/45	50,357
598,235	4.000	08/01/45	578,423
204,785	4.000	11/01/45	196,772
8,656	3.500	11/01/45	8,087
169,933	3.500	01/01/46	158,860
1,817,146	4.000	01/01/46	1,746,041
124,569	4.000	03/01/46	119,289

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$449,084	3.500%	03/01/46	$ 421,568
72,488	3.500	04/01/46	68,059
335,068	3.500	05/01/46	312,396
71,686	4.000	06/01/46	68,439
166,407	4.500	06/01/46	163,872
208,728	3.000	07/01/46	187,339
222,376	4.000	07/01/46	212,305
278,986	4.000	08/01/46	266,351
114,431	3.000	08/01/46	102,705
487,388	3.000	09/01/46	437,444
149,900	3.000	10/01/46	134,540
187,654	4.000	10/01/46	179,156
615,774	3.000	11/01/46	552,673
276,779	3.000	12/01/46	248,417
1,101,592	3.000	01/01/47	988,708
735,997	4.000	02/01/47	702,647
599,278	4.500	02/01/47	592,067
52,808	3.000	02/01/47	47,396
147,518	3.000	04/01/47	132,512
365,720	3.500	06/01/47	338,149
170,441	4.500	11/01/47	168,058
5,596	4.500	02/01/48	5,488
302,586	4.500	05/01/48	299,253
450,294	3.500	06/01/48	416,354
243,304	4.500	07/01/48	238,306
906,070	4.500	08/01/48	882,403
370,673	4.500	09/01/48	362,942
7,330	4.500	10/01/48	7,251
1,030,100	3.500	11/01/48	952,458
1,390,140	5.000	11/01/48	1,408,442
620,917	4.500	11/01/48	607,920
300,282	4.500	12/01/48	292,184
1,510,102	4.000	01/01/49	1,448,766
364,670	4.500	02/01/49	356,842
4,261	4.500	05/01/49	4,168
750,074	3.500	07/01/49	697,739
952,220	4.000	07/01/49	908,457
505,873	3.500	08/01/49	470,418
1,860,013	3.000	09/01/49	1,667,363
5,530	4.500	11/01/49	5,409
419,250	4.500	01/01/50	410,506
63,390	4.500	02/01/50	62,250
676,242	3.000	03/01/50	600,536
1,812,491	4.000	03/01/50	1,734,483
4,500,312	4.500	03/01/50	4,406,169
485,911	4.500	04/01/50	473,233
480,298	4.500	09/01/50	469,783
3,822,628	2.500	09/01/50	3,299,792
4,886,100	2.000	02/01/51	3,999,210
8,636,405	2.500	05/01/51	7,378,410
8,921,992	2.500	07/01/51	7,619,115
3,625,670	2.500	08/01/51	3,081,079
1,855,239	2.500	09/01/51	1,591,924
5,580,895	2.500	12/01/51	4,769,431
5,762,754	2.000	02/01/52	4,689,960
5,999,699	2.000	05/01/52	4,882,637
968,063	5.000%	07/01/52	965,078

			81,032,204

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family – 9.9%
$6,000,000	6.500	TBA-30yr(e)	$ 6,147,177
5,000,000	6.000	01/12/53(e)	5,077,346
1,000,000	3.500	TBA-30yr	909,453
4,000,000	2.500	TBA-30yr(e)	3,391,250
5,299,506	2.000	02/01/52	4,312,939
1,999,801	2.000	03/01/52	1,627,516
999,900	2.000	07/01/52	813,763
32,982	2.000	02/01/52	26,988

			22,306,432

TOTAL FEDERAL AGENCIES			$265,027,196

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $309,386,703)			$291,275,269

Asset-Backed Securities(a) – 9.0%
Collateralized Loan Obligations(d) –6.8%
Battalion CLO Ltd. Series 2018-12A, Class A1 (3M USD LIBOR + 1.070%)
$800,000	5.720%	05/17/31	$ 785,043
CarVal CLO IV Ltd. Series 2021-1A, Class A1A (3M USD LIBOR + 1.180%)
2,750,000	5.423	07/20/34	2,684,110
Jamestown CLO XVI Ltd. Series 2021-16A, Class A (3M USD LIBOR + 1.200%)
3,650,000	5.558	07/25/34	3,558,381
LCM 38 Ltd. (TSFR3M + 2.100%)
350,000	4.592	07/15/34	347,131
Magnetite XVI Ltd. Series 2015-16A, Class AR (3M USD LIBOR + 0.800%)
1,093,284	4.994	01/18/28	1,085,172
Shackleton 2019-XIV CLO Ltd. Series 2019-14A, Class A1R (3M USD LIBOR + 1.200%)
2,750,000	5.443	07/20/34	2,662,481
Sound Point CLO XVIII Ltd. Series 2017-4A, Class A2A (3M USD LIBOR + 1.400%)
850,000	5.643	01/21/31	799,168
Sound Point CLO XVIII Ltd. Series 2017-4A, Class B (3M USD LIBOR + 1.800%)
550,000	6.043	01/21/31	501,030
York CLO 1 Ltd. Series 2014-1A, Class ARR (3M USD LIBOR + 1.120%)
1,998,688	5.445	10/22/29	1,975,381
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
925,000	5.724	07/28/32	907,309

			15,305,206

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan – 2.2%
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1 (1M USD LIBOR + 0.700%)
$138,208	5.089%		12/26/35	$ 136,962
ECMC Group Student Loan Trust Series 2017-1A, Class A (1M USD LIBOR + 1.200%)
1,316,320	5.589	(d)	12/27/66	1,272,098
Goal Capital Funding Trust Series 2010-1, Class A (3M USD LIBOR + 0.700%)
502,842	5.457	(d)	08/25/48	487,744
Higher Education Funding I Series 2014-1, Class A (3M USD LIBOR + 1.050%)
204,858	5.807	(d)	05/25/34	204,679
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
445,130	5.258		07/25/45	440,511
PHEAA Student Loan Trust Series 2014-3A, Class A (1M USD LIBOR + 0.590%)
2,015,805	4.979	(d)	08/25/40	1,986,699
PHEAA Student Loan Trust Series 2016-1A, Class A (1M USD LIBOR + 1.150%)
461,745	5.539	(d)	09/25/65	454,049

				4,982,742

TOTAL ASSET-BACKED SECURITIES (Cost $20,782,273)				$ 20,287,948

U.S. Treasury Obligations(f) – 0.1%
United States Treasury Notes
$381,000	1.250%		03/31/28	$ 331,262
(Cost $380,037)

TOTAL INVESTMENTS – 138.0% (Cost $330,549,013)				$311,894,479

LIABILITIES IN EXCESS OF OTHER ASSETS – (38.0)%				(85,882,815)

NET ASSETS – 100.0%				$226,011,664

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2022.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $47,797,595 which represents approximately 21.3% of net assets as of December 31, 2022.

(f)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	2.000%	TBA-30yr		$15,000,000	$(10,610,844)
GNMA	3.500	TBA-30yr		(4,000,000)	(3,675,120)

(PROCEEDS RECEIVABLE: $(14,321,406))					$(14,285,964)

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	21	03/22/23	$2,483,906	$(52,244)
Ultra Long U.S. Treasury Bonds	20	03/22/23	2,506,875	(42,941)

Total				$(95,185)

Short position contracts:
10 Year U.S. Treasury Notes	(16)	03/22/23	(1,796,750)	8,827
2 Year U.S. Treasury Notes	(69)	03/31/23	(14,150,391)	29,041
5 Year U.S. Treasury Notes	(45)	03/31/23	(4,856,836)	2,977
Ultra Long U.S. Treasury Bonds	(17)	03/22/23	(2,283,312)	5,474

Total				$46,319

TOTAL FUTURES CONTRACTS				$(48,866)

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M LIBOR(a)	4.430%(a)	12/31/24	$4,010	$(1,143)	$5,462	$(6,605)
12M LIBOR(a)	2.500(a)	06/04/29	1,510	(18,957)	(27,094)	8,137
2.570%(a)	12M SOFR(a)	06/04/31	4,120	46,549	63,358	(16,809)
3.750(a)	12M LIBOR(a)	03/15/33	300	(5,447)	(7,407)	1,960
12M LIBOR(a)	2.730(a)	06/04/33	2,680	(26,932)	(36,323)	9,391
12M LIBOR(a)	2.720(a)	08/11/37	4,690	(115,676)	(53,240)	(62,436)
2.170(a)	12M LIBOR(a)	08/11/52	2,270	92,983	32,874	60,109

TOTAL				$(28,623)	$(22,370)	$(6,253)

(a)	Payments made annually.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	2.944%	12/15/2023	(2,070,000)	$(2,070,000)	$(48,885)	$(77,107)	$28,222

Puts
1Y IRS	BofA Securities LLC	2.944	12/15/2023	(2,070,000)	(2,070,000)	(123,956)	(77,108)	(46,848)

Total written option contracts				(4,140,000)	$(4,140,000)	$(172,841)	$(154,215)	$(18,626)

TOTAL				(4,140,000)	$(4,140,000)	$(172,841)	$(154,215)	$(18,626)

GOLDMAN SACHS U . S . MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
USD	—U.S.Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IO	— Interest Only Stripped Security
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
PI	— Private Investment
REMIC	— Real Estate Mortgage Investment Conduit
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage Backed Securities

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iii. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A total return swap is an agreement that gives a Fund the right to receive the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of investments or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believes that such quotations do not accurately reflect fair value, the fair value of a Funds’ investments may be determined under the Valuation Procedures. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2022:

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$388,025,053	$—
Corporate Obligations	—	132,916,495	3,317,040
Investment Company	44,380,328	—	—

Total	$44,380,328	$520,941,548	$3,317,040

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$3,084,709	$—
Futures Contracts(a)	222,048	—	—
Interest Rate Swap Contracts(a)	—	3,400,126	—
Credit Default Swap Contracts(a)	—	658,742	—
Purchased Option Contracts	—	1,014,650	—

Total	$222,048	$8,158,227	$—

Liabilities
Credit Default Swap Contracts(a)	$—	$(329,910)	$—
Forward Foreign Currency Exchange Contracts(a)	—	(11,983,496)	—
Futures Contracts(a)	(1,481,497)	—	—
Interest Rate Swap Contracts(a)	—	(2,197,752)	—
Written Option Contracts	—	(1,002,874)	—

Total	$(1,481,497)	$(15,514,032)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,271,307,544	$—
Bank Loans	—	85,109,603	744,567
Securities Lending Reinvestment Vehicle	63,469,395	—	—
Exchange Traded Funds	15,778,732	—	—
Common Stock and/or Other Equity Investments(b)
Europe	7,294,535	—	—
North America	2,297,451	1,270,647	—
Rights	—	225,989	—
Warrants	—	95,251	—
Investment Company	28,812,177	—	—

Total	$117,652,290	$1,358,009,034	$744,567

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$185,882	$—
Futures Contracts(a)	756,962	—	—
Interest Rate Swap Contracts(a)	—	189,398	—
Credit Default Swap Contracts(a)	—	85,323	—
Purchased Option Contracts	—	760,855	—

Total	$756,962	$1,221,458	$—

Liabilities
Credit Default Swap Contracts(a)	$—	$(297,363)	$—
Forward Foreign Currency Exchange Contracts(a)	—	(3,377,475)	—
Futures Contracts(a)	(86,915)	—	—
Interest Rate Swap Contracts(a)	—	(37,974)	—
Written Option Contracts	—	(771,078)	—

Total	$(86,915)	$(4,483,890)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$2,487,578,484	$45,310,646
Corporate Obligations	—	125,280,424	—
Asset-Backed Securities	—	29,911,790	—
Unfunded Loan Committment	—	(40,797)	—
Exchange Traded Funds	41,809,317	—	—
Securities Lending Reinvestment Vehicle	35,348,946	—	—
Common Stock and/or Other Equity Investments(b)
Europe	—	5,384,104	—
North America	608,369	1,443,076	1,628
Warrants	—	123,112	1,628
Investment Company	92,223,309	—	—

Total	$169,989,941	$2,649,680,193	$45,313,902

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$804,055	$—
Futures Contracts(a)	390,875	—	—

Total	$390,875	$804,055	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(9,423,190)	$—
Futures Contracts(a)	(18,464)	—	—

Total	$(18,464)	$(9,423,190)	$—

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$518,143,508	$—
Sovereign Debt Obligations	—	12,602,264	—
Municipal Debt Obligations	—	4,180,396	—
Exchange Traded Funds	28,179,071	—	—

Total	$28,179,071	$534,926,168	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INVESTMENT GRADE CREDIT (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Futures Contracts(a)	$1,108,644	$—	$—
Interest Rate Swap Contracts(a)	—	279,180	—
Credit Default Swap Contracts(a)	—	66,745	—
Purchased Option Contracts	—	410,165	—

Total	$1,108,644	$756,090	$—

Liabilities
Credit Default Swap Contracts(a)	$—	$(636,543)	$—
Forward Foreign Currency Exchange Contracts(a)	—	(310,020)	—
Futures Contracts(a)	(1,210,573)	—	—
Interest Rate Swap Contracts(a)	—	(168,269)	—
Written Option Contracts	—	(860,843)	—

Total	$(1,210,573)	$(1,975,675)	$—

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$42,877,496	$—
Structured Notes	—	1,333,442	—
Corporate Obligations	—	980,416	222,720
U.S. Treasury Obligations	105,338	—	—
Investment Company	7,280,414	—	—

Total	$7,385,752	$45,191,354	$222,720

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$908,400	$—
Futures Contracts(a)	36,763	—	—
Interest Rate Swap Contracts(a)	—	424,610	—
Credit Default Swap Contracts(a)	—	9,370	—
Purchased Option Contracts	—	6,112	—

Total	$36,763	$1,348,492	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LOCAL EMERGING MARKETS DEBT (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Credit Default Swap Contracts(a)	$—	$(218)	$—
Forward Foreign Currency Exchange Contracts(a)	—	(492,108)	—
Futures Contracts(a)	(31,179)	—	—
Interest Rate Swap Contracts(a)	—	(386,414)	—
Written Option Contracts	—	(15,912)	—

Total	$(31,179)	$(894,652)	$—

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$291,275,269	$—
Asset-Backed Securities	—	20,287,948	—
U.S. Treasury Obligations	331,262	—	—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts(a)	$—	$(14,285,964)	$—

Derivative Type

Assets
Futures Contracts(a)	$46,319	$—	$—
Interest Rate Swap Contracts(a)	—	79,597	—

Total	$46,319	$79,597	$—

Liabilities
Futures Contracts(a)	$(95,185)	$—	$—
Interest Rate Swap Contracts(a)	—	(85,850)	—
Written Option Contracts	—	(172,841)	—

Total	$(95,185)	$(258,691)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk,

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fundmay not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Local Emerging Markets Debt Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.